As filed with the U.S. Securities and Exchange Commission on April 28, 2006

1940 Act Registration No. 811-4062
1933 Act File No. 2-92136

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.      45

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.      48

(Check appropriate box or boxes)

GAM Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices) (Zip Code)

(212) 407-4600
(Registrant’s Telephone Number, including Area Code)

GAM Funds, Inc., 330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Service of Process)

Approximate Date of Public Offering: As soon as practical after the effective date of this amendment to the registration statement.

It is proposed that this filing will become effective (check appropriate box):

[X]   immediately upon filing pursuant to paragraph (b) of Rule 485

[  ]   on April 28, 2006 pursuant to paragraph (b) of Rule 485

[  ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ]   on (date) pursuant to paragraph (a)(1) of Rule 485

[  ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485

[  ]   on (date) pursuant to paragraph (a)(2) of Rule 485

GAM INTERNATIONAL	GAM® FUNDS, INC.
EQUITY
PROSPECTUS • April 28, 2006
GAM ASIA-PACIFIC EQUITY

GAM EUROPEAN EQUITY

GAMERICA

GAM GABELLI LONG/SHORT

GAM Funds, Inc. (the “Company”) is a diversified, open-end investment company. The Company currently has the following five different investment portfolios, or series of shares, all of which invest primarily in equity securities (the “Funds”): GAM International Equity; GAM Asia-Pacific Equity; GAM European Equity; GAMerica; and GAM Gabelli Long/Short. Shares of one of these portfolios may be exchanged for shares of the same class of another of these portfolios where that class exists.

The Funds described in this Prospectus, other than GAM Gabelli Long/Short, are managed solely by GAM International Management Limited (“GIML”). GIML and GAMCO Asset Management Inc. (formerly known as GAMCO Investors, Inc., “GAMCO”) serve as co-investment advisers to GAM Gabelli Long/Short (each, a “Co-Investment Adviser” and together, the “Co-Investment Advisers”). GAM Services Inc. (“GAM Services”), an affiliate of GIML, serves as the principal underwriter for the Funds’ securities.

Neither the U.S. Securities and Exchange Commission (“SEC”) nor any state securities commission has approved the Funds’ shares as an investment. Neither the SEC nor any state security commission has determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in the Funds involve investment risk, including the possible loss of principal.

Investors should carefully consider the risks, investment objectives, charges and ongoing expenses of the Funds before making an investment.

Table of Contents

I.	RISK AND RETURN SUMMARY

GAM International Equity

GAM Asia-Pacific Equity

GAM European Equity

GAMerica

GAM Gabelli Long/Short

II.	MANAGEMENT OF THE FUNDS

III.	SHAREHOLDER INFORMATION

Choosing the appropriate share class

How to buy shares

How to sell shares

How to exchange shares

Account services

Dividends and tax matters

Selective Disclosure of Portfolio Holdings

IV.	FINANCIAL HIGHLIGHTS

I.	Risk and Return Summary

GAM International Equity

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in common stocks of companies in any country of the world, other than the United States—normally Canada, Europe and countries located in the Asia-Pacific Region. The Fund may also invest in the securities of issuers in emerging market countries. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries.

The remaining assets of the Fund may be invested in debt securities issued either by governments or governmental agencies or corporations without regard to the maturity of such debt securities. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in debt securities rated lower than investment grade.

Typically, the Fund will invest in 60 to 100 securities, which are mainly equities. In selecting an investment, the Investment Adviser uses a “top down” three-step approach screening potential investments by country, sector and security. Countries and sectors are avoided when the Investment Adviser regards them as too risky based on an economic analysis that examines, among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency. The Investment Adviser seeks international stocks at reasonable prices. In general, the Investment Adviser prefers companies with:

•	Successful business models

•	Profitability or potential for increase

•	Niche market player

•	Focus on structural factors

•	Potential for improvements/re-ratings

Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when news on the company indicates a change in the company’s prospects. For example, a loss of market share or less-than-expected or negative earnings growth would indicate a deterioration of fundamentals. Sales are also triggered when a company reaches a high price per earnings ratio relative to earnings growth and interest rates.

The Investment Adviser does not screen potential companies based on size of the company. Rather, the Investment Adviser takes into account its ability to purchase or sell the company’s stock with relative ease within a short time frame.

The Fund may take temporary “defensive” positions in attempting to respond to adverse market conditions. The Fund, for temporary defensive purposes, may invest in short-term bonds issued by foreign or U.S. corporations, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. No more than 20% of the Fund’s portfolio will be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund’s investment in U.S. government securities may include certain U.S. government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan Bank are supported only by the issuer’s right to borrow from the U.S. Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are supported only by the credit of the issuer.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in common stocks of companies in any country of the world, other than the United States—normally Canada, Europe and countries located in the Asia-Pacific Region. Upon written notice to shareholders, the Fund’s investment objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

•

Foreign investments risks Investing in foreign securities generally involves greater risk than investing in U.S. securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

–

Political conditions Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes, or similar items.

–

Information There is likely to be less available information about foreign companies than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

–

Liquidity Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

	–	Commissions and fees Brokerage fees and commissions are generally higher abroad than in the United States.

	–	Emerging markets Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

	–	Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund’s investment.

•

Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

•

Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

•

Company risk Investing in the Fund involves the risk common to investing in any security: the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund’s shares will change accordingly.

•

Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them.

•

“Focus” investing Since the Fund will typically focus its investments on less than 100 securities, mainly equities, it may be subject to greater share price fluctuations than a more broadly diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

GAM INTERNATIONAL EQUITY

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each of the last 10 years. The table illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

GAM International Equity Class A Share Annual Total Returns As of December 31

96	8.98
97	28.93
98	7.22
99	6.99
00	-22.74
01	-24.53
02	-15.35
03	31.44
04	17.68
05	13.09

Highest and Lowest Returns
Highest Performing Quarter:	31.00% in 4th quarter of 1999
Lowest Performing Quarter:	-18.13% in 3rd quarter of 2002

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one, five and 10 years (or life of class) for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax returns shown. Past performance (before and after taxes) is not an indication of future results.

The MSCI EAFE Index is a broad market index used for comparative purposes.

GAM International Equity

1-, 5-, and 10-Year (or Life-of-Class) Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the MSCI EAFE Index

As of December 31, 2005

Class (inception date)	1 Year	5 Year	10 Year (or Life-of-Class if less than 10 Years)

A Shares (January 2, 1985) (after maximum sales charge of 5.50%)
Return Before Taxes	6.87%	1.10%	2.78%
Return After Taxes on Distributions	6.54%	0.96%	1.60%
Return After Taxes on Distributions and Sale of Fund Shares*	4.18%	0.81%	1.66%

B Shares (May 26, 1998) (with deferred sales charge)
Return Before Taxes	7.89%	1.26%	(2.80)%+

C Shares (May 19, 1998) (with deferred sales charge)**
Return Before Taxes	11.69%	1.59%	(2.53)%+

MSCI EAFE Index***	14.02%	4.94%	6.18%+

*

A negative “Return Before Taxes” translates into a higher “Return After Taxes on Distributions and Sale of Fund Shares” because this calculation assumes that a shareholder received a tax deduction for the loss incurred on the sale of the shares.

**

The average annual total returns presented for the Class C Shares shown above do not reflect any front-end sales charge. However, Class C Shares purchased between January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

***

The MSCI EAFE (Europe, Australasia, Far East) Index is an unmanaged, free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed market country indices and includes reinvestment of dividends. Investors may not invest in indices directly.

+	Returns of MSCI EAFE Index were for the Life-of-Class B: 4.72% and Class C: 5.05%.

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM International Equity Investor Expenses
Shareholder Transaction Expenses

	CLASS A	CLASS B	CLASS C

Sales charges (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of the offering price)	5.50%	0.00%	0.00%

Maximum Deferred Sales Charge (as a percentage of the original purchase price or the amount redeemed, whichever is less)	0.00%*	5.00%	1.00%

Redemption Fee (paid directly from your investment upon redemption)**	1.00%	0.00%	0.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)

Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.30%	1.00%	1.00%
Other Expenses	0.74%	0.65%	0.88%
Total Fund Operating Expenses[1]	2.04%	2.65%	2.88%

*	Except for investments of $1 million or more. See “Information about contingent deferred sales charge.”

**	For shares redeemed or exchanged within 90 days of the date of purchase.

[1]

The Investment Adviser has voluntarily agreed to waive a portion of its advisory fee in the amount of 0.10% per annum during fiscal year 2006. As a result of this voluntary fee waiver, the total fund operating expenses paid by the Class A, Class B and Class C Shares are expected to be 1.94%, 2.55% and 2.78%, respectively.

Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM International Equity

	CLASS A*	CLASS B**	CLASS C

EXAMPLE #1

For one year	$736	$758	$381
For three years	$1,145	$1,114	$882
For five years	$1,579	$1,596	$1,510
For ten years	$2,781	$2,828	$3,197

EXAMPLE #2

For one year	$736	$258	$281
For three years	$1,145	$814	$882
For five years	$1,579	$1,396	$1,510
For ten years	$2,781	$2,828	$3,197

*	Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the date of purchase.

**

The Class B example reflects Class A expenses for years nine through 10 because Class B Shares convert to Class A Shares after a maximum period of eight years. Class B Shares may convert sooner depending on the amount of Class B Shares purchased and when. See “Information about contingent deferred sales charge.”

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund’s total assets will be invested in any one industry.

The Fund may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own anticipating a decline in the market value of the security. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested plus any trading costs.

The frequency of short sales will vary substantially under different market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund’s net assets.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments that derive their value from the performance of an underlying asset-another security, a commodity, or an index. Examples of these include:

•

Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts “lock in” a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

•

Options and warrants An option is a contract giving the owner the right to buy (“call option”) or sell (“put option”) a security at a designated price (“strike price”) on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

•

Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

•

Contracts for Difference A Contract for Difference is an agreement between two parties to settle at the close of the contract the difference between the opening price and closing price of a security identified in the contract, multiplied by the number of shares specified in the contract. When entering into a Contract for Difference, the Fund attempts to predict either that the price of the security will fall (taking a short position) or that the price of the security will rise (taking a long position).

The Fund may enter into foreign currency forward contracts, repurchase agreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

In addition, the Fund may invest in other financial instruments that provide exposure to an underlying position or other instrument. The gain or loss experienced by the Fund will depend on whether the price of the underlying instrument rises or falls.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

•

Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

•

Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money—more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

•

Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. “Portfolio turnover” describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. In addition, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders since the Fund will normally distribute all of its capital gains realized to shareholders each year to avoid excise taxes under the U.S. Internal Revenue Code of 1986, as amended.

GAM Asia-Pacific Equity

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in equity investments that are economically tied to the Asia-Pacific Region. A company will be considered economically tied to the Asia-Pacific Region if (i) at least 50% of the company’s assets are located in the Asia-Pacific Region or at least 50% of its total revenues are derived from goods or services produced in the Asia-Pacific Region or sales made in the Asia-Pacific Region, (ii) the principal trading market for the company’s securities is in the Asia-Pacific Region or (iii) the company is incorporated under the laws of a country in the Asia-Pacific Region. The Asia-Pacific Region includes Japan, Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, South Korea, the People’s Republic of China, Taiwan, India, Pakistan, Australia and New Zealand.

The Fund invests primarily in common stock, and under normal market conditions, the Fund will invest in stocks issued in at least three different countries. The Fund has a fundamental policy of concentrating at least 25% of its assets in the financial services sector. Thus, more than 25% of the value of the total assets of the Fund will ordinarily be invested in the financial services sector, which includes banking, financial services, insurance and real estate. In addition, if the Investment Adviser determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

Typically, the Fund will invest in 50 to 70 securities, which are mainly equities. In selecting investments for the Fund, the Investment Adviser looks first at the economic environment and attempts to exclude speculative and highly illiquid countries. Specific sectors and stocks are excluded when viewed as over-valued. Within those markets identified for investment, the Investment Adviser employs a fundamental investment process focusing on factors such as:

•	Experience, capability and shareholder focus of company management

•	Financial health including the strength of the balance sheet, cash flow, earnings quality and long-term growth

•	Competitive position within the industry

•	Price of the stock compared to forecasted growth rate

•	Liquidity as measured by market capitalization and daily trading volume

Stocks selected tend to have higher return on equity, higher growth in earnings per share and higher growth in cash flow per share than the benchmark index (MSCI Pacific Index). Companies selected tend to have large market capitalizations with high liquidity, although the Fund is not restricted in terms of the size of the companies in which it invests. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when, for example, management leaves, the industry goes into a decline, or the company becomes overvalued by the markets. Sales are also triggered when the Investment Adviser determines that there may be better opportunities elsewhere.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and U.S. companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 20% of the Fund’s portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund’s investment in U.S. government securities may include certain U.S. government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan Bank are supported only by the issuer’s right to borrow from the U.S. Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are supported only by the credit of the issuer.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in equity investments that are economically tied to the Asia-Pacific Region. Upon written notice to shareholders, the Fund’s investment objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Since the Fund invests principally in the Asia-Pacific Region, it will be impacted by regional events there to a greater extent than a more broadly diversified fund.

•

Foreign investments risks Investing in foreign securities generally involves greater risk than investing in U.S. securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

—

Political conditions Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes, or similar items.

—

Information There is likely to be less available information about foreign companies than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

—

Liquidity Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

	—	Commissions and fees Brokerage fees and commissions are generally higher abroad than in the United States.

	—	Emerging markets Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

	—	Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund’s investment.

•

Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

•

Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

•

Company risk Investing in the Fund involves the risk common to investing in any security: the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund’s shares will change accordingly.

•

Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risks may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them.

•

“Focus” investing Since the Fund will typically focus its investments on less than 100 securities, mainly equities, it may be subject to greater share price fluctuations than a more broadly diversified fund.

Since the Fund will concentrate its investments in the financial services sector, it may be subject to greater share price fluctuations than a non-concentrated fund and there is the risk that the Fund will perform poorly during a downturn in that sector. Also, changes in government policies and regulation, interest rates, currency exchange rates, and other factors affecting the financial markets may affect businesses in the finance sector more significantly. In addition, as the Fund’s investments are concentrated in investments in the financial services sector in the Asia-Pacific Region, the Fund may be more volatile than a more diversified Asia-Pacific Region sector fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing. Also, the Fund may only be appropriate if you can tolerate concentrated investments in a single market sector within the Asia-Pacific Region. The Fund should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

GAM ASIA-PACIFIC EQUITY

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each of the last 10 years. The table illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

GAM Asia-Pacific Equity Class A Share Annual Total Returns As of December 31

96	-0.39
97	-30.00
98	-3.99
99	74.91
00	-23.21
01	-17.45
02	-12.41
03	33.83
04	21.09
05	26.64

Highest and Lowest Returns
Highest Performing Quarter:	36.64% in 4th quarter of 1999
Lowest Performing Quarter:	-26.11% in 4th quarter of 1997

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one, five and 10 years (or life of class) for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax returns shown. Past performance (before and after taxes) is not an indication of future results.

The MSCI Pacific Index is a broad market index used for comparative purposes.

GAM Asia-Pacific Equity

1-, 5-, and 10-Year (or Life-of-Class) Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the MSCI Pacific Index

As of December 31, 2005

Class (inception date)	1 Year	5 Year	10 Year (or Life-of-Class if less than 10 Years)

A Shares (May 6, 1987) (after maximum sales charge of 5.50%)
Return Before Taxes	19.67%	7.00%	2.34%
Return After Taxes on Distributions	19.11%	6.58%	0.37%
Return After Taxes on Distributions and Sale of Fund Shares	11.91%	5.48%	0.73%

MSCI Pacific Index**	23.01%	6.77%	1.36%

**

The MSCI Pacific Index is an unmanaged, free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. The MSCI Pacific Index consists of five developed market country indices and includes reinvestment of dividends. Investors may not invest in indices directly.

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Asia-Pacific Equity Investor Expenses
Shareholder Transaction Expenses

CLASS A

Sales charges (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of the offering price)	5.50%

Maximum Deferred Sales Charge (as a percentage of the original purchase price or the amount redeemed, whichever is less)	0.00%*

Redemption Fee (paid directly from your investment upon redemption)**	1.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)

Management Fees	1.00%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.92%
Total Fund Operating Expenses[1]	2.22%

*	Except for investments of $1 million or more. See “Information about contingent deferred sales charge.”
**	For shares redeemed or exchanged within 90 days of the date of purchase.

[1]

The Investment Adviser has voluntarily agreed to waive a portion of its advisory fee in the amount of 0.10% per annum during fiscal year 2006. As a result of this voluntary fee waiver, the total fund operating expenses paid by the Class A Shares are expected to be 2.12%.

Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Asia-Pacific Equity

CLASS A*

EXAMPLE #1

For one year	$753
For three years	$1,197
For five years	$1,666
For ten years	$2,957

EXAMPLE #2

For one year	$753
For three years	$1,197
For five years	$1,666
For ten years	$2,957

*	Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the date of purchase.

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

•

Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts “lock in” a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

•

Options and warrants An option is a contract giving the owner the right to buy (“call option”) or sell (“put option”) a security at a designated price (“strike price”) on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

•

Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase agreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

•

Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

•

Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money—more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

•

Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. “Portfolio turnover” describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. In addition, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized to shareholders each year to avoid excise taxes under the U.S. Internal Revenue Code.

GAM European Equity

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in equity investments that are economically tied to the countries of Europe. A company will be considered economically tied to Europe if (i) at least 50% of the company’s assets are located in Europe or at least 50% of its total revenues are derived from goods or services produced in Europe or sales made in Europe, (ii) the principal trading market for the company’s securities is in Europe or (iii) the company is incorporated under the laws of a European country. The European countries in which the Fund may invest include the United Kingdom, Ireland, France, Germany, the Netherlands, Denmark, Norway, Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary, Poland, the Czech Republic and Slovakia.

The Fund invests primarily in common stock, and under normal market conditions, the Fund will invest in stocks issued in at least three different countries. In addition, if the Investment Adviser determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The Investment Adviser combines top-down and bottom-up analysis. Country and sector allocation are integrated into the process, but stock selection is the primary factor influencing Fund composition. Country selection is a result of stock and industry selection. Each stock is evaluated relative to its peer group, its earnings history and its growth potential. Company visits are an important part of the selection process. Stocks selected tend to have the following characteristics:

•	Strong business with a leadership position in their field

•	Attractive valuations

•	Good quality management

•	Strong company franchise, strong operating environment and prospects

Typically, the Fund will invest in 80 to 120 securities, which are mainly equities. The Investment Adviser does not screen based on size of the company. Rather, the Investment Adviser takes into account its ability to purchase or sell the company’s stock with relative ease within a short period of time. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated. For example, prospects are considered to have deteriorated when the company becomes overvalued. Sales are also triggered when the Investment Adviser determines that there may be better opportunities elsewhere.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and U.S. companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 20% of the Fund’s portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund’s investment in U.S. government securities may include certain U.S. government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan Bank are supported only by the issuer’s right to borrow from the U.S. Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are supported only by the credit of the issuer.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in equity investments that are economically tied to the countries of Europe. Upon written notice to shareholders, the Fund’s investment objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

•

Foreign investments risks Investing in foreign securities generally involves greater risk than investing in U.S. securities. Since the Fund invests principally in Europe, it will be impacted by regional events there to a greater extent than a more broadly diversified fund. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

–

Political conditions Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes or similar items.

–

Information There is likely to be less available information about foreign companies than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

–

Liquidity Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

–	Commissions and fees Brokerage fees and commissions are generally higher abroad than in the United States.

–	Emerging markets Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

–	Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund’s investment.

•

Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

•

Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

•

Company risk Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund’s shares will change accordingly.

•

Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them.

•

“Focus” investing Since the Fund will typically focus its investments on less than 120 securities, mainly equities, it may be subject to greater share price fluctuations than a more broadly diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

GAM EUROPEAN EQUITY

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each of the last 10 years. The table illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

GAM European Equity
Class A Share
Annual Total Returns
As of December 31

96	21.32
97	27.55
98	10.70
99	16.21
00	4.61
01	-21.29
02	-15.36
03	31.11
04	22.71
05	10.19

Highest and Lowest Returns

Highest Performing Quarter:          27.94% in 4th quarter of 1999
Lowest Performing Quarter:          -20.52% in 3rd quarter of 2002

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one, five and 10 years (or life of class) for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax returns shown. Past performance (before and after taxes) is not an indication of future results.

The MSCI Europe Index is a broad market index used for comparative purposes.

GAM European Equity

1-, 5-, and 10-Year (or Life-of-Class) Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the MSCI Europe Index

As of December 31, 2005

Class (inception date)	1 Year	5 Year	10 Year (or Life-of-Class if less than 10 Years)

A Shares (January 1, 1990) (after maximum sales charge of 5.50%)
Return Before Taxes	4.13%	2.22%	8.80%
Return After Taxes on Distributions	3.65%	2.12%	7.16%
Return After Taxes on Distributions and Sale of Fund Shares	2.80%	1.77%	6.70%

MSCI Europe Index**	9.93%	4.09%	9.77%

**

The MSCI Europe Index is an unmanaged, free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The MSCI Europe Index consists of 16 developed market indices and includes reinvestment of dividends. Investors may not invest in indices directly.

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM European Equity Investor Expenses
Shareholder Transaction Expenses

CLASS A
Sales charges (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of the offering price)	5.50%

Maximum Deferred Sales Charge (as a percentage of the original purchase price or the amount redeemed, whichever is less)	0.00%*

Redemption Fee (paid directly from your investment upon redemption)**	1.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)

Management Fees	1.00%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.85%
Total Fund Operating Expenses[1]	2.15%

*	Except for investments of $1 million or more. See “Information about contingent deferred sales charge.”

**	For shares redeemed or exchanged within 90 days of the date of purchase.

[1]

The Investment Adviser has voluntarily agreed to waive a portion of its advisory fee in the amount of 0.10% per annum during fiscal year 2006. As a result of this voluntary fee waiver, the total fund operating expenses paid by the Class A Shares are expected to be 2.05%.

Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM European Equity

CLASS A*
EXAMPLE #1

For one year	$747
For three years	$1,177
For five years	$1,632
For ten years	$2,889

EXAMPLE #2

For one year	$747
For three years	$1,177
For five years	$1,632
For ten years	$2,889

*	Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the date of purchase.

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund’s total assets will be invested in any one industry.

The Fund may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own anticipating a decline in the market value of the security. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. The frequency of short sales will vary substantially under different market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund’s net assets.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments that derive their value from the performance of an underlying asset—another security, a commodity, or an index. Examples of these include:

•

Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts “lock in” a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

•

Options and warrants An option is a contract giving the owner the right to buy (“call option”) or sell (“put option”) a security at a designated price (“strike price”) on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

•

Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

•

Contracts for Difference A Contract for Difference is an agreement between two parties to settle at the close of the contract the difference between the opening price and closing price of a security identified in the contract, multiplied by the number of shares specified in the contract. When entering into a Contract for Difference, the Fund attempts to predict either that the price of the security will fall (taking a short position) or that the price of the security will rise (taking a long position).

The Fund may enter into foreign currency forward contracts, repurchase agreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

In addition, the Fund may invest in other financial instruments that provide exposure to an underlying position or other instrument. The gain or loss experienced by the Fund will depend on whether the price of the underlying instrument rises or falls.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

•

Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

•

Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money—more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

•

Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. “Portfolio turnover” describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. In addition, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the U.S. Internal Revenue Code.

GAMerica

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in investments that are economically tied to the United States. A company will be considered economically tied to the United States if (i) at least 50% of the company’s assets are located in the United States or at least 50% of its total revenues are derived from goods or services produced in the United States or sales made in the United States, (ii) the principal trading market for the company’s securities is in the United States or (iii) the company is incorporated under the laws of the United States.

The Fund invests primarily in common stocks of U.S. companies. In addition, if the Investment Adviser determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in debt securities issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The Investment Adviser uses a research-intensive blend of value and growth investing approach. Growth stocks are characterized by the Investment Adviser as securities with strong revenue growth. Value stocks are typically characterized by the following when compared to the market as a whole:

•	Lower price to earnings ratios

•	Lower price to book value ratios

•	Lower price to cash flow ratios

•	Higher dividend yields

•	Catalyst for change (consolidation in an industry; wrong market perception after a large fall; inside ownership by an elderly person)

Although not restricted to mid and small capitalization stocks, the Investment Adviser tends to find the best value in smaller companies of under $1 billion in market capitalization. However, the Investment Adviser does not have a strategy with respect to size. The Fund is generally concentrated in a limited number of stocks with the top 20 positions in the Fund’s portfolio typically representing around 80% of the total Fund. Turnover tends to be low as the Investment Adviser looks for companies with limited leverage, strong balance sheets and above all, sound management. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated; an increase in market capitalization alone will not cause the Investment Adviser to sell. A company’s prospects are considered to have deteriorated when, for example, a business area has become overly competitive or when a business model has weakened. Sales are also triggered by gross overvaluation. The Investment Adviser makes frequent visits to companies to judge their investment merit.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and U.S. companies, foreign governments, the U.S. government and its agencies and instrumentalities, as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund’s portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures. Due to the state of the U.S. economy over the past few years, the Investment Adviser has taken a protracted defensive position by investing, at times, upwards of 50% of the Fund’s net assets in cash and cash equivalents. This defensive position is a result of the Investment Adviser’s view that equity securities of U.S. companies have been and remain at historic high valuations and, therefore, the Investment Adviser has not identified reasonably priced U.S. equity securities for purchase by the Fund.

The Fund’s investment in U.S. government securities may include certain U.S. government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan Bank are supported only by the issuer’s right to borrow from the U.S. Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are supported only by the credit of the issuer.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in investments that are economically tied to the United States. Upon written notice to shareholders, the Fund’s investment objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock prices fluctuate based on such things as the business performance of the company, investors’ perception about the company or general economic conditions. Small companies are often new and less well established. They may have limited product lines, markets or financial resources, and they may depend on one or a few key persons for management. Other factors influencing the price of securities include:

•	Economic conditions The broad investment environment in the United States or international markets could impact stock prices based on interest rates, politics, fiscal policy and other current events.

•	Inflation Rising prices of goods and services could eliminate any gains realized from your investment in the Fund.

•

“Value” investing Value stocks may carry higher risk than other stocks as the determination that a stock is undervalued is subjective and the stock price may not rise to what the Investment Adviser considers full value.

•

Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

•

Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

•

Company risk Investing in the Fund involves the risk common to investing in any security: the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund’s shares will change accordingly.

•

Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them.

•

Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

•

“Focus” investing Since the Fund will typically focus its investments on less than 100 securities, mainly equities, it may be subject to greater share price fluctuations than a more broadly diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate risks involved with stock investing.

GAMERICA

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each of the last 10 years. The table illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

GAMerica
Class A Share
Annual Total Returns
As of December 31

96	18.31
97	37.28
98	30.59
99	28.97
00	6.54
01	-2.42
02	-18.64
03	36.47
04	0.10
05	16.30

Highest and Lowest Returns

Highest Performing Quarter:	24.02% in 3rd quarter of 1997
Lowest Performing Quarter:	-13.28% in 3rd quarter of 1998

The table shows the risks of investing in the Fund by illustrating how the average annual returns for one and five years and life of class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax returns shown. Past performance (before and after taxes) is not an indication of future results.

The S&P 500 Composite Index is a broad market index used for comparative purposes.

GAMerica

1- and 5-Year and Life-of-Class Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the S&P 500 Composite Index

As of December 31, 2005

Class (inception date)	1 Year	5 Year	10 Year (or Life-of-Class if less than 10 Years)

A Shares (May 12, 1995) (after maximum sales charge of 5.50%)
Return Before Taxes	9.90%	3.57%	13.26%
Return After Taxes on Distributions	8.70%	3.13%	12.05%
Return After Taxes on Distributions and Sale of Fund Shares	6.01%	2.66%	10.71%

B Shares (May 26, 1998) (with deferred sales charge)
Return Before Taxes	10.50%	3.67%	7.50%+

C Shares (May 26, 1998) (with deferred sales charge)**
Return Before Taxes	14.22%	3.94%	7.34%+

S&P 500 Composite Index***	4.90%	0.53%	9.06%+

**

The average annual total returns presented for the Class C Shares shown above do not reflect any front-end sales charge. However, Class C Shares purchased between January 30, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

***

The S&P 500 Composite Index is an unmanaged index of the stock performance of 500 industrial, transportation, utility and financial companies and includes reinvestment of dividends. Investors may not invest in indices directly.

+	Returns of S&P 500 Composite Index were for the Life-of-Class B: 3.31% and Class C: 3.31%.

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAMerica Investor Expenses
Shareholder Transaction Expenses

	CLASS A	CLASS B	CLASS C

Sales charges (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of the offering price)	5.50%	0.00%	0.00%

Maximum Deferred Sales Charge (as a percentage of the original purchase price or the amount redeemed, whichever is less)	0.00%*	5.00%	1.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)

Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.30%	1.00%	1.00%
Other Expenses	0.69%	0.66%	0.89%
Total Fund Operating Expenses[1]	1.99%	2.66%	2.89%

*	Except for investments of $1 million or more. See “Information about contingent deferred sales charge.”

[1]

The Investment Adviser has voluntarily agreed to waive a portion of its advisory fee in the amount of 0.10% per annum during fiscal year 2006. As a result of this voluntary fee waiver, the total fund operating expenses paid by the Class A, Class B and Class C Shares are expected to be 1.89%, 2.56% and 2.79%, respectively.

Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAMerica

	CLASS A	CLASS B*	CLASS C

EXAMPLE #1

For one year	$731	$759	$382
For three years	$1,131	$1,117	$885
For five years	$1,555	$1,601	$1,514
For ten years	$2,732	$2,824	$3,207

EXAMPLE #2

For one year	$731	$259	$282
For three years	$1,131	$817	$885
For five years	$1,555	$1,401	$1,514
For ten years	$2,732	$2,824	$3,207

*

The Class B example reflects Class A expenses for years nine through 10 because Class B Shares convert to Class A Shares after a maximum period of eight years. Class B Shares may convert sooner depending on the amount of Class B Shares purchased and when. See “Information about contingent deferred sales charge.”

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund’s total assets will be invested in any one industry.

RISK

In addition to the principal risks stated above, the following is a non-principal risk you should consider.

•

Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate will fluctuate from year to year, and the Fund, while unlikely, may have a portfolio turnover rate of more than 100% annually. “Portfolio turnover” describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. In addition, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the U.S. Internal Revenue Code.

GAM Gabelli Long/Short

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will have both long and short positions in equity securities, primarily common stocks. The Fund normally invests at least 80% of its assets in investments that are economically tied to the United States. A company will be considered economically tied to a country if (i) at least 50% of the company’s assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country, (ii) the principal trading market for the company’s securities is in the country or (iii) the company is incorporated under the laws of the country.

The Fund invests primarily in the stocks of selected large, mid and small-capitalization North American companies. The Fund may overweight or underweight certain economic sectors relative to the benchmark S&P 500 Composite Index. In order to take advantage of opportunities to buy more stock and to attempt to enhance returns, the Fund may borrow money from banks (be leveraged) in an amount up to one-third of the value of its total assets.

When the Fund takes a long position, it purchases a stock outright. When the Fund takes a short position, it sells a stock it does not own at the current market price and delivers to the buyer a stock that it has borrowed. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money when the market price of the stock goes down after the short sale. Conversely, if the price of the stock goes up after the sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The frequency of short sales will vary substantially under different market conditions, and no specific portion of Fund assets will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 50% of the Fund’s net assets.

The Fund’s investment approach is based on long/short “value investing.” This method utilizes fundamental security analysis to select stocks whose intrinsic value GAMCO, a Co-Investment Adviser of the Fund, believes, based on estimates of asset values and the future growth of cash flows and earnings, is significantly different from that implied by the public market price.

GAMCO uses value investing, as first described by Benjamin Graham and David Dodd, and combines it with the concept of Private Market Value (“PMV”) developed and used by GAMCO (and/or its affiliates) for over 20 years. PMV is defined as the estimated price a strategic buyer would be likely to pay to acquire the entire company.

The Fund will generally take positions, both long and/or short, in stocks selling at significant discounts or premiums, respectively, to the companies’ estimated PMVs. Appraising the companies’ present status and selecting companies trading at differences to their PMVs, with a catalyst in place to realize returns, will generally represent the core of the investment process.

To limit the time horizon in which the PMV may be realized, GAMCO looks for situations in which it believes either hard and/or soft catalysts are currently working to reduce the premium or discount between the public market price and the estimated PMV.

Hard catalysts (company specific) include, but are not limited to: (i) realization of hidden assets; (ii) recognition of underperforming subsidiaries; (iii) share buy-backs; (iv) spin-offs; (v) mergers and acquisitions; (vi) balance sheet changes; (vii) new products; (viii) accounting irregularities; (ix) management changes; and (x) cross-shareholder unwinding.

Soft catalysts (macro and industry) include but are not limited to: (i) political reform; (ii) pension reform; (iii) industrial reorganization; (iv) accounting reform; (v) regulatory changes; and (vi) technological developments.

Within this process, GAMCO will allocate capital in a long/short context, identifying catalysts while giving consideration to the possible timing for the catalyst(s) to take effect.

GAMCO may also utilize a top-down index hedging program using futures and/or exchange traded funds on various stock indices to manage overall portfolio risk; and may also engage in arbitrage related transactions, involving publicly announced takeover and merger candidates, in order to potentially increase returns on the Fund’s cash position above the prevailing level of short-term interest rates.

The Fund will typically invest, by taking long positions, in less than 150 securities, mainly equities. The Fund may take short positions in a smaller or larger number of securities and may take short positions on exchange-traded funds.

The Fund, for temporary defensive purposes, may invest in short-term bonds of U.S. or foreign companies, governments or their agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 20% of the Fund’s portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund’s investment in U.S. government securities may include certain U.S. government agency securities that are not supported by the full faith and credit of the U.S. government. For example, obligations issued by the Federal Home Loan Bank are supported only by the issuer’s right to borrow from the U.S. Treasury, while those issued by the Federal National Mortgage Association (Fannie Mae) are supported only by the credit of the issuer.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in investments that are economically tied to the United States. Upon written notice to shareholders, the Fund’s investment objective may be changed without a vote of shareholders.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock prices fluctuate based on such things as the business performance of the company, investors’ perception about the company or general economic conditions. Other factors influencing the price of securities include:

•	Economic conditions The broad investment environment in the United States or international markets could impact stock prices based on interest rates, politics, fiscal policy and other current events.

•	Inflation Rising prices of goods and services could eliminate any gains realized from your investment in the Fund.

•

Short Sales Despite the intent to reduce risk by having both long and short positions, it is possible that the Fund’s long positions will decline in value at the same time that the value of the stocks sold short increases, thereby increasing the potential for loss. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a “short squeeze” can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

Depending on the arrangements made with a broker or custodian regarding segregated accounts in conjunction with short sales (which are required by law), the Fund may or may not receive any payments (including interest) on collateral deposited with the broker or custodian.

•

Borrowing/Leverage The use of leverage may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower overall Fund returns.

•

Company risk Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund’s shares will change accordingly.

•

Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them.

•	Small and mid-cap risk Investing in companies with small and mid-cap market capitalization involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

•

“Value” investing Value stocks may carry higher risk than other stocks, as the determination that a stock is undervalued is subjective and the stock price may not rise to what a Co-Investment Adviser considers full value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock investing.

GAM GABELLI LONG/SHORT

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each year since the Fund’s inception. The table illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

GAM Gabelli Long/Short Class A Share Annual Total Returns As of December 31

03	12.82
04	10.28
05	-2.08

Highest and Lowest Returns
Highest Performing Quarter:	11.76% in 4th quarter of 2003
Lowest Performing Quarter:	-6.68% in 1st quarter of 2003

The table shows the risks of investing in the Fund by illustrating how the average annual returns for 1- and 5-year and life of class for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax returns shown. Past performance (before and after taxes) is not an indication of future results.

The S&P 500 Composite Index is a broad market index used for comparative purposes.

GAM Gabelli Long/Short

1- and 5-Year and Life-of-Class Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the S&P 500 Composite Index

As of December 31, 2005

Class
(inception date)	1 Year	Life-of-Class

A Shares (May 29, 2002)
(after maximum sales charge of 5.50%)
Return Before Taxes	-7.47%	-4.62%
Return After Taxes on Distributions	-7.47%	-4.62%
Return After Taxes on Distributions and Sale of Fund Shares*	-4.55%	-3.65%

B Shares (May 29, 2002)
(with deferred sales charge)
Return Before Taxes	-7.52%	-4.01	%+

C Shares (May 29, 2002)
(with deferred sales charge)**
Return Before Taxes	-3.74%	-3.53	%+

S&P 500 Composite Index***	4.90%	6.40	%+

*

A negative “Return Before Taxes” translates into a higher “Return After Taxes on Distributions and Sale of Fund Shares” because this calculation assumes that a shareholder received a tax deduction for the loss incurred on the sale of the shares.

**

The average annual total returns presented for the Class C Shares shown above do not reflect any front-end sales charge. However, Class C Shares purchased between May 29, 2002 and October 13, 2003 were subject to a maximum front-end sales charge of 1.00%.

***

The S&P 500 Composite Index is an unmanaged index of the stock performance of 500 industrial, transportation, utility and financial companies and includes reinvestment of dividends. Investors may not invest in indices directly.

+	Returns of S&P Composite Index were for the Life-of-Class B: 6.40% and Class C: 6.40%.

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the annualized expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Gabelli Long/Short Investor Expenses
Shareholder Transaction Expenses

	CLASS A	CLASS B	CLASS C

Sales charges (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of the offering price)	5.50%	0.00%	0.00%

Maximum Deferred Sales Charge (as a percentage of the original purchase price or the amount redeemed, whichever is less)	0.00%*	5.00%	1.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)

Management Fees[1]	1.42%	1.42%	1.42%
Distribution (12b-1) Fees	0.30%	1.00%	1.00%
Other Expenses	1.30%	1.23%	1.32%
Total Fund Operating Expenses	3.02%	3.65%	3.74%

*	Except for investments of $1 million or more. See “Information about contingent deferred sales charge.”
[1]

The Fund’s annual base management fee is 1.50% of the Fund’s average daily net assets. On a monthly basis, the base fee will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Fund compared to the investment performance of the S&P 500 Composite Index, the Fund’s benchmark. The maximum or minimum adjustment over any 12-month period will be 0.50%. As a result, the Fund could pay an annualized management fee that ranges from 1.00% to 2.00% of the Fund’s average daily net assets.

Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Gabelli Long/Short

	CLASS A	CLASS B*	CLASS C

EXAMPLE #1

For one year	$838	$867	$476
For three years	$1,432	$1,417	$1,143
For five years	$2,049	$2,088	$1,930
For ten years	$3,703	$3,768	$3,984

EXAMPLE #2

For one year	$838	$367	$376
For three years	$1,432	$1,117	$1,143
For five years	$2,049	$1,888	$1,930
For ten years	$3,703	$3,768	$3,984

*

The Class B example reflects Class A expenses for years nine through 10 because Class B Shares convert to Class A Shares after a maximum period of eight years. Class B Shares may convert sooner depending on the amount of Class B Shares purchased and when. See “Information about contingent deferred sales charge.”

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund’s total assets will be invested in any one industry.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

•

Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts “lock in” a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

•

Options and warrants An option is a contract giving the owner the right to buy (“call option”) or sell (“put option”) a security at a designated price (“strike price”) on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

•

Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase agreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISK

In addition to the principal risks stated above, the following is a non-principal risk you should consider.

•

Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money—more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of securities, and there is no assurance that such hedging strategies will be successful. The success of utilizing derivatives as a hedge to a security or to gain market exposure to a long or short position on a security depends on the Co-Investment Advisers’ ability to predict movements in the market.

•

Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The Co-Investment Advisers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that their decisions will produce the intended results.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. “Portfolio turnover” describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover (which may result from short selling) creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. In addition, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the U.S. Internal Revenue Code.

II.	Management of the Funds

INVESTMENT ADVISERS

GAM International Management Limited (“GIML”), a corporation organized in 1984 under the laws of the United Kingdom, 12 St. James’s Place, London SW1A 1NX England, serves as Investment Adviser for each Fund. GIML co-manages the assets of GAM Gabelli Long/Short, along with the Fund’s Co-Investment Adviser, GAMCO Asset Management Inc. (formerly known as GAMCO Investors, Inc. “GAMCO”). GAMCO is a corporation organized in 1999 under the laws of the State of New York, One Corporate Center, Rye, New York 10580. GAMCO provides investment advisory services to high net worth individuals, investment companies as a sub-adviser, pension and profit sharing plans, pooled investment vehicles, charitable organizations and government entities. GAMCO is a wholly-owned subsidiary of GAMCO Investors, Inc., a publicly held company listed on the New York Stock Exchange, and is not affiliated with GIML. GAMCO and GIML became Co-Investment Advisers to GAM Gabelli Long/Short effective October 9, 2002, first, pursuant to separate Interim Investment Advisory Agreements and then, pursuant to separate Investment Advisory Agreements approved by shareholders on February 25, 2003. Prior to October 9, 2002, GAM USA Inc. served as Investment Adviser to GAM Gabelli Long/Short.

GAM Holding AG (“GAM AG”), a Swiss holding company, the ultimate shareholder of GIML, is wholly owned by Julius Baer Holding Ltd. (“Julius Baer”). Julius Baer is one of Switzerland’s leading banking institutions and manages substantial assets for private and institutional clients from all over the world. On December 2, 2005, Julius Baer acquired direct control of GAM AG from UBS AG. As a result of this transaction, Julius Baer acquired indirect control of GIML. As a result of this transaction, a new Investment Advisory Agreement, between GIML and each of the Funds substantially identical to the prior agreements, was approved by shareholders on January 25, 2006.

GIML and GAM AG are collectively referred to as “GAM” in this prospectus.

A discussion regarding the basis for the Board of Directors approving each Fund’s Investment Advisory Agreement is available in the Funds’ annual report to shareholders for the fiscal year ended December 31, 2005.

The advisory fee payable by each of the Fund’s listed below is as follows:

•

For GAM International Equity, GAM European Equity and GAM Asia-Pacific Equity: (i) 1.00% per annum on average daily net assets up to and including $500 million; (ii) 0.90% per annum on average daily net assets greater than $500 million and up to and including $1 billion; and (iii) 0.85% per annum on average daily net assets greater than $1 billion.

•

For GAMerica: (i) 1.00% per annum on average daily net assets up to and including $250 million; (ii) 0.90% per annum on average daily net assets greater than $250 million and up to and including $1 billion; and (iii) 0.85% per annum on average daily net assets greater than $1 billion.

GIML has voluntarily agreed to waive a portion of its investment advisory fee (0.10% per annum) during the fiscal year 2006 with respect to GAM European Equity, GAM International Equity, GAM Asia-Pacific Equity and GAMerica.

For their services to GAM Gabelli Long/Short, GAMCO and GIML receive a fee that is comprised of two components. The first component of the fee is a base fee equal to 1.50% annualized, of GAM Gabelli Long/Short’s average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee depending on how the Fund has performed relative to, the S&P 500 Stock Price Composite Index (the “S&P”), the Funds benchmark. A performance period in respect of any month consists of the current month, plus the previous 11 months. The base fee will be increased (or decreased) by a performance adjustment of 0.125% for each whole percentage point that the Fund’s investment performance is 3.00% better (or worse) than the performance of the S&P during the performance period. The performance adjustment will be applied to the average net assets of the Fund determined as of the close of each business day during the month and the performance period. The performance of the Fund for the purpose of calculating the performance adjustment is the cumulative monthly asset-weighted performance of all classes of shares of the Fund during the performance period. The maximum performance adjustment upward or downward is 0.50% annualized. Depending on the performance of the Fund, during any 12-month period, GIML and GAMCO may receive as much as a combined 2.00% or as little as a combined 1.00% in management fees.

For more information about the Funds’ investment advisory fees, see the Statement of Additional Information for the Funds.

For the fiscal year ended December 31, 2005, GIML received the following investment advisory fees (as a percentage of average daily net assets) from each Fund:

Fund	Total Advisory Fee

GAM International Equity	0.90%

GAM Asia-Pacific Equity	0.90%

GAM European Equity	0.90%

GAMERICA	0.90%

GAM Gabelli Long/Short	0.47%

For the fiscal year ended December 31, 2005, GAMCO received 0.94% in investment advisory fees (as a percentage of average daily net assets) from GAM Gabelli Long/Short.

The Funds’ expense ratios may be higher than those of most registered investment companies. This reflects, in part, the higher costs of investing outside the United States. The advisory fee paid by each Fund is higher than that of most registered investment companies. The Funds pay for all expenses of their operations.

GIML may pay, out of it’s own resources, fees to financial services firms for selling fund shares.

INDIVIDUALS PRIMARILY RESPONSIBLE FOR DAY-TO-DAY MANAGEMENT OF THE FUNDS:

GAM INTERNATIONAL EQUITY Sean Taylor, Investment Director, joined GAM as Investment Director in January 2004. Prior to joining GAM, Mr. Taylor was Head of Global Equity at SG Asset Management from 1997, where he was also Head of the Emerging Market Desk. Mr. Taylor was previously a fund manager at Capel-Cure Myers which he joined in 1994 from HSBC James Capel Investment Management. Mr. Taylor joined GAM with 10 years experience managing global and emerging market long-only funds and has also managed a global long/short fund. Mr. Taylor has an MBA from Manchester Business School. Mr. Taylor is based in London.

GAM ASIA-PACIFIC EQUITY Lesley Kaye and Michael Lai, Investment Directors. Ms. Kaye is responsible for GAM’s Japan funds and co-heads the Pacific investment team. She joined GAM in May 2001, prior to which she was a Japanese equity broker for 13 years at ING Barings (formerly Baring Securities). Ms. Kaye started her career with Nikko Securities and also spent two years on the Japan desk of Hoare Govett. She holds a degree in Languages from Bristol University. Ms. Kaye is based in London.

Mr. Lai is responsible for managing Asian funds. Before joining GAM in 1998, he was Senior Vice President at Trust Company of the West (Asia) responsible for Asian portfolios. Prior to this, he was an investment manager at BZW Investment Management (HK). Mr. Lai holds an MSc in Econometrics from the London School of Economics and is a CFA charterholder. He is based in Hong Kong.

In addition to managing the Fund, Ms. Kaye and Mr. Lai also manage hedge funds for which they may receive greater compensation due to performance-based incentives. GIML has procedures in place to monitor the potential conflicts that may arise from Ms. Kaye and Mr. Lai managing both the Fund and hedge funds.

GAM EUROPEAN EQUITY John Bennett, Investment Director, is responsible for European markets. He joined GAM in 1993, prior to joining GAM, Mr. Bennett was Senior Fund Manager, Ivory & Sime, responsible for Continental European equity portfolios. Mr. Bennett started managing GAM European Equity on January 1, 1993, and may also manage offshore funds. Mr. Bennett is based in London. Mr. Bennett manages hedge funds for which he may receive greater compensation due to performance-based incentives. GIML has procedures in place to monitor the potential conflicts that may arise from Mr. Bennett managing both the Fund and hedge funds.

GAMERICA Gordon Grender, Investment Director, has been associated with GAM since 1983. Mr. Grender has managed North American stock funds since 1974. Mr. Grender started managing GAMerica on May 12, 1995, and also manages an offshore fund with similar investment objectives. Mr. Grender is based in London.

GAM GABELLI LONG/SHORT Investment decisions for the Fund are generally made by an investment management team at GAMCO. An investment management team at GIML conducts and maintains a continuous review of the portfolio of the Fund and provides recommendations as to specific purchases and sales of portfolio securities, if any, to GAMCO. No member of either investment management team is primarily responsible for making recommendations for portfolio purchases. However, the following persons have the most significant responsibility for the day-to-day management of the Fund’s portfolio: Mario J. Gabelli, and Henry G. Van der Eb.

Mario J. Gabelli, age 63, has served as Chairman, Chief Executive Officer, Chief Investment Officer-Value Products and a director of GAMCO Investors, Inc. (“GAMI”) since November 1976. In connection with those responsibilities, he serves as director or trustee and/or officer of registered investment companies managed by GAMI and its affiliates (“Gabelli Funds”). Mr. Gabelli serves as Chairman and Chief Executive Officer of Lynch Interactive Corporation, a public company engaged in multimedia and other services; and a Director of Morgan Group Holdings, Inc., a public holding company. In addition, Mr. Gabelli is the Chairman and Chief Executive Officer of GGCP, Inc., a private company which owns all of our Class B Stock; and the Chairman of MJG Associates, Inc., which acts as a general partner or investment manager of various investment funds and other accounts. Mr. Gabelli serves on the advisory boards of Caymus Partners LLC, HealthpointCapital, LLC and van Biema Value Fund, LP. He also serves as Overseer of Columbia University Graduate School of Business; Trustee of Boston College, Roger Williams University, Winston Churchill Foundation and E.L. Wiegand Foundation; Director of the National Italian American Foundation, The American-Italian Cancer Foundation, The Foundation for Italian Art &Culture and the Mentor/National Mentoring Partnership; and Chairman, Patron’s Committee of Immaculate Conception School.

Henry G. Van der Eb, age 61, has served as Senior Vice President of GAMI since August 2004 and is a senior advisor to management in all aspects of its business. He has served as a Senior Vice President with Gabelli Funds, LLC and GAMCO since October 1999, when he joined GAMI after managing his privately held investment advisory firm which was acquired by GAMI in October 1999. Mr. Van der Eb is a portfolio manager for GAMI and is a Chartered Financial Analyst.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

The Funds’ Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the applicable Fund.

DISTRIBUTOR

GAM Services Inc., 330 Madison Avenue, New York, New York 10017, an affiliate of GIML, serves as the distributor and principal underwriter of the Funds’ shares. The Funds have adopted Distribution Plans under Rule 12b-1 to pay for the distribution and sale of their shares. Under these Distribution Plans, Class A, Class B and Class C Shares pay 12b-1 fees. In the case of shareholder accounts that are not assigned to a financial services firm, GAM Services retains all 12b-1 fees and any applicable sales charges. Should the fees collected under the Distribution Plans exceed the expenses of GAM Services in any year, GAM Services would realize a profit. Please see “Sales Charge Schedules” on page 45 and 46 for details.

FINANCIAL SERVICES FIRMS COMPENSATION

GAM Services may compensate financial services firms that sell shares of the Funds pursuant to agreements. Compensation payments made to such financial services firms through which you purchase your shares may receive all or a portion of the sales charge and Rule 12b-1 distribution and services fees.

In addition to compensation payments made to financial services firms as described above, your financial services firm may receive additional compensation from GAM Services, out of its own resources, as incentives to market the Funds or to cooperate with GAM Services’ promotional efforts. The amount and type of compensation that GAM Services pays will vary by class of shares and among financial services firms. This compensation from GAM Services is not reflected in the fees and expenses listed in the fee table section of the Prospectus as these are not expenses of the Fund. Certain of these payments are sometimes referred to as “shelf space” payments because the payments compensate the financial services firm for including the Funds in its fund sales system (e.g., fund supermarkets or platforms). For 2005, in the aggregate, compensation for “shelf space” made by GAM Services to financial services firms was approximately 0.03% of the assets of the Funds.

GAM Services, out of its own assets, may also share certain marketing expenses with, or make payments to, financial services firms that sell or provide services in connection with the sale of Fund shares. Such payments made by GAM Services may include payment or reimbursement to, or on behalf of, financial services firms for costs associated with the purchase of products or services used in connection with sales and marketing, including informational meetings, seminars, client awareness events, support for marketing materials or business building programs to raise awareness of the Funds.

Payments made by GAM Services or the Funds may also be used to pay financial services firms to act as shareholder servicing agents to provide administrative services for the Funds such as:

•	Processing purchase and redemption transactions.
•	Transmitting and receiving monies for the purchase and sale of shares in the Funds.
•	Answering routine inquiries about the Funds.
•	Furnishing monthly and year-end statements and confirmations of purchases and sales of shares.
•	Transmitting periodic reports, updated prospectuses, proxy statements and other shareholder communications.

For these services, each Fund pays fees that may vary depending on the services provided. Fees will not exceed an annual rate of 0.25% of the net daily asset value of the shares of a Fund under the service agreement.

Furthermore, financial services firms may receive payments for providing networking services (e.g., handling shareholder tax reporting, confirms, statements and other servicing/accounting direct with the shareholder) to shareholder accounts administered through the National Securities Clearing Corporation (“NSCC”). These payments are paid from the assets of the Fund as reimbursement to the financial services firm for expenses incurred on behalf of such Fund’s shareholder accounts. These payments may be calculated on either (i) the aggregate average daily net assets of the applicable shareholder accounts being administered through the NSCC to which such networking services are being provided by the financial services firm or (ii) a per account basis. In general, a financial services firm would not receive payments for providing both administrative services and networking services for the same account.

All these payments may provide an additional incentive to financial services firms to actively promote the Funds or cooperate with GAM Services’ promotional efforts. Depending on the arrangements in place at any particular time, a financial services firm may have a financial incentive to recommend a particular fund or a share class. Your financial services firm may charge you additional fees or commissions other than those disclosed in this Prospectus. You can ask your financial services firm for information about any payments it receives from GAM Services and any services it provides, as well as about fees and/or commissions it charges. Financial services firms that sell the Funds’ shares may also act as broker or dealer in connection with the Funds’ purchase or sale of portfolio securities. However, the Funds and GAM Services do not consider a financial services firm’s sale of shares of the Funds as a factor when choosing brokers or dealers to effect portfolio transactions for the Funds.

III. Shareholder Information

CHOOSING THE APPROPRIATE SHARE CLASS

When you buy, sell, or exchange shares of a Fund, you do so at the Fund’s net asset value (“NAV”), plus any applicable sales charge or Contingent Deferred Sales Charge (“CDSC”). NAV is determined by dividing the value of a Fund’s securities, cash, and other assets (including accrued interest), minus all liabilities (including accrued expenses), by the number of the Fund’s shares outstanding.

The Funds calculate their NAVs at the close of regular trading each day (normally 4:00 p.m. Eastern Time) the New York Stock Exchange is open. Fund shares are offered on a continuous basis. When you issue an order to buy, sell or exchange shares by 4:00 p.m. Eastern Time on a regular trading day, your order will be processed at that day’s NAV plus any applicable sales charges.

Each Fund calculates its NAV based on the current market value of its portfolio securities. However, the Board of Directors has adopted procedures for making “fair value” determinations if market quotations are not readily available. Specifically, if a market value is not readily available for a security, the security will be valued at fair value as determined in good faith or under the direction of the Board of Directors. In particular, a Fund’s foreign securities holdings will be valued at fair value in the circumstances described below.

The Funds may invest in securities traded on foreign exchanges. In general, trading in foreign securities markets is completed at various times prior to the time that the Funds calculate their NAVs. The values of foreign securities held by the Funds are determined at the last quoted sales prices available in each security’s principal foreign market for the purpose of calculating the NAVs of the Funds. If events that materially affect the value of the securities held by a Fund occur subsequent to the close of the securities market on which such securities are principally traded, then the affected securities will be valued at fair value as described above. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund. Because certain Funds own securities that trade primarily in foreign markets, which may trade on days when the Funds do not price their shares, the NAV of a Fund may change on days when shareholders will not be able to purchase or redeem shares of the Fund.

The Company offers Class A, B and C Shares of GAM International Equity, GAMerica and GAM Gabelli Long/Short. The Class B Shares of these Funds are only available through exchanges with other Funds’ Class B Shares, as described in “How to Exchange Shares” on page 54 and through reinvestment of dividends for existing Class B shareholders. The Company offers only Class A Shares of GAM Asia-Pacific Equity and GAM European Equity.

Effective September 13, 2004, shareholders of GAM International Equity and GAM Asia-Pacific Equity approved a proposal providing for the reorganization of Class D Shares for Class A Shares of these respective Funds. As a result of the reorganization, neither of these Funds has any Class D Shares outstanding.

Effective December 29, 2004, the Company is no longer accepting purchases of shares for Class B and C Shares of GAM Asia-Pacific Equity and GAM European Equity. The Class B and C Shares, as applicable, of these Funds, as of December 29, 2004, will be issued for reinvestment of dividends for existing Class B and C shareholders, but no purchases or exchanges into the Class B and C Shares of these Funds will be accepted.

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Effective April 26, 2005, shareholders of GAM European Equity and GAM Asia-Pacific Equity approved a proposal providing for the reorganization of Class C Shares for Class A Shares of the respective Fund, and shareholders of GAM European Equity approved a proposal providing for the reorganization of Class B Shares for Class A Shares of the Fund. As a result of the reorganization, none of these Funds has any Class C Shares outstanding and GAM European Equity has no Class B Shares outstanding.
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Effective June 23, 2005, shareholders of GAM Asia-Pacific Equity approved a proposal providing for the reorganization of Class B Shares for Class A Shares of GAM Asia-Pacific Equity. As a result of the reorganization, GAM Asia-Pacific Equity has no Class B Shares outstanding.

Each class involves different sales charges, features and expenses.

A, B AND C SHARE COMPARISON

	Class A	Class B	Class C

TERMS	Offered at NAV plus a front-end sales charge	Offered at NAV with no front-end sales charge, but with a Contingent Deferred Sales Charge (CDSC) when shares are sold	Offered at NAV without a front-end sales charge , but with a Contingent Deferred Sales Charge (CDSC) of 1.00% if shares are sold within one year after purchase

AVAILABILITY	All Funds	Only available through exchanges of Class B Shares between Funds (other than GAM European Equity and GAM Asia-Pacific Equity) and reinvestment of dividends for current Class B shareholders.	GAM International Equity, GAMerica and GAM Gabelli Long/Short

ONGOING EXPENSES	Lower than Class B or C	Higher than Class A	Higher than Class A

APPROPRIATE FOR INVESTORS	• Who prefer a single front-end sales charge	• Who are existing Class B shareholders	• Who want to invest all money immediately, with no front-end sales charge

• With a longer investment horizon

	• Who qualify for reduced sales charges on larger investments		• With a shorter investment horizon

MAXIMUM INVESTMENT	Unlimited	$1,000,000 Your purchase of Class B Shares must be for less than $1,000,000, because if you invest $1,000,000 or more, you will pay less in fees and charges if you buy Class A Shares.	$1,000,000 Your purchase of Class C Shares must be for less than $1,000,000 because if you invest $1,000,000 or more, you will pay less in fees and charges if you buy Class A Shares.

INFORMATION ABOUT THE REDUCTION OR WAIVER OF FRONT-END SALES CHARGES:

Front-end sales charges may be reduced by:

•

Rights of Accumulation. This means that you may add the value of any shares you already own in any class of shares of the GAM Funds to the amount of your next investment for purposes of calculating your Class A sales charge. To determine if you qualify for a reduced sales charge, the amount of your current purchase is added to the current value of the shares of any class that you already own.

•

Statement of Intention. This means you can declare your intention to purchase shares of the same class over a 13-month period and receive the same sales charge as if you had bought all the shares at once.

•

Combination Privilege. This means you may combine the value of any shares of more than one Fund of the same class for purposes of calculating the sales charge. Also, you may combine the value of any shares purchased in your own account with the value of any shares of the same class purchased for your spouse or children under the age of 21.

You may need to provide your financial services firm or the Funds’ transfer agent with certain information about your accounts and the accounts of related parties to take advantage of the front-end sales charge reductions described above. In certain instances, you may have to provide an account statement to verify that an account qualifies for inclusion in the calculation of the sales charge reduction. You also must provide your financial services firm or the Funds’ transfer agent with information about eligible Funds’ accounts held with other broker/dealers if you want these accounts to be used to calculate the sales charge reduction. Additional information about sales charge reductions is available in the Funds’ Statement of Additional Information or from a broker or financial intermediary through which shares of the Funds are sold.

Please refer to the Purchase Application or consult with your financial services firm to take advantage of these purchase options.

Additional information concerning sales load reductions is available in the Funds’ Statement of Additional Information. Information regarding sales charge reductions also is available free of charge at www.gam.com.

Front-end sales charges may be waived...

•	For GAM AG employees or others connected in designated ways to the firm, to its affiliates, or to its registered representatives. Please see the Statement of Additional Information for details.

•

For large orders and purchases by eligible plans. Please see the Statement of Additional Information for details, including a description of the commissions GAM may advance to dealers for these purchases.

You need to notify your financial services firm or the Fund’s transfer agent if you qualify for a waiver.

INFORMATION ABOUT CONTINGENT DEFERRED SALES CHARGES (CDSCs)

Class A Shares are subject to a front-end sales charge at the time of purchase. However, for certain purchases, the initial sales charge may be waived. Those purchases may be subject to a CDSC of 1% on shares sold within 12 months of purchase if the Company has paid a commission (not waived by the dealer) on the original purchase of shares.

Class B Shares are subject to a CDSC on any sale of shares that drops the aggregate value of your Class B Share account below the aggregate amount you have invested during the years preceding your redemption. Class B Shares may be converted into Class A Shares after eight, six, four, three, or two years, depending on the amount of Class B Shares you purchased and when.

Class C Shares are subject to a CDSC on any sale of shares that drops the aggregate value of your Class C Share account below the aggregate amount you have invested during the one year preceding your redemption.

CDSCs will be waived...

•	When you sell off the profit from shares that have increased in value over certain periods (12 months for Class A, up to six years for Class B, one year for Class C).

•	When you sell shares you have bought by reinvesting dividends or distributions, or that you have bought by exchanging shares of other Funds.

Note: When the Funds determine whether or not you owe a CDSC at the time you sell shares, the Funds assume that the amounts described in the two points above are sold first.

Sales Charge Schedules

Front-End Sales Charges on Class A Shares

Class A Sales Charges

Purchase amount	Sales Charge (as % of Offering Price)	Sales Charge (as % of Net Amount Invested)	Amount Reallowed to Dealers (as % of Offering Price)

Less than $50,000	5.50%	5.82%	5.00%
$50,000 to $99,999	4.50	4.71	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1,000,000 and over[1]	None	None	Up to 1.00[2]

[1]

A CDSC of 1% of the shares’ purchase price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within 12 months of purchase. Class A Shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 10% of the value of the fund account under a Fund’s Systematic Withdrawal Plan are not subject to this charge.

[2]

GAM Services pays 1.00% to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million, and 0.25% for sales of $50 million or more.

Class A Shares pay a 0.30% 12b-1 fee (of which 0.25% is reallowed to dealers).

Contingent Deferred Sales Charges (CDSCs) on Class B and C Shares

Class B Sales Charges

	Percentage (based on amount of investment) by which the shares’ net asset value is multiplied:

If you sell Class B Shares within:	Less than $100,000	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999

1st year since purchase	5%	3%	3%	2%
2nd year since purchase	4%	2%	2%	1%
3rd year since purchase	3%	2%	1%	None
4th year since purchase	2%	1%	None	None
5th year since purchase	2%	None	None	None
6th year since purchase	1%	None	None	None
7th year since purchase	None	None	None	None

If you are eligible for a complete waiver of the sales charge on Class A Shares because you are investing $1 million or more, you should purchase Class A Shares, which have lower ongoing expenses.

Class B Shares are only available through reinvestment of dividends by current Class B shareholders and through exchanges of Class B Shares of one Fund for Class B Shares of another Fund, as described under “How to Exchange Shares.”

Class B Shares automatically convert to Class A Shares after the end of the sixth year, if you purchase less than $100,000, after the end of the fourth year, if you purchase at least $100,000 but less than $250,000, after the end of the third year, if you purchase at least $250,000 but less than $500,000, and after the end of the second year, if you purchase $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

Regardless of the amount of the investment, Prior Class B Shares (as defined below) are subject to a deferred sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold within the first year since purchase; (ii) 4%, if shares are sold within the second year since purchase; (iii) 3%, if shares are sold within the third or fourth year since purchase; (iv) 2%, if shares are sold within the fifth year since purchase; and (v) 1%, if shares are sold within the sixth year of purchase. Prior Class B Shares held longer than six years are not subject to a deferred sales charge and after eight years automatically convert to Class A Shares, which have lower ongoing expenses.

Prior Class B Shares are Class B Shares of the Funds purchased or acquired prior to January 30, 2002 and exchanged (including exchanges as part of a reorganization) for Class B Shares of the Funds after January 30, 2002.

Class B Shares pay a 1% 12b-1 service fee (of which 0.25% is reallowed to dealers beginning in year two). No schedule detailing the amount of Class B commissions reallowed to dealers is included in the Statement of Additional Information because the Class B Shares are closed for new investments.

Class C Sales Charges

The year you sell shares	1st	2nd & after
C Shares	1%	0%

Dealer commission: 1% (Investment must be held at least 12 months).

Class C Shares pay a 1% 12b-1/service fee (of which 1.00% is reallowed to dealers beginning in year two). No schedule detailing the amount of Class C commissions reallowed to dealers is included for GAM European Equity and GAM Asia-Pacific Equity as the Class C Shares are closed for new investments, for these Funds.

CDSC WAIVERS (continued from pg. 47)

•	For shares sold from the registered accounts of persons who have died or become disabled within one year after death or disability.

•

For redemptions representing minimum required distributions from an IRA or other tax-qualified retirement plan to a shareholder who is over 70½ years old. If a shareholder holds other investments in the same IRA or plan, then all investments must be distributed on a pro rata basis.

•	For sales of shares from Qualified Retirement Plans that offer Funds managed by the Investment Advisers if the Plan is being fully “cashed out,” with all assets distributed to its participants.

•

For share sales under the Systematic Withdrawal Plan. No more than 10% per year of the account balance may be sold by Systematic Withdrawal, and the account must have a minimum $10,000 balance at the beginning of the Systematic Withdrawal Plan.

•	For exchanges between same share classes of other Funds.

For detailed rules applicable to CDSC waivers, please read the Statement of Additional Information.

You need to notify your financial services firm or the Fund’s transfer agent if you qualify for a waiver.

INFORMATION ABOUT 12B-1 FEES:

•	The 12b-1 Plans adopted by the Fund for the Class A, Class B and Class C Shares permit the Fund to pay distribution fees for the sale and distribution of its shares.

•	Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

INFORMATION ABOUT PROCESSING FEES

Financial services firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual financial services firm. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the Statement of Additional Information. Your financial services firm will provide you with specific information about any processing or service fees you will be charged. Processing fees are charged by financial services firms and not the Funds.

HOW TO BUY SHARES

You may buy shares through your financial services firm, or you may buy shares directly by mail from Boston Financial Data Services (“BFDS”), the transfer agent for the Funds.

To buy shares directly by mail, complete the appropriate parts of the Purchase Application (included with this Prospectus). Make your check out in the appropriate amount to the order of “GAM Funds, Inc.”

Send the application and check (U.S. dollars) to:

GAM Funds, Inc.
c/o BFDS
P.O. Box 8264
Boston, MA 02266-8264

You may pay for shares by wire transfer after you have mailed in your Purchase Application. To make your initial purchase by wire indicate the amount on the application. Call the customer service line at (800) 426-4685 to verify that your account has been established and to receive a reference number for your incoming wire purchase. Wire funds to:

State Street Bank & Trust Company
ABA# 011000028
Account# 9905-634-3
Credit GAM _______________ (Fund Name)
(Account Registration)
(GAM Account Number)
Reference Number

Minimum investment amounts

Initial investment	$5,000

Subsequent investment	$100

Initial IRA account investment	$2,000

Subsequent IRA account investment	$100

At their discretion, the Funds may waive or modify minimum investment requirements for custodial accounts, fee-based advisory or wrap programs, employee benefit plans or accounts opened under provisions of the Uniform Gifts to Minors Act (“UGMA”).

Each Fund reserves the right to refuse any order for the purchase of shares. Shareholders will be notified of any such action as required by law.

FREQUENT/SHORT-TERM TRADING OR MARKET TIMING

The Board of Directors of the Funds has adopted and implemented policies and procedures to detect, discourage and prevent short-term or frequent trading (often described as “market timing”) in the Funds, which are described below.

The Funds are not designed for professional market timing organizations, individuals, or entities using programmed or frequent exchanges or trades. Frequent exchanges or trades may be disruptive to the management of the Funds and can raise their expenses. The Funds’ principal underwriter reserves the right to reject or restrict any specific purchase and exchange requests with respect to market timers and reserves the right to determine, in its sole discretion, that an individual, group or entity is or has acted as a market timer.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds currently use several methods to reduce the risk of market timing. These methods include: (i) committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this market timing policy; and (ii) assessing a redemption fee for short-term trading as described below.

Investors who place transactions through the same financial intermediary on an omnibus account basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by your financial intermediary and determined by a Fund’s principal underwriter to constitute market timing are not deemed accepted by a Fund and may be cancelled or revoked by the Fund within one business day of the Fund’s determination that the transaction violates this policy. Some investors own their shares in the Funds through omnibus accounts at a financial institution. In such cases, the Funds may not know the identity of individual beneficial owners of the Funds’ shares, and may not be able to charge a redemption fee to the individuals actually redeeming Fund shares. However, the Company reviews all trading activity on behalf of omnibus accounts. If any abuses are detected, the Company will contact the intermediary to determine whether the policy of the Funds has been violated and to what degree. The Company may permanently or for a specific period of time bar any such accounts from further purchases of Fund shares. The Funds’ ability to impose restrictions and deter abuses with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.

REDEMPTION FEES

As described below, the Funds also have implemented redemption and exchange fees to discourage frequent trading and to help offset the expense of such trading. These fees are in addition to any such short-term redemption fees charged by intermediaries to the shareholder.

Redemption fees are not charged for transactions in the Funds if the Funds are held in an account being managed by GAM on a discretionary basis. Market timing activities with respect to these accounts are prohibited unless the activity is part of a mandated asset allocation that is executed across applicable discretionary managed accounts.

Each of GAM International Equity, GAM Asia-Pacific Equity and GAM European Equity imposes a 1.00% redemption fee on shares redeemed (including in connection with an exchange) 90 days or less from their date of purchase. The redemption fee applies to Class A Shares only.

The redemption fee is not a sales charge. Neither the Funds’ principal underwriter, nor Fund management realizes any of these fees as revenue. The proceeds will be paid directly to the applicable Fund and therefore affect its NAV.

The Board of Directors of the Funds approved the redemption fee to limit the disruptive effects on the portfolio management of the Funds that result from “market timing” of Fund shares and to protect the interests of long-term shareholders. The redemption fee is intended to offset portfolio transaction costs and costs associated with erratic redemption activity, as well as the administrative costs associated with processing redemptions. The Board of Directors also approved resolutions that permit GIML, upon proper notice to shareholders, to impose redemption fees on GAMerica and/or GAM Gabelli Long/Short at their discretion, and to impose such fee on any class of shares established in the future that have a front-end sales charge.

To the extent that the redemption fee applies, the price you will receive when you redeem your shares is the NAV next determined after receipt of your redemption request in good order, minus the redemption fee. For most shareholders, the redemption fee is applied only against the portion of your redemption proceeds that represents the lower of: (i) the initial cost of the shares redeemed; and (ii) the NAV of the shares at the time of redemption, so that you will not pay a fee on amounts attributable to capital appreciation of your shares. However, certain recordkeepers may apply the redemption fee solely on the basis of the NAV of the shares at the time of redemption. See the Statement of Additional Information for further details. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Funds.

For the purpose of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made in the following order:

(i)	from shares purchased through the reinvestment of dividends and distributions paid by the Funds; and

(ii)	from all other shares, on a first-purchased, first-redeemed basis.

Only shares described in clause (ii) above that are redeemed 90 days or less from their date of purchase will be subject to the redemption fee.

The Funds’ principal underwriter may, at its discretion, waive the redemption fee for the following reasons:

(i)	Sales of shares due to the death or permanent disability of a shareholder;

(ii)	Shares are sold or exchanged under automatic withdrawal plans; or

(iii)	Shares that are held through certain discretionary managed account programs with automatic asset allocation rebalancing features.

HOW TO SELL SHARES

You may sell shares on any day the New York Stock Exchange is open, either through your financial services firm or directly, through BFDS, the Funds’ transfer agent. Financial services firms must receive your sell order before 4:00 p.m. Eastern Time, and are responsible for furnishing all necessary documentation to the transfer agent.

The Funds have fair value pricing procedures in place. See “Choosing the Appropriate Share Class.” By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

TO SELL SHARES BY MAIL VIA THE TRANSFER AGENT

•

Send a written request, indicating the Fund name, class of shares, account name and number, number of shares or dollar amount to be sold, and signed by the person(s) whose name(s) appear on the account records, to the Funds’ transfer agent.

Send request to:

GAM Funds, Inc.
c/o BFDS
P.O. Box 8264
Boston, MA 02266-8264

•	You will need a signature guarantee (i) if you sell shares worth $50,000 or more, (ii) if you want the money from your sale to be paid to someone other than the registered account holder (usually, this means to someone other than yourself) or (iii) if you want the money mailed to an address other than the address of record (usually some other address than your own). The use of a guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities. Its use is for your protection as well as ours. We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors – those include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a guarantee, nor can we accept a comparison guarantee, a handwritten signature guarantee, or a non-Medallion guarantee stamp.

•

If you are required to provide a signature guarantee and live outside the United States, a foreign bank acceptable to the transfer agent may provide a signature guarantee. If such signature guarantee is not acceptable to the Funds’ transfer agent, you may experience a delay in processing of the redemption. You may get a signature guarantee from a foreign bank which, for example, is an overseas branch of a U.S. bank, member firm of a stock exchange or has a branch office in the United States.

•

If you sell shares as a corporation, agent, fiduciary, surviving joint owner, or individual retirement account holder, you will need extra documentation. Contact the Funds’ transfer agent to make sure you include all required documents with your order.

TO SELL SHARES BY PHONE VIA THE TRANSFER AGENT

To sell shares by telephone, you must have first selected the telephone redemption privilege, either on your initial Purchase Application, or later, before placing your sell order.

INVOLUNTARY REDEMPTIONS

Your account may be closed by the Fund if, because of withdrawals, its value falls below $1,000. With respect to involuntary redemptions:

•

You will be asked by the Fund to buy more shares within 30 days to raise your account value above $1,000. If you do not do this, the Fund may redeem your account and send you the proceeds. You will not owe any CDSC on the proceeds of an involuntarily redeemed account.

•	If you draw your account below $1,000 via the Systematic Withdrawal Plan (see “Account Services,” below), your account will not be subject to involuntary redemption.

•	Involuntary redemption does not apply to retirement accounts or accounts maintained by administrators in retirement plans.

•	No account will be closed if its value drops below $1,000 because of Fund performance, or because of the payment of sales charges.

REINSTATEMENT PRIVILEGE

If you sell shares of a Fund, you may reinvest some or all of the proceeds within 60 days without a sales charge. For these rules to apply:

•	You must reinvest in the same account or a new account, in the same class of shares.

•	If you paid a CDSC at the time of sale, you will not be credited with the portion of the CDSC paid from the reinvested proceeds.

•	You will not be credited with any redemption fee you paid.

•	You will need to notify the transfer agent if you are invoking this privilege.

HOW TO EXCHANGE SHARES

You may exchange Class A, Class B or Class C Shares of any Fund for shares of the same class of another Fund (including the GAM Money Market Account). Generally, you will not pay any sales charge when making exchanges of shares for which an applicable sales charge has been paid. Exchanges may be done by phone or by mail. The GAM Money Market Account is an open-ended investment management company not offered through this Prospectus. For a free prospectus on the GAM Money Market Account, contact your advisor or call (800) 426-4685.

TO EXCHANGE SHARES BY PHONE VIA THE TRANSFER AGENT

Before you try to exchange shares by telephone, make sure you have this privilege. You must have selected it on your initial Purchase Application. If you don’t have this privilege now, you can still get it by writing to the transfer agent at GAM Funds, Inc., c/o BFDS, P.O. Box 8264, Boston, MA 02266-8264.

TO EXCHANGE SHARES BY MAIL VIA THE TRANSFER AGENT

•

Send a written request, indicating the Fund name, class of shares, number of shares or dollar amount to be exchanged, and signed by the person(s) whose name(s) appear on the account records, to the Funds’ transfer agent.

Send request to:

GAM Funds, Inc.
c/o BFDS
P.O. Box 8264
Boston, MA 02266-8264

•	Send a new Purchase Application, showing the simultaneous purchase of new Fund shares. You can get a new Purchase Application by calling the Funds’ transfer agent at (800) 426-4685.

EXCHANGES TO OR FROM THE GAM MONEY MARKET ACCOUNT

•	Shares of one Fund may be exchanged for shares of the same class of another GAM Fund or for shares of the GAM Money Market Account.

•

Fund shares subject to a CDSC (i.e., Class B and Class C Shares) will be subject to the same CDSC after exchanging them for shares of the GAM Money Market Account. They will “age” from the original Fund purchase date.

Limits on Exchanges

The exchange vehicle is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on shareholders. Each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders will be notified of any such action as required by law.

ACCOUNT SERVICES

You may select the following account services on your Purchase Application, or at any time thereafter, in writing.

•	Dividend reinvestment

Automatic, unless you direct that your dividends be mailed to you.

•	Systematic withdrawal plan

For accounts with a minimum of $10,000, you may order a specific dollar amount sale of shares at regular intervals (monthly, quarterly, semi-annually or annually). The minimum is $100 per systematic withdrawal per Fund.

•	Automatic investment plan

You may order a specific dollar amount purchase of shares at regular intervals (monthly, quarterly, semi-annually or annually), with payments made electronically from an account you designate at a financial services institution. The minimum is $100 per automatic investment per Fund.

Voice Response Unit

You may access Fund information through our phone inquiry system. You may select from a menu of choices that includes prices, dividends and capital gains, account balances and ordering duplicate statements.

Telephone Privileges

Telephone requests may be recorded. The Funds’ transfer agent has procedures in place to verify caller identity. Proceeds from telephone sales will be mailed only to your registered account address or transferred by wire or via the ACH (automated clearing house) to an account you designate when you establish this privilege. As long as the Fund and its transfer agent follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the account holder caused by an unauthorized transaction.

Please contact you financial representative for further help with your account, or contact the Funds’ transfer agent.

Contact:

GAM Funds, Inc.
c/o Boston Financial Data Services
P.O. Box 8264
Boston, MA 02266-8264
(800) 426-4685

DIVIDENDS AND TAX MATTERS

So long as each Fund continues to qualify to be taxed as a regulated investment company, it generally will pay no federal income tax on the income and gains it distributes to you. Each Fund intends to pay a semi-annual dividend from its net investment income and to distribute any realized net capital gains at least annually in December. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution.

If you invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions that are declared in December, but paid in January, are taxable as if they were paid in December.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

If you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares of a Fund, you may realize a capital gain or loss.

Fund distributions and gains from the sale of your shares generally will be subject to federal, state and local taxes. Any foreign taxes certain Funds pay on their investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in a Fund.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

IV.	Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years or for the life of the class of shares of the Fund, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Unless otherwise noted, the selected financial information below is for the fiscal periods ending December 31 of each year. This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

GAM INTERNATIONAL EQUITY

	CLASS A

	2005		2004	2003	2002	2001

Net asset value,
beginning of year	$19.59		$16.65	$12.79	$15.11	$20.02

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.19		0.02	0.05	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	2.37		2.92	3.97	(2.35)	(4.88)

Total from investment operations	2.56		2.94	4.02	(2.33)	(4.91)

LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)		– (c)	(0.16)	–	–

Total distributions	(0.17)		–	(0.16)	–	–

Redemption fees (a)	–		–	–	0.01	–

Net asset value, end of year	$21.98		$19.59	$16.65	$12.79	$15.11

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	13.09%		17.68%	31.44%	(15.35)%	(24.53)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$96.3		$107.9	$101.4	$109.0	$190.0
Ratio of expenses to average net assets	1.94	%(b)	2.14%	2.38%	2.25%	2.01%
Ratio of net investment income (loss) to average net assets	0.93%		0.12%	0.41%	0.17%	(0.16)%
Portfolio turnover rate	81%		114%	78%	55%	105%

G A M  F U N D S   I N C     P R O S P E C T U S   / F I N A N C I A L    H I G H L I G H T S

CLASS B						CLASS C

2005		2004	2003	2002	2001	2005		2004	2003	2002	2001

$19.42		$16.61	$12.77	$15.21	$20.28	$19.62		$16.76	$12.88	$15.35	$20.47

0.07		(0.09)	(0.04)	(0.07)	(0.14)	0.02		(0.07)	(0.05)	(0.08)	(0.14)
2.43		2.90	3.93	(2.37)	(4.93)	2.46		2.93	3.96	(2.39)	(4.98)

2.50		2.81	3.89	(2.44)	(5.07)	2.48		2.86	3.91	(2.47)	(5.12)

–	(c)	– (c)	(0.05)	–	–	–		– (c)	(0.03)	–	–

–		–	(0.05)	–	–	–		–	(0.03)	–	–

–		–	–	–	–	–		–	–	–	–

$21.92		$19.42	$16.61	$12.77	$15.21	$22.10		$19.62	$16.76	$12.88	$15.35

12.89%		16.94%	30.51%	(16.04)%	(25.00)%	12.64%		17.08%	30.34%	(16.09)%	(25.01)%

$8.1		$10.4	$11.2	$11.0	$18.0	$4.3		$4.9	$6.0	$7.0	$12.0
2.55	%(b)	2.82%	3.07%	2.94%	2.67%	2.78	%(b)	2.73%	3.18%	2.99%	2.71%
0.33%		(0.53)%	(0.29)%	(0.53)%	(0.83)%	0.10%		(0.42)%	(0.39)%	(0.57)%	(0.85)%
81%		114%	78%	55%	105%	81%		114%	78%	55%	105%

(a)	Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.
(b)	After fees waiver by the Advisor. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 2.04%, 2.65% and 2.88% for class A, B and C, respectively.
(c)	Amount less than $0.005 per share.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

G A M  F U N D S   I N C   P R O S P E C T U S   / F I N A N C I A L    H I G H L I G H T S

Financial Highlights continued

GAM ASIA-PACIFIC EQUITY

	CLASS A

	2005		2004		2003	2002	2001

Net asset value,
beginning of year	$10.79		$9.04		$6.92	$7.90	$9.57

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)	(0.03)		(0.02)		(0.01)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	2.87		1.92		2.34	(0.86)	(1.56)

Total from investment operations	2.84		1.90		2.33	(0.98)	(1.67)

LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.15)		(0.22)	–	–

Total distributions	(0.13)		(0.15)		(0.22)	–	–

Redemption fees (a)	–		–		0.01	–	–

Net asset value, end of year	$13.50		$10.79		$9.04	$6.92	$7.90

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	26.64%		21.09%		33.83%	(12.41)%	(17.45)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$40.2		$24.2		$11.2	$7.2	$8.0
Ratio of expenses to average net assets	2.12	%(b)	2.51	%(c)	3.07%	3.70%	3.37%
Ratio of net investment income loss to average net assets	(0.29)%		(0.23)%		(0.19)%	(1.58)%	(1.26)%
Portfolio turnover rate	92%		68%		36%	38%	51%

G A M  F U N D S   I N C   P R O S P E C T U S   / F I N A N C I A L    H I G H L I G H T S

CLASS B							CLASS C

2005	(e)	2004		2003	2002	2001	2005	(f)	2004		2003	2002	2001

$10.97		$9.22		$7.07	$8.21	$10.04	$8.98		$7.50		$5.87	$6.97	$8.70

(0.03)		(0.11)		(0.12)	(0.26)	(0.21)	(0.09)		(0.07)		(0.19)	(0.38)	(0.33)
(0.07)		1.94		2.38	(0.88)	(1.62)	(0.19)		1.57		1.90	(0.72)	(1.40)

(0.10)		1.83		2.26	(1.14)	(1.83)	(0.28)		1.50		1.71	(1.10)	(1.73)

–		(0.08)		(0.11)	–	–	–		(0.02)		(0.08)	–	–

–		(0.08)		(0.11)	–	–	–		(0.02)		(0.08)	–	–

–		–		–	–	–	–		–		–	–	–

$10.87		$10.97		$9.22	$7.07	$8.21	$8.70		$8.98		$7.50	$5.87	$6.97

(0.91)%		19.85%		32.01%	(13.89)%	(18.23)%	(3.12)%		20.04%		29.23%	(15.78)%	(19.89)%

$0.0		$1.1		$0.8	$0.7	$1.0	$0.0		$0.7		$0.5	$0.2	$0.3
3.14	%(b)(d)	3.41	%(c)	4.39%	5.33%	4.40%	4.34	%(b)(d)	3.12	%(c)	5.76%	7.69%	6.43%
(0.61	)%(d)	(1.10)%		(1.53)%	(3.22)%	(2.33)%	(1.78	)%(d)	(0.86)%		(2.95)%	(5.58)%	(4.32)%
53%		68%		36%	38%	51%	47%		68%		36%	38%	51%

(a)	Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.
(b)	After fees waiver by the Advisor. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 2.22%, 3.24% and 4.44% for class A, B and C, respectively.
(c)	After reimbursement by the Investment Adviser. Had the Investment Adviser not undertaken such action the annualized ratio of expenses to average net assets would have been 2.97%, 3.82% and 4.93% for Class A, B and C, respectively.
(d)	Annualized.
(e)	For the period from 1st January, 2005 to 23rd June, 2005, when Class B merged with Class A.
(f)	For the period from 1st January, 2005 to 26th April, 2005, when Class C merged with Class A.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

G A M  F U N D S  I N C   P R O S P E C T U S   / F I N A N C I A L    H I G H L I G H T S

Financial Highlights continued

GAM EUROPEAN EQUITY

	CLASS A

	2005		2004	2003	2002	2001

Net asset value,
beginning of year	$13.03		$10.62	$8.10	$9.57	$12.18

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.11		0.01	(0.02)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	1.21		2.40	2.54	(1.45)	(2.52)

Total from investment operations	1.32		2.41	2.52	(1.47)	(2.59)

LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		– (c)	–	–	–
Distributions from net realized gains	(0.20)		–	–	–	(0.02)

Total distributions	(0.26)		–	–	–	(0.02)

Net asset value, end of year	$14.09		$13.03	$10.62	$8.10	$9.57

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	10.19%		22.71%	31.11%	(15.36)%	(21.29)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$36.7		$32.4	$22.8	$18.0	$20.0
Ratio of expenses to average net assets	2.05	%(b)	2.54%	2.84%	2.58%	2.72%
Ratio of net investment income (loss) to average net assets	0.82%		0.05%	(0.22)%	(0.21)%	(0.66)%
Portfolio turnover rate	83%		96%	94%	65%	92%

G A M  F U N D S   I N C   P R O S P E C T U S   / F I N A N C I A L    H I G H L I G H T S

CLASS B						CLASS C

2005	(e)	2004	2003	2002	2001	2005	(e)	2004	2003	2002	2001

$12.42		$10.20	$7.86	$9.40	$12.06	$10.98		$9.32	$7.38	$9.00	$11.66

(0.02)		(0.06)	(0.10)	(0.11)	(0.17)	(0.16)		(0.37)	(0.29)	(0.26)	(0.24)
0.06		2.28	2.44	(1.43)	(2.47)	0.11		2.03	2.23	(1.36)	(2.40)

0.04		2.22	2.34	(1.54)	(2.64)	(0.05)		1.66	1.94	(1.62)	(2.64)

–		–	–	–	–	–		–	–	–	–
–		–	–	–	(0.02)	–		–	–	–	(0.02)

–		–	–	–	(0.02)	–		–	–	–	(0.02)

$12.46		$12.42	$10.20	$7.86	$9.40	$10.93		$10.98	$9.32	$7.38	$9.00

0.32%		21.76%	29.77%	(16.38)%	(21.91)%	(0.46)%		17.81%	26.29%	(18.00)%	(22.67)%

$0.0		$1.6	$1.4	$1.5	$3.0	$0.0		$0.4	$0.3	$0.2	$0.5
2.99	%(b)(d)	3.21%	3.85%	3.68%	3.62%	5.51	%(b)(d)	6.41%	6.61%	5.54%	4.44%
(0.31	)%(d)	(0.56)%	(1.19)%	(1.27)%	(1.64)%	(2.77	)%(d)	(3.88)%	(3.94)%	(3.05)%	(2.39)%
23%		96%	94%	65%	92%	23%		96%	94%	65%	92%

(a)	Net investment income (loss) per share has been determined based on the weighted average shares outstanding method.
(b)	After fees waiver by the Investment Adviser. Had the Investment Adviser not undertaken such action the annualized ratio of expenses to average net assets would have been 2.15%, 3.09% and 5.61% for Class A, B and C, respectively.
(c)	Amount less than $.005 per share.
(d)	Annualized.
(e)	For the period from 1st January, 2005 to 26th April, 2005, when Class B and C merged with Class A.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

G A M  F U N D S   I N C   P R O S P E C T U S   / F I N A N C I A L    H I G H L I G H T S

Financial Highlights continued

GAMERICA

	CLASS A

	2005		2004	2003	2002	2001

Net asset value,
beginning of year	$23.75		$24.36	$17.85	$21.94	$22.49

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.23)		(0.20)	(0.21)	(0.18)	0.03
Net realized and unrealized gain (loss) on investments	4.08		0.22	6.72	(3.91)	(0.57)

Total from investment operations	3.85		0.02	6.51	(4.09)	(0.54)

LESS DISTRIBUTIONS
Distributions from net realized gains	(0.75)		(0.63)	–	–	(0.01)

Total distributions	(0.75)		(0.63)	–	–	(0.01)

Net asset value, end of year	$26.85		$23.75	$24.36	$17.85	$21.94

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	16.30%		0.10%	36.47%	(18.64)%	(2.42)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$43.6		$52.5	$86.7	$73.0	$98.0
Ratio of expenses to average net assets	1.89	%(b)	1.84%	1.88%	1.88%	1.84%
Ratio of net investment income (loss) to average net assets	(0.97)%		(0.85)%	(1.00)%	(0.91)%	0.12%
Portfolio turnover rate	6%		8%	4%	1%	14%

G A M  F U N D S   I N C   P R O S P E C T U S   / F I N A N C I A L    H I G H L I G H T S

CLASS B						CLASS C

2005		2004	2003	2002	2001	2005		2004	2003	2002	2001

$23.04		$23.81	$17.58	$21.75	$22.46	$22.84		$23.63	$17.45	$21.59	$22.30

(0.38)		(0.35)	(0.34)	(0.32)	(0.13)	(0.43)		(0.37)	(0.35)	(0.32)	(0.12)
3.93		0.21	6.57	(3.85)	(0.57)	3.89		0.21	6.53	(3.82)	(0.58)

3.55		(0.14)	6.23	(4.17)	(0.70)	3.46		(0.16)	6.18	(4.14)	(0.70)

(0.75)		(0.63)	–	–	(0.01)	(0.75)		(0.63)	–	–	(0.01)

(0.75)		(0.63)	–	–	(0.01)	(0.75)		(0.63)	–	–	(0.01)

$25.84		$23.04	$23.81	$17.58	$21.75	$25.55		$22.84	$23.63	$17.45	$21.59

15.50%		(0.57)%	35.44%	(19.17)%	(3.14)%	15.22%		(0.66)%	35.42%	(19.18)%	(3.17)%

$8.2		$10.2	$14.5	$12.0	$17.0	$4.1		$6.3	$11.0	$9.0	$14.0
2.56	%(b)	2.53%	2.58%	2.59%	2.54%	2.79	%(b)	2.62%	2.63%	2.60%	2.54%
(1.64)%		(1.53)%	(1.70)%	(1.61)%	(0.59)%	(1.88)%		(1.63)%	(1.75)%	(1.62)%	(0.57)%
6%		8%	4%	1%	14%	6%		8%	4%	1%	14%

(a)	Net investment income (loss) per share has been determined based on the weighted average shares outstanding method.
(b)	After fees waiver by the Investment Adviser. Had the Investment Adviser not undertaken such action the annualized ratio of expenses to average net assets would have been 1.99%, 2.66% and 2.89% for Class A, B and C, respectively.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

G A M  F U N D S   I N C   P R O S P E C T U S   / F I N A N C I A L    H I G H L I G H T S

Financial Highlights continued

GAM GABELLI LONG/SHORT

	CLASS A

	2005	2004	2003		2002(b)

Net asset value,
beginning of year	$9.12	$8.27	$7.33		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)	(0.08)	(0.10)	(0.08)		–
Net realized and unrealized gain (loss) on investments	(0.11)	0.95	1.02		(2.67)

Total from investment operations	(0.19)	0.85	0.94		(2.67)

Net asset value, end of year	$8.93	$9.12	$8.27		$7.33

TOTAL RETURN
Total return for the year
without deduction of sales load (*)†	(2.08)%	10.28%	12.82%		(26.70)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$17.9	$25.1	$21.0		$12.0
Ratio of expenses to average net assets	3.02%	2.74%	2.58	%(c)	2.28	%(c)(d)
Ratio of net investment loss to average net assets	(0.87)%	(1.15)%	(1.09)%		(0.08	)%(d)
Portfolio turnover rate	60%	101%	202%		623%

G A M  F U N D S   I N C   P R O S P E C T U S   / F I N A N C I A L    H I G H L I G H T S

CLASS B						CLASS C

2005	2004	2003		2002(b)		2005	2004	2003		2002(b)

$9.05	$8.26	$7.32		$10.00		$9.04	$8.25	$7.31		$10.00

(0.14)	(0.16)	(0.06)		(0.03)		(0.14)	(0.16)	(0.06)		(0.03)
(0.10)	0.95	1.00		(2.65)		(0.11)	0.95	1.00		(2.66)

(0.24)	0.79	0.94		(2.68)		(0.25)	0.79	0.94		(2.69)

$8.81	$9.05	$8.26		$7.32		$8.79	$9.04	$8.25		$7.31

(2.65)%	9.56%	12.84%		(26.80)%		(2.77)%	9.58%	12.86%		(26.90)%

$4.1	$5.8	$8.0		$11.0		$10.2	$13.4	$12.0		$18.0
3.65%	3.41%	2.36	%(c)	2.82	%(c)(d)	3.74%	3.48%	2.29	%(c)	2.80	%(c)(d)
(1.54)%	(1.88)%	(0.85)%		(0.63	)%(d)	(1.62)%	(1.89)%	(0.78)%		(0.61	)%(d)
60%	101%	202%		623%		60%	101%	202%		623%

(a)	Net investment loss per share has been determined based on the weighted average shares outstanding method.
(b)	For the period from 29th May, 2002 (commencement of operations) to 31st December, 2002. Effective 9th October, 2002, the Fund terminated its advisory agreement with GAM USA, and appointed GAM International Management Ltd. and GAMCO Investors, Inc. as the Fund’s Co-Investment Advisers.
(c)	After reimbursement by the Co-Investment Advisers. Had the Co-Investment Advisers not undertaken such action the annualized ratio of expenses to average net assets would have been 3.35%, 4.13% and 4.09%; and 3.28%, 4.01% and 3.97% for Class A, B and C, for 2002 and 2003, respectively.
(d)	Annualized.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

G A M  F U N D S   I N C   P R O S P E C T U S   / F I N A N C I A L    H I G H L I G H T S

IMPORTANT INFORMATION ABOUT YOUR PRIVACY

GAM ® CUSTOMER PRIVACY NOTICE

This notice describes the privacy policy of GAM* regarding how GAM handles and protects personal information that it collects about individuals or entities who are prospective, current or former investment advisory clients or shareholders of GAM funds.

GAM collects personal information about you for business purposes, such as evaluating your financial needs and background, processing your requests and transactions, providing customer service and communicating information about our products and services. Personal information you provide is obtained from application forms, subscription documents, and other transaction related forms, as well as from information you provide on GAM.com or to GAM service representatives and may include your name, address, e-mail address, date of birth, occupation, citizenship, assets, income, social security number or tax ID number, tax information, bank account information, financial information including net worth information and information regarding your transactions with us or our affiliates (“Personal Information”).

GAM limits access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. GAM maintains physical, electronic and procedural safeguards to protect Personal Information.

GAM may share Personal Information described above with its affiliates, including the parent company of GAM, Julius Baer Holding Ltd., for (i) business purposes, such as to facilitate the servicing of accounts and to provide information about new products and services, and (ii) marketing purposes.

GAM may share Personal Information described above for business purposes with a non-affiliated third party if the entity is under contract to perform transaction processing or servicing on behalf of GAM and otherwise as permitted by law. Any such contract entered by GAM will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. GAM may also disclose Personal Information to regulatory authorities as required by applicable law.

Except as described in this privacy policy, GAM will not use Personal Information for any other purpose unless we describe how such Personal Information will be used, and your prior consent is obtained.

The accuracy of your personal information is important. If you have any questions or need to correct or update your personal or Account information, please call us at 1.800.426.4685 and at the first prompt choose Option 1, then Option 2, and finally Option 2.

Our Privacy Notice may be changed from time to time. We will notify you of any material changes by posting a message on the gam.com homepage. We recommend that you visit www.gam.com homepage periodically for updates to the privacy notice.

* GAM for the purposes of this notice refers to GAM USA Inc., its wholly owned subsidiaries, GAM Funds, Inc. and GAM affiliated private investment companies.

Last modified: December 2, 2005

THIS NOTICE IS FOR YOUR INFORMATION. NO RESPONSE IS REQUIRED.

More Information About the Funds

The Funds’ Statement of Additional Information (SAI) gives more detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI is legally considered to be part of the Prospectus.

Annual and semi-annual reports published for the Funds describe in detail the Funds’ performance and the market conditions and investment strategies that significantly contributed to that performance.

For copies of SAIs, annual reports or semi-annual reports free of charge, call the Funds at the telephone number below, or...

•	Go to the Public Reference Room of the Securities and Exchange Commission. Please call the SEC at (202) 942-8090 for hours of operation.

•

E-mail your request to the SEC at publicinfo@sec.gov, or write to them at the Public Reference Room, c/o Securities and Exchange Commission, Washington, D.C. 20549-0102, and ask them to send you a copy. There is a fee for this service.

•	Download documents from the SEC’s Internet website at http://www.sec.gov.

The Company has authorized the use of information in this Prospectus, and only the information in this Prospectus, as an accurate representation of the Funds offered in this Prospectus. This Prospectus may not be used or regarded as an offer of the Funds in any jurisdiction where (or to any person for whom) such an offer would be unlawful. To request other information about the Funds or to make shareholder inquiries, please call the number below.

GAM FUNDS, INC.

330 Madison Avenue
New York, NY 10017
Tel: (800) 426-4685 Fax: (212) 407-4684
Internet: http://www.gam.com

SEC Registration Number: 811-4062
GAM-PRO-2006

GAM Funds, Inc. – Purchase Application

A	ACCOUNT APPLICATION

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, Federal Law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

          Bolded fields must be completed and will be verified as required by the Patriot Act. If bolded fields are not completed, this application will be returned.

1	INVESTMENT AMOUNT (print clearly in blue or black ink)

Total Dollars Invested $      ____________________  ($5,000.00 minimum initial investment and $100.00 subsequent per Fund)

The funds do not accept cash, money orders, starter, counter, or third party checks. For assistance call 800-426-4685 from 9.00 a.m. to 6.00 p.m. EST. Make checks payable to: GAM Funds, Inc.

The investment amount will be submitted via wire. Yes No If yes, please call customer service to confirm the account is open and to obtain a reference number prior to sending the wire.

2	FUND SELECTION

Fund Name and Number	Dollar Amount Invested	Fund Name and Number	Dollar Amount Invested

	$		$
	$		$
	$		$

Please note: Funds Numbers are listed at the end of section 14

3	TYPE OF ACCOUNT (section 3, 4, or 5 must be completed)

INDIVIDUAL	JOINT REGISTRANT	Please check if Employee	or NAV account

Registrant Last Name		First Name	MI

SS#		Birth Date

Joint Registrant Last Name		First Name	MI

SS#		Birth Date

Attach separate list for additional registrants including full name, social security number and date of birth.
For foreign accounts, one of the following must be provided: Tax payer ID, Alien ID, or passport number with country of issuance.

U.S. Citizen	Resident Alien	Nonresident Alien	Alien ID or passport number

Country of issuance

4	UNIFORM GIFT OR TRANSFER TO MINORS

Adult Custodian Last Name	First Name	MI

SS#	Birth Date

Minor Last Name	First Name	MI

SS#	Birth Date

If SS# has been applied for, provide copy of application.
Under the	Uniform Gifts/Transfers to Minor Act
(Minor’s State of Residence)

5	CORPORATION OR TRUST

CORPORATION (A copy of the certified articles of incorporation and the business license of the corporation must be attached.)
TRUST (A copy of the first and last pages of the Trust Agreement must be attached.)
PARTNERSHIP (A copy of the partnership agreement must be attached.)
OTHER

Check if applicable (You may need to provide the Transfer Agent with further certification)

___ Foreign Financial Institution ___ Foreign Financial Broker/Dealer

SS#	OR Tax ID#
If SS# or tax ID # has been applied for, provide copy of application.

Check if exempt from verification due to:

Publicly Traded	Financial Institution	Bank regulated by state	Retirement plan covered by
	regulated by a federal	bank regulator	ERISA
Symbol	functional regulator

Entity Name

Trustee Last Name		First Name	MI

Birth Date	SS#	Date of Trust Agreement

Authorized Trader Last Name		First Name	MI

SS#		Birth Date
* Attach separate list for additional Authorized Traders including full name, social security number, and date of birth.

6	ADDRESS

(if mailing address is a post office box, a street address is also required by the Patriot Act. APO and FPO addresses will be accepted.)

    REGISTRANT STREET ADDRESS

Address	City	State	Zip

E-mail Address		Daytime Phone

Mailing Address	City	State	Zip

JOINT REGISTRANT STREET ADDRESS (required if different than Registrant Address above)

Address	City	State	Zip

7	BROKER/DEALER INFORMATION (To be completed by broker or dealer)

	First Name	MI
Registered Rep. Last Name

Broker/Name

Address	City	State	Zip

Rep #	Phone	Broker Branch #

B	OPTIONAL FEATURES

8	BANK ACCOUNT OF RECORD

Banking information will be taken from your purchase check unless a blank check or deposit slip is enclosed. (checks must be preprinted; starter or counter checks will not be accepted)

CHECKING	SAVINGS

9	RIGHTS OF ACCUMULATION DISCOUNT (CLASS A SHARES ONLY)

The following previously established accounts qualify for inclusion, with the account established hereby, under the Rights of Accumulation Discount provisions of the Prospectus for a reduced sales charge.

Fund Number	Account Number	Fund Number	Account Number

10	DIVIDEND & CAPITAL GAIN DISTRIBUTIONS (ALL DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IF NO BOX IS MARKED)

Reinvested	Cash

Dividends: Capital Gains

If cash:	By check to address on the application		By ACH to the bank in Section 8
Invest:	Dividend	Capital Gains	Both

All distributions must be reinvested within the same class of funds.

11	STATEMENT OF INTENT (Class A Shares only – see terms and conditions in Prospectus)

It is my intention to invest over a 13-month period in shares of one or more of the above funds an aggregate amount at least equal to that which is checked below:

$50,000	$100,000	$250,000	$500,000	$1,000,000 or more

Each purchase will be made at the then reduced offering price applicable to the amount checked above, as described in the Prospectus. By completing this Letter of Intent and signing this application below, I agree to the terms and conditions of the Letter of Intent and Escrow Account set forth in the Prospectus. In making purchases under this letter, the following are the related accounts on which reduced offering prices are to apply:

Fund Number	Account Number	Fund Number	Account Number

12	TELEPHONE EXCHANGE PRIVILEGE AND/OR TELEPHONE REDEMPTION PRIVILEGE

Unless indicated below, I authorize the Transfer Agent to accept instructions from any person to exchange or redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the current Prospectus. I understand that the exchange privilege is only available for exchanges within the same class of shares.

I DO NOT want the Telephone Exchange Privilege	I DO NOT want the Telephone Redemption Privilege

13	AUTOMATIC INVESTMENT PLAN (OPTIONAL)

Automatic Investment Plan (Optional)

By completing the section below you authorize the Fund’s Agent to initiate Automated Clearing House (“ACH”) debits on the 25th day of each month or the next business day. Please attach a voided check. The minimum is $100 per Fund.

Fund Number	Investment Amount	Monthly	or	Quarterly

$
$

Bank Name	ABA #*

Name on Account	Account #

Bank Address

•	The ABA # is the nine-digit number that precedes your account number along the bottom of your check.

14	SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL)

By completing the section below you authorize the Fund’s Agent to redeem the necessary number of shares from your account in order to make periodic payments. The minimum is $100 per Fund.

Choose One
Fund Number	Withdrawal Amount	Monthly	Quarterly	Semi-annually	Annually

$
$

Credit designated bank via ACH or Send check to name and address of account

•

This request for Systematic Withdrawal Plan must be received by the 18th day of the month in which you wish withdrawals to begin. Redemption of shares will occur on the 25th day of the month prior to payment or the next business day.

FUND NAME		FUND NUMBER
	CLASS A	CLASS B*	CLASS C
GAM Gabelli Long/Short	2302	2342	2372
GAM European Equity	2305	2345	—

GAMerica	2308	2348	2378
GAM International Equity	2300	2340	2370
GAM Asia-Pacific Equity	2303	2343	—

* B Share class is closed to new investors.

C	INVESTOR SIGNATURE(S)

15	SIGNATURES

(a)

By execution of this application, the investor represents and warrants that (i) he has the full right, power and authority to make the investment applied for and (ii) he is a natural person of legal age in his state of residence and that all information on this application is true and correct. The investor certifies that the Taxpayer Identification Number and tax status set forth in the application is correct. The person or person, if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this application and purchase or redeem shares of the fund on behalf of the investor. Each person named in the registration must sign below.

(b)

I have read the applicable Prospectus(es) and this application and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund’s Prospectus as in effect from time to time.

(c)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

	(1)	The social security or employer identification number shown on this form is my correct Taxpayer Identification Number.

	(2)	I am not subject to backup withholding because:

		•	I am exempt from backup withholding OR

		•	I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividend OR,

		•	The Internal Revenue Service has notified me that I am no longer subject to backup withholding. (Strike out this item (2) if you have been notified that you are subject to backup withholding.)

	(3)	I am a U.S. person (including Resident Alien)

(d)

If I am a nonresident alien, I understand that I am required to complete the appropriate Form W-8 to certify my foreign status. I understand that, if I am a nonresident alien, I am not under penalty of perjury for certifying to the above information.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Investor (Joint accounts require both signatures.)

Signature of Individual, Custodian or Trustee	Title	Date

Signature of Joint Registrant, if any	Title	Date

Please return this application in the enclosed envelope. If you are not using the enclosed envelope please mail your application to: GAM Funds, Inc., c/o Boston Financial Data Services, P.O. Box 8264, Boston, MA 02266-8264 (66 Brooks Drive, Braintree, MA 02184 with your check or money order payable to “GAM Funds, Inc.” To make payment by wire, please notify Boston Financial Data Services at 800 426-4685 or 617 483-5000 and instruct your bank to use the following wire instructions: State Street Bank & Trust Co.25 Franklin Street Boston, MA  02101ABA #011000028Attn:  Mutual Funds/Control Department DDA # 9905-634-3 Ref: GAM Account Number and Account Registration.

Statement of Intention

If you anticipate investing $100,000 or more in shares of the Funds within a 13-month period, you may obtain a reduced sales load as though the total quantity were invested in one lump sum by filing a Statement of Intention within 90 days of the start of the purchases. To ensure that the reduced price will be received on future purchases, you must inform Boston Financial Data Services that this Statement is in effect each time shares are purchased.

Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the application, as described in the prospectus. You are not committed to purchase additional shares, but if your purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, you will pay the increased amount of the sales load prescribed in the Escrow Agreement. Neither dividends nor capital gain distributions invested in additional shares will apply toward the completion of this Statement. If the total purchases under this Statement are large enough to qualify for an even lower sales load than that applicable to the amount specified in the Statement, then you must notify the Transfer Agent and all transactions will then be recomputed at the expiration date of this Statement to give effect to the lower load. Any difference in sales load as a result of these additional purchases will be applied to the purchase of additional shares at the lower load if specified by you or refunded to you in cash if you so specify.

This Statement is not effective until accepted by the Company.

Escrow Agreement

Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by Boston Financial Data Services in the form of shares registered in your name. All dividends and capital gain distributions on escrowed shares will be paid to you or to your order. When the minimum investment so specified is completed, the escrowed shares will be released. If the investment is not completed, the Company will redeem an appropriate number of the escrowed shares in order to realize any difference between the sales load on the amount specified and on the amount actually attained. Shares remaining after any such redemption will be released from escrow.

In signing the application, you irrevocably constitute and appoint Boston Financial Data Services your attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

GAM FUNDS, INC.

330 MADISON AVENUE
NEW YORK, NY 10017
TEL: (212) 407-4600/FAX: (212) 407-4684

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2006

          This Statement of Additional Information pertains to the funds listed below, each of which is a separate series of common stock of GAM Funds, Inc. (the “Company”), a diversified open-end management investment company. Each series of the Company represents a separate portfolio of securities (each a “Fund” and collectively, the “Funds”). The investment objective of each Fund is to seek long term capital appreciation. Each Fund seeks to achieve its objective by investing primarily in equity securities within a particular geographic region in accordance with its own investment policy. There is no assurance that the Funds will achieve their objectives.

          The Funds described in this Statement of Additional Information, other than GAM Gabelli Long/Short, are managed by GAM International Management Limited (“GIML”). GIML and GAMCO Asset Management Inc. (“GAMCO”) serve as Co-Investment Advisers to GAM Gabelli Long/Short (each, a “Co-Investment Adviser” and together, the “Co-Investment Advisers”). GAMCO is not affiliated with GIML. GAM Services Inc. (“GAM Services”), an affiliate of GIML, serves as the principal underwriter for the Funds’ securities.

          GAM International Equity invests primarily in Europe, the Asia-Pacific Region and Canada.

          GAM Asia-Pacific Equity invests primarily in the Asia-Pacific Region, including Japan, Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, South Korea, People’s Republic of China, Taiwan, India, Australia, Pakistan and New Zealand.

          GAM European Equity invests primarily in Europe.

          GAMerica invests primarily in the United States.

          GAM Gabelli Long/Short invests primarily in the United States.

          This Statement of Additional Information, which should be kept for future reference, is not a prospectus. It should be read in conjunction with the Prospectus of the Funds, dated April 28, 2006, which can be obtained without cost upon request at the address indicated above.

          The Funds’ 2005 Annual Report to Shareholders is incorporated by reference in this Statement of Additional Information.

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

i

ii

INVESTMENT OBJECTIVE AND STRATEGIES

          The investment objective and strategies of each Fund are described in the Prospectus under the “Risk and Return Summary” heading. Set forth below is additional information with respect to the investment objective and strategies of each Fund.

          Strategies. Each Fund has adopted an investment policy relating to the geographic areas in which it may invest. In the case of GAM International Equity, GAM Asia-Pacific Equity and GAM European Equity, each Fund intends to invest substantially all of its assets in the region dictated by its name and, under normal market circumstances, will invest at least 80% of its net assets in equity securities of companies or governments economically tied to the relevant geographic area. Under normal circumstances, GAMerica will invest at least 80% of its assets in investments that are economically tied to the United States. GAM Gabelli Long/Short intends to invest substantially all of its assets in the United States, and, under normal circumstances, will invest at least 80% of its net assets in investments tied economically to the United States. Each of these Funds will notify investors at least 60 days prior to any change in the investment policy described in this paragraph.

          GAM International Equity may invest in securities issued by companies in any country other than the United States and normally invests in securities issued by companies in Canada, the United Kingdom, Continental Europe and the Asia-Pacific Region. Under normal market conditions, GAM International Equity invests in securities of companies in at least three foreign countries. For temporary defensive purposes, GAM International Equity may invest in debt securities of U.S. companies and the U.S. government and its agencies and instrumentalities.

          GAM Asia-Pacific Equity invests primarily in securities issued by companies in the Asia-Pacific Region, including Japan, Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, South Korea, the People’s Republic of China, Taiwan, India, Pakistan, Australia and New Zealand.

          GAM European Equity invests primarily in securities issued by companies in Europe, including the United Kingdom, Ireland, France, Germany, the Netherlands, Denmark, Norway, Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary, Poland, the Czech Republic and Slovakia.

          GAMerica invests primarily in investments economically tied to the United States.

          GAM Gabelli Long/Short invests primarily in investments economically tied to the United States.

          A company will be considered to be in or from a particular country for purposes of the preceding paragraphs if (i) at least 50% of the company’s assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country, (ii) the principal trading market for the company’s securities is in the country or (iii) the company is incorporated under the laws of the country.

          Each Fund will seek investment opportunities in all types of companies, including smaller companies in the earlier stages of development. In making investment decisions, each Fund will rely on the advice of its Investment Adviser(s) and its own judgment rather than on any specific objective criteria.

          Rating of Securities. Each Fund may invest a substantial portion of its assets in debt securities issued by companies or governments and their agencies and instrumentalities if it determines that the long-term capital appreciation of such debt securities may equal or exceed the return on equity securities. Each Fund is not required to maintain any particular proportion of equity or debt securities in its portfolio. Any dividend or interest income realized by a Fund on its investments will be incidental to its goal of long-term capital appreciation. The debt securities (bonds and notes) in which the Funds may invest are not required to have any rating. Each Fund may, for temporary defensive purposes, invest in debt securities (with remaining maturities of five years or less) issued by companies and governments and their agencies and instrumentalities and in money market instruments denominated in currency of the United States or foreign nations.

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          None of the Funds will commit more than 5% of its assets, determined at the time of investment, to investments in debt securities which are rated lower than “investment grade” by a rating service. Debt securities rated lower than “investment grade,” also known as “junk bonds,” are those debt securities not rated in one of the four highest categories by a rating service (e.g., bonds rated lower than BBB by Standard & Poor’s Corporation (“S&P”) or lower than Baa by Moody’s Investors Services, Inc. (“Moody’s”)). Junk bonds, and debt securities rated in the lowest “investment grade” category, have speculative characteristics, and changes in economic circumstances or other circumstances are more likely to lead to a weakened capacity on the part of issuers of such lower rated debt securities to make principal and interest payments than issuers of higher rated investment grade bonds. Developments such as higher interest rates may lead to a higher incidence of junk bond defaults, and the market in junk bonds may be more volatile and illiquid than that in investment grade bonds. A decrease in the ratings of debt securities held by a Fund may cause the Fund to have more than 5% of its assets invested in debt securities which are not “investment grade.” In such a case, the Fund will not be required to sell such securities.

          U.S. Government Obligations. The Funds may invest in securities of the U.S. government, its agencies and instrumentalities. U.S. government securities include U.S. Treasury obligations, which include U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds, all of which are guaranteed by the full faith and credit of the U.S. Treasury. U.S. government securities also include obligations issued or sponsored by U.S. government agencies and instrumentalities. Agencies and instrumentalities include the Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Bank, Student Loan Marketing Association (“SLMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) and Government National Mortgage Association (“GNMA”). Obligations issued or sponsored by U.S. government agencies are backed by:

-	the full faith and credit of the U.S. Treasury, such as GNMA obligations;

-	the issuer’s right to borrow from the U.S. Treasury, such as Federal Home Loan Bank obligations;

-	the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities, such as SLMA obligations; or

-	the credit of the agency or instrumentality issuing the obligations, such as FNMA obligations.

          Repurchase Agreements. Each Fund may, for temporary defensive purposes, invest in repurchase agreements. In such a transaction, at the same time a Fund purchases a security, it agrees to resell it to the seller and is obligated to redeliver the security to the seller at a fixed price and time. This establishes a yield during the Fund’s holding period, since the resale price is in excess of the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for a Fund to invest temporarily available cash. Repurchase agreements may be considered loans to the seller collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the delivery date; in the event of a default the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The collateral is marked-to-market daily and the Investment Advisers monitor the value of the collateral in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon sum to be paid to a Fund. If the seller were to be subject to a U.S. bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions in the bankruptcy law. Each Fund may only enter into repurchase agreements with domestic or foreign securities dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Directors.

          Adjustable Rate Index Notes. The Funds may invest in adjustable rate index notes, which are a form of promissory note issued by brokerage firms or other counterparties which pay more principal or interest if the value of another security falls, and less principal or interest if the value of another security rises. The Funds may also invest in similar types of derivatives, the effect of which is a synthetic short position.

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          Options. Each Fund may invest up to 5% of its net assets in options on equity or debt securities or securities indices and up to 10% of its net assets in warrants, including options and warrants traded in over-the-counter markets. An option on a security gives the owner the right to acquire (“call option”) or dispose of (“put option”) the underlying security at a fixed price (the “strike price”) on or before a specified date in the future. A warrant is equivalent to a call option written by the issuer of the underlying security.

          Each Fund may write covered call options on securities in an amount equal to not more than 100% of its net assets and secured put options in an amount equal to not more than 50% of its net assets. A call option written by a Fund is “covered” if the Fund owns the underlying securities subject to the option or if the Fund holds a call at the same exercise price, for the same period and on the same securities as the call written. A put option will be considered “secured” if a Fund segregates liquid assets having a value equal to or greater than the exercise price of the option, or if the Fund holds a put at the same exercise price, for the same period and on the same securities as the put written.

          The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on a Fund’s portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing secured put options is to realize income in the form of premiums. The writer of a secured put option accepts the risk of a decline in the price of the underlying security. A Fund may invest up to 5% of its net assets in options on securities or indices including options traded in over-the-counter markets.

          Although each Fund generally will purchase or write only those options for which it believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

          The success of each Fund’s options trading activities will depend on the ability of the Investment Advisers to predict correctly future changes in the prices of securities. Purchase or sale of options to hedge each Fund’s existing securities positions is also subject to the risk that the value of the option purchased or sold may not move in perfect correlation with the price of the underlying security. The greater leverage in options and futures trading may also tend to increase the daily fluctuations in the value of a Fund’s shares.

          Stock Index Futures and Options. Each Fund may purchase and sell stock index futures contracts, and purchase, sell and write put and call options on stock index futures contracts, for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market value of the stocks included in the index. An option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call option, or less than, in the case of a put option, the strike price of the option. Some stock index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index, such as the Standard & Poor’s 100. In the case of a stock index future, the seller of the futures contract is obligated to deliver, and the purchaser obligated to take, an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. If the assets of a Fund are substantially invested in equity securities, the Fund might sell a futures contract based on a stock index which is expected to reflect changes in prices of stocks in the Fund’s portfolio in order to hedge against a possible general decline in market prices. A Fund may similarly purchase a stock index futures contract to hedge against a possible increase in the price of stocks before the Fund is able to invest cash or cash equivalents in stock in an orderly fashion.

          The effectiveness of trading in stock index futures and options as a hedging technique will depend upon the extent to which price movements in a Fund’s portfolio correlate with price movements of the stock index

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selected. Because the value of an index future or option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase, sale or writing of a stock index future or option depends upon movements in the level of stock prices in the stock market generally, or in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

          Successful use of stock index futures by the Funds also is subject to the ability of the Investment Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions.

          Each Fund may purchase and sell commodity futures contracts, and purchase, sell or write options on futures contracts, for bona fide hedging purposes or otherwise in accordance with applicable rules of the Commodity Futures Trading Commission (the “CFTC”).

          When a Fund enters into a futures contract or writes an option on a futures contract, it will instruct its custodian to segregate cash or liquid securities having a market value which, when added to the margin deposited with the broker or futures commission merchant, will at all times equal the purchase price of a long position in a futures contract, the strike price of a put option written by the Fund, or the market value (marked-to-market daily) of the commodity underlying a short position in a futures contract or a call option written by the Fund, or the Fund will otherwise cover the transaction.

          Interest Rate Futures and Options. Each Fund may hedge against the possibility of an increase or decrease in interest rates adversely affecting the value of securities held in its portfolio by purchasing or selling a futures contract on a specific debt security whose price is expected to reflect changes in interest rates. However, if a Fund anticipates an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures position. A Fund may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates. A Fund will sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be a correlation between price movements in the options on interest rate futures and price movements in the portfolio securities of the Fund which are the subject of the hedge. In addition, a Fund’s purchase of such options will be based upon predictions as to anticipated interest rate trends, which could prove to be inaccurate. The potential loss related to the purchase of an option on an interest rate futures contracts is limited to the premium paid for the option.

          Although each Fund intends to purchase or sell commodity futures contracts only if there is an active market for each such contract, no assurance can be given that a liquid market will exist for the contracts at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

          Foreign Currency Transactions. Since investments in foreign securities will usually involve currencies of foreign countries, and since each Fund may temporarily hold funds in foreign or domestic bank deposits in foreign currencies during the completion of investment programs, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the

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spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission.

          Each Fund may enter into forward foreign exchange contracts for speculative purposes and under the following circumstances: when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on such a security which it purchases or already holds, it may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which payment is made or received.

          If it is believed that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or another currency, a Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

          The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Each Fund will place cash or liquid securities in a separate custody account of the Fund with the Company’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the hedge contracts or otherwise cover such transactions. The securities placed in the separate account will be marked-to-market daily. If the value of the securities placed in the separate account declines, additional cash or liquid securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s uncovered commitments with respect to such contracts.

          At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may also purchase an “offsetting” contract prior to the maturity of the underlying contract. There is no assurance that such an “offsetting” contract will always be available to a Fund.

          It is impossible to forecast with absolute precision what the market value of portfolio securities will be at the expiration of a related forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of a security being sold is less than the amount of foreign currency the Fund is obligated to deliver. Conversely, a Fund may sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

          A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Advisers. Hedging the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

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          The Funds may purchase or sell options to buy or sell foreign currencies and options on foreign currency futures, or write such options, as a substitute for entering into forward foreign exchange contracts in the circumstances described above. For example, in order to hedge against the decline in value of portfolio securities denominated in a specific foreign currency, a Fund may purchase an option to sell, for a specified amount of dollars, the amount of foreign currency represented by such portfolio securities. In such case, the Fund will pay a “premium” to acquire the option, as well as the agreed exercise price if it exercises the option. Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their foreign currency holdings into U.S. dollars on any regular basis. A Fund may so convert from time to time, and thereby incur certain currency conversion charges. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

          Lending Portfolio Securities. Each Fund may lend its portfolio securities to brokers, dealers and financial institutions considered creditworthy when secured by collateral maintained on a daily marked-to-market basis in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. A Fund may at any time call the loan and obtain the return of the securities loaned. No such loan will be made which would cause the aggregate market value of all securities lent by a Fund to exceed 15% of the value of the Fund’s total assets. The Fund will continue to receive the income on loaned securities and will, at the same time, earn interest on the loan collateral. Any cash collateral received under these loans will be invested in short-term money market instruments.

          Warrants. Each Fund may purchase warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Each Fund may invest up to 10% of its net assets, valued at the lower of cost or market value, in warrants (other than those that have been acquired in units or attached to other securities), including warrants not listed on American or foreign stock exchanges. Prices of warrants do not move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund will lose its entire investment in such warrant.

          Borrowing. Each Fund may borrow from banks for temporary emergency purposes, and GAM Gabelli Long/Short may borrow from banks for investment purposes, as well as for temporary emergency purposes. Each Fund will maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio holdings at the time.

          Borrowing money, also known as leveraging, will cause a Fund to incur interest charges, and may increase the effect of fluctuations in the value of the investments of the Fund on the net asset value of its shares. A Fund (other than GAM Gabelli Long/Short) will not purchase additional securities for investment while there are bank borrowings outstanding representing more than 5% of the total assets of the Fund.

          Short-Selling. GAM International Equity, GAM European Equity and GAM Gabelli Long/Short may from time to time engage in short selling of securities, including shares of exchange traded funds. Short selling is an investment technique wherein the Fund sells a security it does not own anticipating a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will

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realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of dividends or interest the Fund may be required to pay in connection with a short sale.

          Short sales by the Fund involve risk. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities sold short with securities with a greater value than the amount received from the sale. As a result, losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

          GAM International Equity, GAM European Equity and GAM Gabelli Long/Short may also make short sales “against the box.” A short sale “against the box” is a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

          Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or certain liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position. The Fund anticipates that the frequency of short sales will vary substantially under different market conditions, and it does not intend that any specified portion of its assets as a matter of practice will be in short sales. As a matter of policy, the Board of Directors has determined that securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund’s net assets, with respect to GAM International Equity and GAM European Equity, or 50% of the value of the Fund’s net assets, with respect to GAM Gabelli Long/Short.

          Restricted Securities. The Funds may purchase securities that are not registered for sale to the general public in the United States, but which can be resold to institutional investors in the United States, including securities offered pursuant to Rule 144A adopted by the U.S. Securities and Exchange Commission (“SEC”). If a dealer or institutional trading market in such securities exists, either within or outside the United States, these restricted securities will not be treated as illiquid securities for purposes of the Funds’ investment restrictions. The Board of Directors will establish standards for determining whether or not 144A securities are liquid based on the level of trading activity, availability of reliable price information and other relevant considerations. The Funds may also purchase privately placed restricted securities for which no institutional market exists. The absence of a trading market may adversely affect the ability of the Funds to sell such illiquid securities promptly and at an acceptable price, and may also make it more difficult to ascertain a market value for illiquid securities held by the Funds.

          Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and other derivative financial instruments that are developed in the future, to the extent such opportunities are both consistent with each Fund’s investment objective and permitted by applicable regulations. The Funds’ Prospectus and Statement of Additional Information will be amended or supplemented, if appropriate in connection with any such practices.

          Fundamental Investment Restrictions. Each Fund has adopted certain investment restrictions that cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the “Act” or “1940 Act”), this means the lesser of (i) 67% or more of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

          In accordance with these restrictions, each Fund may not:

          (1) With respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer (other than the U.S. government, its agencies and instrumentalities) or purchase more than 10% of the voting

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securities, or more than 10% of any class of securities, of any one issuer. (For this purpose, all outstanding debt securities of an issuer are considered as one class, and all preferred stocks of an issuer are considered as one class).

          (2) Invest for the purpose of exercising control or management of another company.

          (3) Invest in real estate (including real estate limited partnerships), although a Fund may invest in marketable securities that are secured by real estate and securities of companies that invest or deal in real estate.

          (4) Concentrate more than 25% of the value of its total assets in any one industry (including securities of non-U.S. governments); except that GAM Asia-Pacific Equity will concentrate more than 25% of the value of its total assets in the finance sector, as such sector is defined in the Morgan Stanley Capital International (“MSCI”) Indices. See “Policy of Concentration for GAM Asia-Pacific Equity” below. The finance sector is defined by the MSCI to include the following industries: banking; financial services; insurance; and real estate.

          (5) Make loans, except that this restriction shall not prohibit (i) the purchase of publicly distributed debt securities in accordance with a Fund’s investment objectives and policies, (ii) the lending of portfolio securities, and (iii) entering into repurchase agreements.

          (6) Borrow money, except from banks for temporary emergency purposes (for all Funds other than GAM Gabelli Long/Short) and, in no event, in excess of 33 1/3% of its total assets at value or cost, whichever is less; or (with respect to all Funds) pledge or mortgage its assets or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby. In the case of GAM Gabelli Long/Short, the Fund may not borrow money, except from banks, and, in no event, in excess of 33 1/3% of its total assets at value or cost, whichever is less.

          (7) Underwrite securities issued by others except to the extent the Company may be deemed to be an underwriter, under the Federal securities laws, in connection with the disposition of its portfolio securities.

          (8) Purchase securities of other investment companies, except (i) in connection with a merger, consolidation, reorganization or acquisition of assets or (ii) a Fund may purchase securities of investment companies up to (a) 3% of the outstanding voting stock of any one investment company (including for this purpose investments by any other series of the Company), (b) 5% of the total assets of the Fund with respect to any one investment company and (c) 10% of the total assets of the Fund in the aggregate.

          (9) Participate on a joint or a joint and several basis in any trading account in securities.

          (10) Issue senior securities (as defined in the Act), other than as set forth in paragraph 6.

          (11) Invest in commodities, except that each Fund may enter into forward foreign exchange contracts and may invest in initial margin or premiums for futures contracts or options on futures contracts.

          For purposes of restriction (6), a Fund may borrow money in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (including the amount borrowed).

          Non-Fundamental Investment Restrictions. Each Fund has also adopted certain investment restrictions, which are deemed non-fundamental, which cannot be changed without a vote of the majority of the Board of Directors. In addition to non-fundamental restrictions stated elsewhere, each Fund may not:

          (1) Make short sales of securities on margin, except for such short-term credits as are necessary for the clearance of transactions. This restriction does not apply to GAM International Equity, GAM European Equity and GAM Gabelli Long/Short. See “Short-Selling” above for a further discussion. (Management may recommend to the Board of Directors removal of this restriction for the other Funds).

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          (2) Invest more than 15% of the Fund’s net assets in securities that cannot be readily resold to the public because there are no market quotations readily available because of legal or contractual restrictions or because there are no market quotations readily available or in other “illiquid securities” (including non-negotiable deposits with banks and repurchase agreements of a duration of more than seven days).

          If a percentage restriction (other than the restriction on borrowing) is adhered to at the time of investment, a subsequent increase or decrease in the percentage beyond the specified limit resulting from a change in value or net assets will not be considered a violation. Whenever any investment policy or investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the acquisition of such security or property.

          Risk Considerations. Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, including Julius Baer Holding Ltd. (“Julius Baer”) or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investments in the Funds involve investment risks, including the possible loss of principal.

          Investors should carefully consider the risks involved in investments in securities of companies and governments of foreign nations, which add to the usual risks inherent in domestic investments. Such special risks include the lower level of government supervision and regulation of stock exchanges, broker-dealers and listed companies, fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, securities prices in foreign countries are generally subject to different economic, financial, political and social factors than prices of securities of U.S. issuers.

          The Company anticipates that the portfolio securities of foreign issuers held by each Fund generally will not be registered with the SEC nor will the issuers thereof be subject to the reporting requirements of such agency. In addition, the governments under which these companies are organized may impose less government supervision than is required in the United States. Accordingly, there may be less publicly available information concerning certain of the issuers of securities held by the Funds than is available concerning U.S. securities. In addition, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies.

          It is contemplated that the Funds’ foreign portfolio securities generally will be purchased on stock exchanges or in over-the-counter markets located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock exchanges generally have substantially less volume than the New York Stock Exchange and may be subject to less government supervision and regulation than those in the United States. Accordingly, securities of foreign companies may be less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, price volatility can be greater than in the United States.

          The Funds may also invest in American Depositary Receipts (“ADRs”) or European Depositary Receipts (“EDRs”) representing securities of foreign companies, including both sponsored and unsponsored ADRs. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the cost of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The markets for ADRs and EDRs, especially unsponsored ADRs, may be substantially more limited and less liquid than the markets for the underlying securities.

          Foreign broker-dealers also may be subject to less government supervision than those in the United States. Although the Funds endeavor to achieve the most favorable net results on their portfolio transactions, fixed commissions for transactions on certain foreign stock exchanges may be higher than negotiated commissions available on U.S. exchanges.

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          With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, and limitations on the transfer or exchange of funds or other assets of the Funds. The Funds’ ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. There is also the risk in certain foreign countries of political or social instability, or diplomatic developments that could affect U.S. investments as well as the prices of securities in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

          Because the shares of the Funds are redeemable on a daily basis in U.S. dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. The Funds do not believe that this consideration will have any significant effects on their portfolio strategies under present conditions.

          Policy of Concentration for GAM Asia-Pacific Equity. Since GAM Asia-Pacific Equity has a fundamental policy to concentrate its investments in the financial services sector, it may be subject to greater share price fluctuations than a non-concentrated fund. There is a risk that the Fund’s concentration in the securities of financial services companies will expose the Fund to the price movements of companies in one industry more than a more broadly diversified mutual fund. Because GAM Asia-Pacific Equity invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector. Also, businesses in the finance sector may be affected more significantly by changes in government policies and regulation, interest rates, currency exchange rates, and other factors affecting the financial markets. The finance sector is defined by the MSCI to include the following industries: banking; financial services; insurance and real estate.

          Portfolio Turnover. Portfolio turnover rate is calculated by dividing the lesser of a Fund’s sales or purchases of portfolio securities for the fiscal year (exclusive of purchases or sales of all securities whose maturities or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in a Fund’s portfolio during the fiscal year. A portfolio turnover rate in excess of 100% is considered to be high. A high portfolio turnover rate may result in higher short-term capital gains to shareholders for tax purposes and increased brokerage commissions and other transaction costs borne by the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board of Directors has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Investment Advisers, principal underwriter or affiliated persons of the Investment Advisers or principal underwriter. The Funds’ overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Funds will not make available to anyone non-public information with respect to their portfolio holdings, until such time as the information is made available to all shareholders or the general public.

          These policies and procedures also are applicable to the Funds’ respective Investment Advisers and their agents. Pursuant to the policy, the Funds, their Investment Advisers and their agents are obligated to:

•	Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

•	Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and

•	Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.

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          Pursuant to this policy, only the Funds’ top 10 holdings are disclosed in marketing and other material. For certain Funds, the disclosure is limited to fewer than 10 holdings. Any requests for departures from this policy from clients, or from other third parties, must be authorized by either the Chief Compliance Officer or General Counsel. In certain jurisdictions it is prohibited by law to make available to some shareholders the Funds’ underlying portfolio positions unless all shareholders receive the same information. Providing such information to selected recipients could assist a person or entity in late trading of the Funds’ shares or allow them to engage in other detrimental trading techniques such as front running or short selling of the portfolio securities in the Funds.

          There are general and other limited exceptions to this prohibition. Third parties that provide services to the Funds, such as trade execution measurement and reporting systems, personal securities transaction monitoring, proxy voting, the Funds’ custodians, administrator, accountants/auditors and executing brokers may also receive or have access to nonpublic Fund portfolio holdings information. These parties, either by explicit agreement or by virtue of their duties, are required to maintain confidentiality and are required not to trade on such information. Other recipients of nonpublic portfolio holdings information include fund ranking and rating organizations such as Lipper, Inc., Morningstar and Standard & Poor’s. In addition, the Investment Advisers and certain of their personnel have access to the Funds’ portfolio holdings in the course of providing advisory services to the Funds. No Fund or affiliated entity receives compensation or other consideration by virtue of disclosure of a Fund’s portfolio holdings.

          In addition, nonpublic portfolio information may be disclosed to other third parties provided a valid exception is approved by the Chief Compliance Officer or General Counsel and proper undertakings are obtained with respect to confidentiality and limited scope of use of the information.

          The Investment Advisers’ compliance staff conduct periodic reviews of compliance with the policy and, as appropriate, the Funds’ Chief Compliance Officer will report to the Board of Directors regarding the operation of the policy, any material changes recommended as a result of such review and any material exceptions that have been granted under the policy, including an explanation of the legitimate business purpose that was served as a result of any such exception.

          The Funds also disclose their complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the first and third quarter ends of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds’ fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

MANAGEMENT OF THE COMPANY

          The business of the Funds is supervised by the Board of Directors, who may exercise all powers not required by statute, the Articles of Incorporation, or the By-laws to be exercised by the shareholders. When appropriate, the Board of Directors will consider separately matters relating to each Fund or to any class of shares of a Fund. The Board of Directors elects the officers of the Company and retains various companies to carry out Fund operations, including the investment advisors, custodian, administrator and transfer agent.

          Certain biographical information for each Independent Director and each Interested Director of the Company is set forth in the tables below, including a description of each Director’s experience as a Director of the Company and as a director or trustee of other funds, as well as other recent professional experience.

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Independent Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Number of Portfolios within the GAM Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George W. Landau 2601 South Bayshore Drive Suite 1275 Coconut Grove, FL 33133 Age: 85	Director	Since 1994

President, Council of Advisors, Latin America, Guardian Industries (glass manufacturer), 1993 to present. Director, Bassini Playfair Wright (investment management), 2002 to present. Senior Advisor, Latin America, The Coca-Cola Company, 1988 to 2005. Director, Emigrant Savings Bank, 1987 to 2003.

				10 portfolios in six registered investment companies	Honorary Director, Credit Suisse Asset Management (CSAM) Fund Complex (five portfolios)

Robert J. McGuire 1085 Park Avenue New York, NY 10128 Age: 69	Director	Since 1998

Self-employed, 1998 to present. Counsel, Morvillo, Abramowitz, Grand, Iason & Silberberg, P.C., 1998 to 2005. Director, Emigrant Savings Bank, 1999 to 2003. President/Chief Operating Officer, Kroll Associates, 1989-1997. Director (since 1984) and President (since 1997), Police Athletic League. Director, Volunteers of Legal Services, 1995 to 2003. Director, Office of the Appellate Defender, 1995 to 2003.

				10 portfolios in six registered investment companies	Director, Mutual of America Investment Corp., Director, Six Flags, Inc. (entertainment), Director, Protection One, Inc. (Security Systems).

Roland Weiser 86 Beekman Road Summit, NJ 07901 Age: 75	Director	Since 1988	Trustee, New Jersey Center for Visual Arts, 1999 to present. Former Senior Vice President, Schering-Plough International, 1978-1984.	10 portfolios in six registered investment companies	None

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Interested Directors

Name, Age and Address	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Number of Portfolios within the GAM Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Andrew Hanges* GAM London 12 St James’s Place, London SW1A 1NX England Age: 58	Director, Chairman, and President	Since 2005

Director of 62 funds within the GAM Group Complex, 1997-present; Chief Executive Officer and Chairman, GAM (UK) Limited, GAM (London) Limited, GAM Sterling Management and GAM International Management Limited, 2001-Present; Chief Operating Officer of the GAM Group, 1997-present.

				10 portfolios in six registered investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is duly qualified.

[2]

Each Director is a director of each of the six registered investment companies within the GAM Fund Complex, which include: the Company; GAM Avalon Lancelot, LLC; GAM Avalon Multi-Strategy (TEI), LLC; GAM Avalon Galahad, LLC; GAM Institutional Multi-Strategy, LLC; and GAM Multi-Strategy Investments, LLC. None of GAM Avalon Multi-Strategy (TEI), LLC, GAM Institutional Multi-Strategy, LLC or GAM Multi-Strategy Investments, LLC have commenced operations as of the date hereof. In addition, on November 9, 2005, the Board of Directors of GAM Avalon Galahad, LLC resolved to dissolve and liquidate the fund.

*

Andrew Hanges is considered an Interested Director because he is deemed to be an “interested person” of the Company, as that term is defined under the 1940 Act, due to his positions within the GAM Group.

          Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Fund and in all registered investment companies in the GAM Fund Complex as of December 31, 2005 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Independent Directors:

George W. Landau	$0	$0

Robert J. McGuire	$0	$0

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Roland Weiser

GAMerica (Class A) - $10,001 to $50,000

GAM Asia-Pacific Equity (Class A) - $10,001 to $50,000

GAM Gabelli Long/Short (Class A) - $10,001 to $50,000

GAM European Equity
(Class A) - $50,001 to $100,000

GAM International Equity (Class A) - $10,001 to $50,000

		Over $100,000

Interested Director:

Andrew Hanges	$0	Over $100, 000

Officers

         Below is the name, address, age, information regarding positions with the Company and the principal occupation for each officer of the Fund.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Joseph Cheung GAM USA Inc. 330 Madison Avenue New York, NY 10017 Age: 46	Treasurer	Since 2005

Assistant Treasurer, GAM USA+ and GAM Services Inc.++, 2005 to present; Treasurer, the funds comprising the GAM Avalon Funds+, 2005 to Present; Vice President, Deutsche Asset Management, 1996 to 2003; Chief Financial Officer of The Germany Fund, Inc., The Central Europe and Russia Fund, Inc. and The New Germany Fund, Inc., 1996 to 2003.

Kenneth A. Dursht GAM USA Inc. 330 Madison Avenue New York, NY 10017 Age: 43	Secretary and General Counsel	Since 2004

General Counsel and Corporate Secretary, GAM USA+ and GAM Services Inc. ++, 2004 to Present; Secretary and General Counsel, the funds comprising the GAM Avalon Funds+, 2004 to Present; Director GAM USA+ and GAM Funding Inc.+, 2005 to Present; Attorney, Skadden, Arps, Slate, Meagher & Flom LLP, 1998 to 2004.

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Jaime M. McPhee GAM USA Inc. 330 Madison Avenue New York, NY 10017 Age: 29	Chief Compliance Officer and Assistant Secretary	Since 2005

Assistant Secretary and Chief Compliance Officer, GAM USA+, GAM Funding Inc.+ and the funds comprising the GAM Avalon Funds+, September 2005 to present; Assistant Secretary, GAM Services Inc.++, September 2005 to Present; Assistant Vice President-Legal Counsel, HSBC Securities (USA) Inc., March 2005-June 2005; Assistant Vice President-Legal Counsel, Bank of Bermuda (New York) Limited, August 2004-February 2005; Attorney, Schulte Roth & Zabel LLP, 2001-2004.

Teresa B. Riggin GAM USA Inc. 330 Madison Avenue New York, NY 10017 Age: 45	Assistant Secretary	Since 1994

Senior Vice President–Administration, GAM USA+ and GAM Services Inc.++, 1994 to Present; Assistant Secretary, the funds comprising the GAM Avalon Funds+, 2000 to Present; Director, GAM USA+ and GAM Funding Inc.+, 2005 to Present.

Theodore Boudria Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109 Age: 37	Assistant Secretary	Since 2005	Vice President, Fund Administration, Brown Brothers Harriman & Co., Inc., 1995 to present.

[1]	Each officer is appointed by the Board of Directors and holds office for a term of one year and until his or her successor is duly chosen and qualified.

+	Affiliate of the Company.

++	Principal Underwriter of the Company.

          Board of Directors Committees. The Board of Directors has one standing committee – the Audit Committee. The purposes of the Audit Committee are to: (i) oversee the Funds’ accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Funds; (ii) oversee the Funds’ financial statements and the independent audit thereof; (iii) select, evaluate and, where deemed appropriate, replace the Funds’ auditors; (iv) evaluate the independence of the Funds’ independent auditors; and (v) to report toe the full Board of Directors on its activities and recommendations. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Funds’ shareholders. Each of the members of the Audit Committee have a working knowledge of basic finance and accounting matters and are not interested persons of the Company, as defined in the Act. The Audit Committee met three times during the past fiscal year and consists of the following Directors: George Landau; Roland Weiser; and Robert McGuire, the Chairman of the Committee.

          Compensation of Directors and Executive Officers. Each Independent Director of the Company receives annual compensation from the Company of $25,000 per year plus $1,000 for each meeting of the Board of Directors attended. Each Director is reimbursed by the Company for travel expenses incurred in connection with attendance at Board of Directors meetings. The officers and interested Directors of the Company do not receive any compensation from the Company.

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          The name, position(s) and information related to the compensation of each of the Directors in the most recent fiscal year are as follows:

Name and Position(s) Held with each Complex Fund	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of Company Expenses	Total Estimated Annual Benefits upon Retirement	Compensation from the Company and GAM Fund Complex Paid to Directors

Andrew Hanges Director & President	$0	N/A	N/A	$0

George W. Landau Director	$29,000 (Regular Board Meeting) $3,000 (Audit Committee Meeting)	N/A	N/A	$41,000 from 10 portfolios

Robert J. McGuire Director	$29,000 (Regular Board Meeting) $3,000 (Audit Committee Meeting)	N/A	N/A	$41,000 from 10 portfolios

Roland Weiser Director	$29,000 (Regular Board Meeting) $3,000 (Audit Committee Meeting)	N/A	N/A	$41,000 from 10 portfolios

          Principal Holders of Securities. As of March 31, 2006, all Directors and Officers of the Funds as a group owned beneficially or of record less than 1% of the outstanding securities of any Fund. To the knowledge of the Funds, as of March 31, 2006, no shareholders owned beneficially (b) or of record (r) more than 5% of a Fund’s outstanding shares, except as set forth below. Julius Baer, the ultimate beneficial owner of GIML, may be deemed to have shared voting or investment power over shares owned by clients or held by custodians or nominees for clients of Julius Baer or its affiliates, or by employee benefit plans for the benefit of employees of Julius Baer or its affiliates. Julius Baer disclaims beneficial ownership of such shares.

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GAM INTERNATIONAL EQUITY
NAME AND ADDRESS	Class A	Class B	Class C

SEI TRUST COMPANY C/O CHRISTIANA BANK EURAM BETA ATTN MUTUAL FUND ADMIN ONE FREEDOM VALLEY DR OAKS PA 19456	437,129.4390 10.63%

MERRILL LYNCH SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUST OF MLPF&S ATTN FUND ADMINISTRATION 5210 E WILLIAMS CIR STE 900 TUCSON AZ 85711-4478	441,459.5510 10.74%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	359,230.8650 8.74%

MERRILL LYNCH SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUST OF MLPF&S ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484		44,579.8840 13.03%

MERRILL LYNCH SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUST OF PLPF&S ATTN FUND ADMINISTRATOR 4800 DEER LAKE DRIVE EAST JACKSONVILLE, FL 32246-6484			50,393.7810 26.84%

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GAM ASIA-PACIFIC EQUITY
NAME AND ADDRESS	Class A	Class B	Class C

SEI TRUST COMPANY C/O CHRISTIANA BANK EURAM BETA ATTN MUTUAL FUND ADMIN ONE FREEDOM VALLEY DR OAKS PA 19456	518,962.9050 18.32%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	233,684.5670 8.25%

SEI PRIVATE TRUST CO ATTN: MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456	222,551.9290 7.86%

GAM EUROPEAN EQUITY
NAME AND ADDRESS	Class A	Class B	Class C

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	255,580.4910 9.77%

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GAM EUROPEAN EQUITY
NAME AND ADDRESS	Class A	Class B	Class C

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	255,580.4910 9.77%

BROWN BROTHERS HARRIMAN & CO 525 WASHINGTON BLVD JERSEY CITY NJ 07310- 1692	211,162.8030 8.07%

C/O HSBC BANK SEI PRIVATE TRUST COMPANY 1 FREEDOM VALLEY DRIVE OAKS PA 19456	211,416.4900 8.08%

SEI TRUST COMPANY C/O CHRISTIANA BANK EURAM ZETA ATTN MUTUAL FUND ADMIN ONE FREEDOM VALLEY DR OAKS PA 19456	464,470.6090 17.75%

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	GAMERICA			GAM GABELLI LONG/SHORT
NAME AND ADDRESS	Class A	Class B	Class C	Class A	Class B	Class C

SEI TRUST COMPANY C/O CHRISTIANA BANK EURAM BETA ATTN MUTUAL FUND ADMIN ONE FREEDOM VALLEY DR OAKS PA 19456	80,980.0000 5.29%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	190,806.7210 12.45%

SEI TRUST COMPANY C/O CHRISTIANA BANK EURAM ZETA ATTN MUTUAL FUND ADMIN ONE FREEDOM VALLEY DR OAKS PA 19456	301,895.6420 19.70%			551,114.4500 33.51%

MERRILL LYNCH SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUST OF MLPF&S ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E JACKSONVILLE FL 32246- 6484		35,580.9530 11.88%

MERRILL LYNCH SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUST OF MLPF&S ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E JACKSONVILLE FL 32246- 6484			18,597.9970 12.50%

INVESTMENT ADVISORY AND OTHER SERVICES

          Investment Advisers. Each Investment Adviser is registered under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). GIML is controlled by and under common control with other investment advisers (as described below), which have substantial experience managing foreign mutual funds. GIML

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also serves as the investment consultant to the following registered closed-end funds: GAM Avalon Galahad, LLC; GAM Avalon Lancelot, LLC; GAM Avalon Multi-Strategy (TEI), LLC; GAM Multi-Strategy Investments, LLC; and GAM Institutional Multi-Strategy, LLC. None of GAM Avalon Multi-Strategy (TEI), LLC, GAM Institutional Multi-Strategy, LLC or GAM Multi-Strategy Investments, LLC have commenced operations as of the date hereof. In addition, on November 9, 2005, the Board of Directors of GAM Avalon Galahad, LLC resolved to dissolve and liquidate the fund.

          The Directors and principal executive officers of GIML and their principal occupations are as follows:

Name and Position Held with GIML	Principal Occupation

John Bennett, Director	Investment Director, GIML
Michel S. Bunker, Director	Investment Director, GIML
Jeffrey Ginsberg, Director	Director, Marketing, GIML
Gordon D. Grender, Director	Investment Director, GIML
Andrew Hanges, Chairman and Director	Investment Director, GIML
Peter Kleeman, Director	Director, Consultant, GIML
Fiona Newlands	Head of UK Legal and Compliance, Chief Compliance Officer
David Smith, Director	Investment Director, GIML
Jeremy Smouha, Director	Investment Director, GIML
Andrew Wills, Director	GAM Group Head of Finance
Scott Sullivan, Director	Head of GAM Group Legal and Compliance

          GIML is a wholly owned subsidiary of GAM (U.K.) Limited, a holding company, which is wholly owned by GAM Holding AG (“GAM AG”). GAM AG is wholly owned by Julius Baer, which is headquartered in Switzerland. The Julius Baer Group is one of Switzerland’s leading banking institutions and manages substantial assets for private and institutional clients from all over the world. The services offered by the Julius Baer Group consist mainly of asset management and investment counseling, investment funds for private and institutional investors as well as securities brokerage and foreign exchange. Julius Baer also maintains direct and indirect subsidiaries in the United States, including Julius Baer Securities Inc., a registered broker-dealer, and Julius Baer Investment Management LLC, a registered investment adviser. Among Julius Baer’s direct and indirect affiliates and related persons are various foreign broker dealers, investment advisers and banking organizations.

          GAMCO, a corporation organized in 1999 under the laws of the State of New York, is located at One Corporate Center, Rye, New York 10580. GAMCO is a wholly-owned subsidiary of GAMCO Investors, Inc. (“GAMI”), a publicly held company listed on the New York Stock Exchange, and is not affiliated with GIML. Mr. Mario J. Gabelli may be deemed to be a controlling person of GAMCO on the basis of his controlling interest in GAMI. GAMCO has several affiliates that also provide advisory services.

          The Directors and principal executive officers of GAMCO and their principal occupations are as follows:

Name and Position Held with GAMCO	Principal Occupation

Mario J. Gabelli Chief Executive Officer and Chief Investment Officer	Senior Executive Officer of GAMCO and Senior Executive and Majority Shareholder of GAMCO Investors, Inc., ultimate parent company of GAMCO
Douglas R. Jamieson Executive Vice President, Chief Operating Officer, Managing Director and Director	Executive Officer and Director of GAMCO

22

Name and Position Held with GAMCO	Principal Occupation

Regina M. Pitaro Managing Director and Director	Executive Officer and Director of GAMCO
Joseph R. Rindler Chairman and Director	Executive Officer and Director of GAMCO
William S. Selby Managing Director and Director	Executive Officer and Director of GAMCO
Frederick W. Scholz Managing Director and Director	Executive Officer and Director of GAMCO
Michael R. Anastasio Chief Accounting Officer	Executive Officer of GAMCO
Peter D. Goldstein Chief Compliance Officer	Executive Officer of GAMCO

          Investment Advisory Contracts. On December 17, 1999, UBS AG acquired all the outstanding shares of Global Asset Management Ltd. On September 5, 2005, UBS AG and Julius Baer entered into a definitive sale and purchase agreement pursuant to which Julius Baer agreed to purchase from UBS AG (the “Transaction”) all issued and outstanding voting securities of GAM AG, whose principal executive offices are located at Klausstr 10, 8008 Zurich, Switzerland, together with three private banks, Ehinger & Armand von Ernst AG, Ferrier Lullin & Cie. SA and Banco di Lugano SA and certain other companies (collectively, the “Business”). The closing of the Transaction was completed on December 2, 2005. GAM USA Inc., a registered investment adviser (“GAM USA”), is a direct, wholly-owned subsidiary of GAM AG, and GIML is a direct, wholly-owned subsidiary of GAM (U.K.) Limited, which in turn is a wholly-owned subsidiary of GAM AG. Upon the closing of the Transaction, each of GIML and GAM USA became indirect, wholly-owned subsidiaries of Julius Baer.

          Prior to the closing of the Transaction, investment advisory services were provided by GIML to the Funds pursuant to the following investment advisory agreements (each, a “Prior Investment Advisory Contract”):

1.

Investment advisory services were provided to GAM International Equity, GAM Asia-Pacific Equity, GAM European Equity and GAMerica (collectively, the “GIML Funds”) by GIML pursuant to the Second Amended and Restated Investment Advisory Agreement by and between the Company and GIML dated as of December 14, 2004, and which was last approved by the shareholders of each such Fund on October 26, 1999; and

2.

Investment advisory services were provided to GAM Gabelli Long/Short by GIML as a co-investment adviser pursuant to an investment advisory agreement by and between the Company and GIML dated as of February 12, 2003, and which was last approved by the shareholders of GAM Gabelli Long/Short on February 25, 2003.

          The 1940 Act requires that an advisory agreement of an investment company provide for the automatic termination of the advisory agreement in the event of its “assignment” (as defined in the 1940 Act). A sale of a controlling block of an investment adviser’s voting securities generally is deemed to result in an assignment of the investment adviser’s advisory agreements. The closing of the Transaction constituted an indirect sale of a controlling block of voting securities of GIML and resulted in the automatic termination of the Prior Investment Advisory Contracts between GIML and the Funds. The Transaction did not affect the Investment Advisory Agreement between GAMCO and GAM Gabelli Long/Short (see below for more details about this agreement).

          To avoid disruption of the investment programs of the Funds upon termination of the Prior Investment Advisory Contracts and for the reasons discussed below, the Company’s Board of Directors, including a majority of the Board of Directors who are not “interested persons” of the Funds or GIML as defined in the 1940 Act (the “Independent Directors”), approved at an in-person meeting held on November 9, 2005 (i) the re-

23

appointment of GIML as investment adviser to the GIML Funds and as co-investment adviser to GAM Gabelli Long/Short, pursuant to separate interim investment advisory agreements between the Company and GIML, which became effective as of the closing of the Transaction as interim agreements as described in Rule 15a-4 under the 1940 Act (the “Interim Investment Advisory Agreements”) and (ii) each new investment advisory agreement between the Company and (A) GIML with respect to each of GAM International Equity, GAM Asia-Pacific Equity, GAM European Equity and GAMerica and (B) GIML as co-investment adviser relating to GAM Gabelli Long/Short (collectively, the “GIML Investment Advisory Agreements”), subject to the approval of the shareholders. Shareholders approved the GIML Investment Advisory Agreements at a meeting held on January 25, 2006.

          Each Interim Investment Advisory Agreement was identical in all material respects to the Prior Investment Advisory Contract that preceded such Interim Investment Advisory Agreement, except that each Interim Investment Advisory Agreement provided for (i) advisory fees to be paid into an interest-bearing escrow account, (ii) its automatic termination upon 150 days from its execution and (iii) its termination upon 10 calendar days’ written notice with the approval of a majority of the Board of Directors or by a vote of a majority of the outstanding shares of the Fund. Each Interim Investment Advisory Agreement provided for an aggregate fee to be paid to GIML that was calculated in the same manner as the compensation that was payable to GIML under the Prior Investment Advisory Contract that preceded such Interim Investment Advisory Agreement. Upon approval of each GIML Investment Advisory Agreement, the escrowed funds, including interest, were paid to GIML.

          Each GIML Investment Advisory Agreement is identical in all material respects to the Interim Investment Advisory Agreement that it replaced, except that it does not provide for (i) advisory fees to be paid into an interest-bearing escrow account, (ii) its automatic termination upon 150 days from the date of its execution and (iii) termination upon 10 calendar days’ written notice with the approval of a majority of the Board of Directors or by a vote of a majority of the outstanding shares of the applicable Fund. In particular, each GIML Investment Advisory Agreement provides for an aggregate fee to be paid to GIML that is calculated in the same manner as the compensation that is payable to GIML by such Fund under the Interim Investment Advisory Agreement that it replaced. Each GIML Investment Advisory Agreement will continue in effect for consecutive terms of one year ending on each anniversary date of such approval, subject to approval annually by the Board of Directors of the Company or by vote of a majority of the outstanding shares of the applicable Fund and also, in either event, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Independent Directors. Each GIML Investment Advisory Agreement will terminate automatically in the event of its assignment, and may be terminated by either party thereto without the payment of any penalty upon 60 days’ prior notice in writing to the other party; provided that, in the case of termination by the Company, such action will have been authorized by resolution of a majority of the Directors of the Company in office at the time or by vote of a majority of the outstanding shares of the applicable Fund.

          GAMCO was appointed as co-investment adviser to GAM Gabelli Long/Short pursuant to an investment advisory agreement by and between the Company and GAMCO dated as of February 12, 2003 (the “GAMCO Investment Advisory Agreement”). Shareholders of GAM Gabelli Long/Short last approved that agreement on February 25, 2003. The GAMCO Investment Advisory Agreement will continue in effect for consecutive terms of one year ending on each anniversary date of such approval, subject to approval annually by the Board of Directors of the Company or by vote of a majority of the outstanding shares of GAM Gabelli Long/Short and also, in either event, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Independent Directors. The GAMCO Investment Advisory Agreement will terminate automatically in the event of its assignment, and may be terminated by either party thereto without the payment of any penalty upon 60 days’ prior notice in writing to the other party; provided that, in the case of termination by the Company, such action will have been authorized by resolution of a majority of the Directors of the Company in office at the time or by vote of a majority of the outstanding shares of the Fund.

          The GIML Investment Advisory Agreements require GIML to conduct and maintain a continuous review of the portfolio of each Fund and to make all investment decisions regarding purchases and sales of portfolio securities and brokerage allocation for each Fund, other than GAM Gabelli Long/Short. GIML will render its services from outside the United States. Pursuant to its Investment Advisory Agreement for GAM Gabelli Long/Short, GAMCO is required to conduct and maintain a continuous review of the portfolio of the Fund in cooperation with GIML, as the Co-Investment Adviser, and to make all investment decisions regarding purchases and sales of portfolio securities and brokerage allocation, all subject to any written instruction from the Co-

24

Investment Adviser. GIML, under its Investment Advisory Agreement for GAM Gabelli Long/Short, is required to conduct and maintain a continuous review of the portfolio of the Fund, in cooperation with GAMCO, as the Co-Investment Adviser, and to provide the Co-Investment Adviser, from time to time, with written recommendations or instructions, if any, as to specific purchases and sales of portfolio securities and brokerage allocation.

          Each Investment Advisory Agreement provides that the Investment Advisers will select brokers and dealers for execution of each Fund’s portfolio transactions consistent with the Company’s brokerage policy (see “Brokerage Allocation”). Although the services provided by broker-dealers in accordance with the brokerage policy incidentally may help reduce the expenses of or otherwise benefit the other investment advisory clients of the Investment Advisers or their affiliates, as well as the Funds, the value of such services is indeterminable and the Investment Advisers’ fees are not reduced by any offset arrangement by reason thereof. Each of the Investment Advisory Agreements provides that the Investment Advisers shall have no liability to the Company or to any shareholder of a Fund for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by an Investment Adviser of its duties under such Investment Advisory Agreements or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of a Fund’s assets maintained with custodians or securities depositories in foreign countries or from any political acts of any foreign governments to which such assets might be exposed, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Investment Adviser’s part or reckless disregard of its duties under the Investment Advisory Agreement. In addition, GAM Gabelli Long/Short indemnifies GAMCO for any loss or damage incurred by GAMCO arising out of any action seeking to enforce a liability for which GAMCO is not liable pursuant to the terms of its Investment Advisory Agreement.

          Each Investment Advisory Agreement will terminate automatically in the event of its assignment, as such term is defined under the Act, and may be terminated by each Fund at any time without payment of any penalty on 60 days’ written notice, with the approval of a majority of the Directors of the Company or by vote of a majority of the outstanding shares of a Fund (as defined in the Act).

          The Company acknowledges that it has obtained its corporate name by consent of GIML and agrees that if: (i) GIML should cease to be the Company’s investment advisor or (ii) GAM Limited should cease to own a majority equity interest in GIML, the Company, upon request of GIML, shall submit to its shareholders for their vote a proposal to delete the initials “GAM” from its name and cease to use the name “GAM Funds, Inc.” or any other name using or derived from “GAM” or “Global Asset Management”, any component thereof or any name deceptively similar thereto, and indicate on all letterheads and other promotional material that GIML is no longer the Company’s investment advisor. If GIML makes such request because Global Asset Management Ltd. no longer owns a majority equity interest in GIML, the question of continuing the GIML Investment Advisory Agreement must be submitted to a vote of the Company’s shareholders. The Company has agreed that GIML or any of its successors or assigns may use or permit the use of the names “Global Asset Management” and “GAM” or any component or combination thereof in connection with any entity or business, whether or not the same directly or indirectly competes or conflicts with the Company and its business in any manner.

          GAMCO acknowledges that it has no right, title or interest in or to the names “Global Asset Management,” “GAM,” “GAM Funds, Inc.” or “GAM Gabelli Long/Short,” and that it cannot use any such name, or any derivation thereof, without the prior written permission of the Company. GAMCO also acknowledges that it will not undertake any marketing efforts on behalf of or with respect to the Company or GAM Gabelli Long/Short without the prior written permission of the Company. GIML, as Co-Investment Adviser for GAM Gabelli Long/Short, has, while GAMCO’s Investment Advisory Contract is in effect, the limited right to use the names “GAMCO,” “Gabelli Asset Management Company” and “Gabelli” in connection with GAM Gabelli Long/Short, but otherwise the Co-Investment Adviser has no right, title or interest in or to the names “GAMCO,” “Gabelli Asset Management Company” or “Gabelli,” and will not use any such name, or any derivation thereof, without the prior written permission of GAMCO (except to the extent previously granted by written agreement).

Advisory Fees. The advisory fee payable by each of the Fund’s listed below is as follows:

•	For GAM International Equity, GAM European Equity and GAM Asia-Pacific Equity:

	¡	1.00% per annum on average daily net assets up to and including $500 million;

25

	¡	0.90% per annum on average daily net assets greater than $500 million and up to and including $1 billion; and

	¡	0.85% per annum on average daily net assets greater than $1 billion.

•	For GAMerica:

	¡	1.00% per annum on average daily net assets up to and including $250 million;

	¡	0.90% per annum on average daily net assets greater than $250 million and up to and including $1 billion; and

	¡	0.85% per annum on average daily net assets greater than $1 billion.

          GIML has voluntarily agreed to waive a portion of its advisory fee (0.10% per annum) during the fiscal year 2006 with respect to GAM European Equity, GAM International Equity, GAM Asia-Pacific Equity and GAMerica.

          Prior to January 1, 2005, for its service to the Funds, other than GAM Gabelli Long/Short, GIML received a quarterly fee of 0.25% of the average daily net assets of each of the Funds during the quarter preceding each payment. The level of advisory fees paid by each Fund is higher than the rate of advisory fee paid by most registered investment companies.

          For their services to GAM Gabelli Long/Short, GAMCO and GIML (the “Co-Investment Advisers”) receive a fee comprised of two components, of which GAMCO receives two-thirds and GIML receives one-third. The first component is a base fee equal to 1.50%, annualized, of the Fund’s average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee depending on how the Fund has performed relative to the S&P 500 Composite Stock Price Index (the “S&P”), the Fund’s benchmark, during a specific performance period. A performance period in respect of any month consists of the current month, plus the previous 11 months. The base fee will be increased (or decreased) by a performance adjustment of 0.125% for each whole percentage point that the Fund’s investment performance is 3.00% better (or worse) than the performance of the S&P during the performance period. The maximum performance adjustment upward or downward is 0.50% annualized. Depending on the performance of the Fund, during any twelve-month period, GIML and GAMCO together may receive as much as 2.00% or as little as 1.00% in advisory fees. In the event the total advisory fee for any monthly period is less than 1.20% annualized, GAMCO will receive 60%, and GIML will receive 40%, of such fee. The table below describes the advisory fee, with the applicable performance adjustment that GIML and GAMCO together would receive, based on the performance of the Fund as compared to its benchmark index, the S&P:

If the Performance of GAM Gabelli Long/Short:	Base Fee +/- Performance Adjustment	The Co-Investment Advisers together receive a fee of (as a % of average daily net assets on an annual basis):

Underperforms the S&P by 6.00% or more	1.50% - 0.50%	1.00%
Underperforms the S&P by 5.00% to 5.99%	1.50% - 0.375%	1.125%
Underperforms the S&P by 4.00% to 4.99%	1.50% - 0.25%	1.25%
Underperforms the S&P by 3.00% to 3.99%	1.50% - 0.125%	1.375%
Underperforms the S&P by 0.01% to 2.99%	1.50% - 0.00%	1.50%
Equals the S&P	1.50%	1.50%
Outperforms the S&P by 0.01% to 2.99%	1.50% + 0.00%	1.50%
Outperforms the S&P by 3.00% to 3.99%	1.50% + 0.125%	1.625%
Outperforms the S&P by 4.00% to 4.99%	1.50% + 0.25%	1.75%
Outperforms the S&P by 5.00% to 5.99%	1.50% + 0.375%	1.875%
Outperforms the S&P by 6.00% or more	1.50% + 0.50%	2.00%

26

          The investment performance of GAM Gabelli Long/Short during any performance period shall be the cumulative monthly asset-weighted investment performance of all classes of shares of the Fund. The asset-weighted investment performance for the Fund for a given month will be calculated by multiplying the investment performance of each class for the month by its average net assets (determined as of the close of business on each business day of the month), adding the results together and dividing the sum by the aggregate net assets of all classes of the Fund for that month. Any class that does not complete a full month of operations in a given month will be excluded from the calculation of the Fund’s investment performance for that month. In computing the investment performance of the Fund and the investment record of the S&P, the value of distributions on realized capital gains, the value of capital gains taxed per share paid or payable on undistributed realized long-term capital gains accumulated to the end of such period and dividends paid out of investment income on the part of the Fund, and all cash distributions of the securities included in the S&P, will be treated as reinvested.

          The actual advisory fee paid by each Fund during the fiscal years ended December 31, 2005, 2004 and 2003 are set forth below:

	International Equity	Asia- Pacific Equity	European Equity	GAMerica	Gabelli Long/Short

2005	$1,151,955	$287,943	$333,216	$573,625	$582,543
2004	$1,169,669	$189,327	$281,426	$924,745	$593,445
2003	$1,215,992	$96,048	$201,977	$1,011,345	$587,157

          The expense ratio of each Fund may be higher than that of most registered investment companies given the overall size of the Fund complex and the cost of maintaining the custody of foreign securities is higher than that for most domestic funds and the rate of advisory fees paid by the Funds exceeds that of most registered investment companies. In addition, each Fund bears its own operating expenses.

          Effective November 19, 2003, GIML, contractually agreed to reimburse expenses of each class of GAM Asia-Pacific Equity for the remainder of fiscal year 2003. For the fiscal year ending December 31, 2004, the Investment Adviser agreed to waive fees or reimburse expenses of GAM Asia-Pacific Equity when necessary so that total fund expenses, including management fee, custody and administrative fees, as well as other operating expenses (excluding 12b-1 fees), will not exceed 2.20% of average net assets on an annualized basis. GIML, however, may recapture such expenses through December 31, 2005 if the actual expense ratio falls below 2.20%. Therefore, if the assets increase to a certain level, GIML will recapture such expenses through December 31, 2005. At no time will GIML recapture expenses if immediately after such recapture the annualized expense ratio of the Fund was greater than 2.30% annualized. The Fund’s performance may be lower or higher depending upon whether, on an annualized basis, the Fund benefits from the expense cap or is required to reimburse the Investment Adviser.

          Portfolio Managers. Appendix A contains the following information regarding the portfolio managers identified in the Funds’ prospectus: (i) the dollar range of the manager’s investments in each Fund; (ii) a description of the manager’s compensation structure; and (iii) information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

          Principal Underwriter and Plans of Distribution. The Company has entered into distribution agreements (the “Distribution Agreements”) with GAM Services under which GAM Services has agreed to act as principal underwriter and to use reasonable efforts to distribute each Fund’s Class A, Class B and Class C Shares. GAM Services is an indirect wholly owned subsidiary of GAM AG, which also indirectly controls GIML. GAM AG is wholly owned by Julius Baer.

          Pursuant to the Distribution Agreements, GAM Services receives the sales load on sales of Class A, Class B and Class C Shares of the Funds and reallows a portion of the sales load to dealers/brokers. GAM Services also receives the distribution fees payable pursuant to the Funds’ Plans of Distribution for Class A, Class B and Class C Shares described below (the “Plans”). The Distribution Agreements may be terminated at any time

27

upon 60 days’ written notice, without payment of a penalty, by GAM Services, by vote of a majority of the outstanding class of voting securities of the affected Fund, or by vote of a majority of the Directors of the Fund who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Agreements. The Distribution Agreements will terminate automatically in the event of their assignment. As a result of the Transaction, the Board of Directors of the Company approved new Distribution Agreements substantially identical to the prior agreements.

          In addition to the amount paid to dealers pursuant to the sales charge tables in the Prospectus, GAM Services from time to time may offer assistance to dealers and their registered representatives in the form of business and educational or training seminars. Dealers may not use sales of any of the Funds’ shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer’s internal procedures or by the laws of any state or any self-regulatory agency, such as the NASD Regulation, Inc. Costs associated with incentive or training programs are borne by GAM Services and paid from its own resources or from fees collected under the Plans. GAM Services from time to time may reallow all or a portion of the sales charge on Class A and Class C Shares to individual selling dealers. The aggregate dollar amount of underwriting commissions and the amount retained by the Distributor for each of the last three fiscal years is as follows. Prior to January 30, 2002, Class C Shares were offered without a front-end sales charge.

	2005 (000s omitted)
	CLASS A		CLASS C
	Aggregate	After Reallowance	Aggregate	After Reallowance

GAM International Equity	7	1	2	0
GAM Asia-Pacific Equity	76	3	0	0
GAM European Equity	5	0	0	0
GAMerica	3	0	1	0
GAM Gabelli Long/Short	10	1	12	0

          For the fiscal year ended December 31, 2005, GAM Services retained front-end sales loads of $15,459 from the sale of Fund shares.

	2004 (000s omitted)
	CLASS A		CLASS C
	Aggregate	After Reallowance	Aggregate	After Reallowance

GAM International Equity	8	2	1	0
GAM Asia-Pacific Equity	33	4	1	0
GAM European Equity	21	3	2	0

GAMerica	27	2	2	0
GAM Gabelli Long/Short	24	4	36	0

          For the fiscal year ended December 31, 2004, GAM Services retained front-end sales loads of $14,846 from the sale of Fund shares.

28

	2003 (000s omitted)
	CLASS A		CLASS C
	Aggregate	After Reallowance	Aggregate	After Reallowance

GAM International Equity	12	4	2	0
GAM Asia-Pacific Equity	18	2	0	0
GAM European Equity	6	1	0	0
GAMerica	74	8	9	0
GAM Gabelli Long/Short	60	16	17	0

          For the fiscal year ended December 31, 2003, GAM Services retained front-end sales loads of $37,554 from the sale of Fund shares.

          The aggregate dollar amount of contingent deferred sales charges paid to and retained by the Distributor for the fiscal year ended December 31, 2005 is as follows:

	2005
	CLASS A	CLASS C

GAM International Equity	0	144
GAM Asia-Pacific Equity	0	0
GAM European Equity	0	0
GAMerica	0	441
GAM Gabelli Long/Short	0	1,685

          For the fiscal year ended December 31, 2005, GAM Services received contingent deferred sales loads of $2,392 from the redemption of the Funds’ Shares.

          The aggregate dollar amount of contingent deferred sales charges paid to and retained by the Distributor for the fiscal year ended December 31, 2004 is as follows:

	2004
	CLASS A	CLASS C

GAM International Equity	1,704	208
GAM Asia-Pacific Equity	180	35
GAM European Equity	171	34
GAMerica	3,183	297
GAM Gabelli Long/Short	295	166

          For the fiscal year ended December 31, 2004, GAM Services received contingent deferred sales loads of $7,921 from the redemption of the Funds’ Shares.

          The aggregate dollar amount of contingent deferred sales charges paid to and retained by the Distributor for the fiscal year ended December 31, 2003 is as follows:

	2003
	CLASS A	CLASS C

GAM International Equity	86	1,493
GAM Asia-Pacific Equity	0	10
GAM European Equity	0	41
GAMerica	1,929	1,371

29

	2003
	CLASS A	CLASS C

GAM Gabelli Long/Short	0	22,603

          For the fiscal year ended December 31, 2003, GAM Services received contingent deferred sales loads of $35,571 from the redemption of the Funds’ Shares.

          Each Fund has adopted separate distribution plans under Rule 12b-1 of the Act for each class of its shares. The Plans permit each Fund to compensate GAM Services in connection with activities intended to promote the sale of each class of shares of each Fund. Pursuant to the Plan for Class A Shares, each Fund may pay GAM Services up to 0.30% of average daily net assets of the Fund’s Class A Shares. Under the Plan for Class B Shares, each Fund may pay GAM Services up to 1.00% of daily net assets of the Fund’s Class B Shares. The Class C Shares under the Plan for Class C Shares may pay GAM Services up to 1.00% of daily net assets of the Fund’s Class C Shares. Expenditures by GAM Services under the Plans may consist of: (i) commissions to sales personnel for selling Fund shares; including travel & entertainment expenses; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with GAM Services in the form of a Dealer Agreement for the Company for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds’ Prospectus and Statement of Additional Information for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Funds.

          A portion of the fees paid to GAM Services pursuant to the Plans, not exceeding 0.25% annually of the average daily net assets of each Fund’s shares, may be paid as compensation for providing services to each Fund’s shareholders, including assistance in connection with inquiries related to shareholder accounts (the “Service Fees”). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of GAM Services, such as services to each Fund’s shareholders; services providing each Fund with more efficient methods of offering shares to coherent groups of clients; members or prospects of a participant; services permitting more efficient methods of purchasing and selling shares; or transmission of orders for the purchase or sale of shares by computerized tape or other electronic equipment; or other processing.

          The Board of Directors has concluded that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Directors will review a report on expenditures under the Plans and the purposes for which expenditures were made. The Directors will conduct an additional, more extensive review annually in determining whether the Plans should be continued. Continuation of the Plans from year to year is contingent on annual approval by a majority of the Directors acting separately on behalf of each Fund and class and by a majority of the Directors who are not “interested persons” (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the “Plan Directors”). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected class of shares of each Fund and that other material amendments to the Plans must be approved by a majority of the Plan Directors acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each Plan is in effect, the selection and nomination of Directors who are not “interested persons” shall be committed to the discretion of the Directors who are not “interested persons.” A Plan may be terminated at any time by vote of a majority of the Fund Directors or a majority of the outstanding shares of the Class of shares of the affected Fund to which the Plan relates.

          Total dollar amounts paid by each of the Funds pursuant to the Plans for the fiscal year ended December 31, 2005 are as follows:

	CLASS A	CLASS B	CLASS C

GAM International Equity	$304,904	$89,624	$45,983

30

	CLASS A	CLASS B	CLASS C

GAM Asia-Pacific Equity	$84,136	$5,268	$2,222
GAM European Equity	$98,124	$4,919	$1,217
GAMerica	$133,295	$84,335	$44,973
GAM Gabelli Long/Short	$74,171	$48,337	$116,238

          Amounts spent on behalf of each of the Funds, including amounts paid by GAM Services, on various items pursuant to the Plans during the fiscal year ended December 31, 2005 are as follows:

Fund	Advertising	Printing & Mailing of Prospectuses to Other Than Current Shareholders	Compensation to Underwriters	Compensation to Broker-Dealers	Compensation to Sales Personnel	Interest, Carrying or Other Financing Charges	Other*

CLASS A
GAM International Equity	9,796	27,675	90,237	163,357	165,453	0	12,609
GAM Asia-Pacific Equity	19,566	55,276	36,539	37,456	330,463	0	25,184
GAM European Equity	10,820	30,569	52,854	31,657	182,755	0	13,928
GAMerica	4,809	13,585	54,953	58,613	81,215	0	6,189
GAM Gabelli Long/Short	4,749	13,418	32,388	33,422	80,217	0	6,113

*	The category designated as “Other” includes fees paid in connection with dealer services and wholesaler activities.

Fund	Advertising	Printing & Mailing of Prospectuses to Other Than Current Shareholders	Compensation to Underwriters	Compensation to Broker-Dealers	Compensation to Sales Personnel	Interest, Carrying or Other Financing Charges	Other*

CLASS B
GAM International Equity	0	0	4,439	17,914	0	0	0
GAM Asia-Pacific Equity	0	0	484	806	0	0	0
GAM European Equity	0	0	251	957	0	0	0
GAMerica	0	0	6,240	14,304	0	0	0
GAM Gabelli Long/Short	0	0	10,108	1,949	0	0	0

31

*	The category designated as “Other” includes fees paid in connection with dealer services and wholesaler activities.

Fund	Advertising	Printing & Mailing of Prospectuses to Other Than Current Shareholders	Compensation to Underwriters	Compensation to Broker- Dealers	Compensation to Sales Personnel	Interest, Carrying or Other Financing Charges	Other*

CLASS C
GAM International Equity	300	849	13,081	32,152	5,074	0	387
GAM Asia-Pacific Equity	0	0	862	879	0	0	0
GAM European Equity	0	0	182	407	0	0	0
GAMerica	25	70	17,532	25,583	416	0	32
GAM Gabelli Long/Short	2,223	6,280	87,601	10,232	37,544	0	2,861

*	The category designated as “Other” includes fees paid in connection with dealer services and wholesaler activities.

Additional Payments to Financial Services Firms.

          Your financial services firm may receive various forms of compensation from you, the Funds or GAM Services or its affiliate in connection with the sale of shares of a Fund to you or your remaining as an investor in a Fund. The compensation that the financial services firm receives will vary by class of shares and among financial services firms. The types of payments may include the following:

•

Front-end sales load (if applicable, which are payable from your investment in the Funds, and all or a portion of which is payable by GAM Services to financial services firms as commissions) (described above under “Principal Underwriter and Plans of Distribution”);

•	Commissions to brokers in connection with any class of shares subject to a contingent deferred sales load;

•

Payments under Rule 12b-1 Plans, which are asset-based charges paid from the assets of a Fund and allocated to the class of shares to which the plan or fee relates (described above under “Principal Underwriter and Plans of Distribution”);

•

Shareholder servicing payments for providing omnibus accounting, networking, sub-transfer agency or other shareholder services, which are paid from the assets of a fund as reimbursement to financial services firms for expenses incurred on behalf of the Fund (described below); and

•	Payments by GAM Services out of its own assets (described below). GAM Services may make these payments in addition to payments described above.

          GAM Services may make payments, out of its own assets, to financial services firms that sell or hold the Fund shares through the financial services firm’s distribution network. Certain of these payments are sometimes referred to as “shelf space” payments because the payments compensate the financial services firm for including the Funds in its fund sales system (e.g., fund supermarkets or platforms). The payments GAM Services makes may be calculated on either sales of shares of the Funds or on the average daily net assets of the applicable Fund attributable to that particular financial services firm. The amount of these payments is determined from time to time by GAM Services, maybe substantial, and may differ for different financial services firms.

32

          GAM Services, out of its own assets, may also share certain marketing expenses with, or make payments to, financial services firms that sell or provide services in connection with the sale of the Fund shares. Such payments made by GAM Services may include payment or reimbursement to, or on behalf of, financial services firms for costs associated with the purchase of products or services used in connection with sales and marketing such as informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such financial services firms to raise awareness of the Funds. GAM Services compensates financial services firms differently depending upon, among other factors, the level and/or type of marketing support provided by the financial services firm.

          Furthermore, financial services firms may receive payments for providing networking services (e.g., handling shareholder tax reporting, confirms, statements and other servicing/accounting direct with the shareholder) to shareholder accounts administered through the National Securities Clearing Corporation (“NSCC”). These payments are paid from the assets of the Fund as reimbursement to the financial services firm for expenses incurred on behalf of such Fund’s shareholder accounts. These payments may be calculated on either (i) the aggregate average daily net assets of the applicable shareholder accounts being administered through the NSCC to which such networking services are being provided by the financial services firm or (ii) a per account charge. In general, a financial services firm would not receive payments for providing both administrative services and networking services for the same account.

          These payments may provide an additional incentive to financial services firms to actively promote the Funds or cooperate with GAM Services’ promotional efforts. Depending on the arrangements in place at any particular time, a financial services firm may have a financial incentive to recommend a particular fund or a share class. Your financial services firm may charge you additional fees or commissions other than those disclosed in this SAI. You can ask your financial services firm for information about any payments it receives from GAM Services and any services it provides, as well as about fees and/or commissions it charges. Financial services firms that sell the Funds’ shares may also act as broker or dealer in connection with the Funds’ purchase or sale of portfolio securities. However, the Funds and GAM Services do not consider a financial services firm’s sale of shares of the Funds as a factor when choosing brokers or dealers to effect portfolio transactions for the Funds.

          Custodian and Administrator. The Custodian, Administrator and Fund Accounting Agent for the Company is Brown Brothers Harriman & Co., a New York Limited Partnership established in 1818 (“BBH&Co.”). BBH&Co. has offices worldwide and provides services to the Company from its offices located at 40 Water Street, Boston, MA 02109. As Custodian, Administrator and Fund Accounting Agent, BBH&Co. is responsible for the custody of the Company’s portfolio securities and cash, maintaining the financial and accounting books and records of the Company, computing the Company’s net asset value per share and providing the administration services required for the daily business operations of the Company. For its services to the Company, BBH&Co. is paid a fee based on the net asset value of each Fund and is reimbursed by the Company for its disbursements, certain expenses and charges based on an out-of-pocket schedule agreed upon by BBH&Co. and the Company from time to time.

          For the fiscal years ended December 31, 2005, 2004 and 2003, BBH&Co. was paid the following fees for its services as Administrator and Fund Accounting Agent:

	2005	2004	2003

GAM International Equity	$106,348	$140,529	$144,701
GAM Asia-Pacific Equity	$34,771	$48,731	$37,374
GAM European Equity	$36,762	$48,825	$43,892
GAMerica	$66,034	$112,353	$118,008
GAM Gabelli Long/Short	$60,759	$69,401	$72,961

          Transfer Agent. Boston Financial Data Services, P.O. Box 8264, Boston, MA 02266-8264, serves as shareholder service agent, dividend-disbursing agent and transfer agent for the Funds.

          Legal Counsel. Proskauer Rose LLP, 1585 Broadway, New York, New York 10036-8299 acts as legal counsel for the Funds, as well as for GIML.

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          Independent Registered Public Accounting Firm. Ernst & Young LLP, 5 Times Square, New York, New York, 10036, are the independent accountants for the Company for the fiscal year ending December 31, 2006. In addition to reporting annually on the financial statements of each Fund, the Company’s accountants will review certain filings of the Company with the SEC and will review the Company’s Federal and state corporation tax returns.

          Reports to Shareholders. The fiscal year of the Company ends on December 31. Shareholders of each Fund will be provided at least semi-annually with reports showing the portfolio of the Fund and other information, including an annual report with financial statements audited by independent accountants.

          Code of Ethics. Pursuant to Rule 17j-1 of the Act and Rule 204A-1 of the Advisers Act, each Investment Adviser has adopted a Code of Ethics that applies to the personal trading activities of their employees. The Code of Ethics for each Investment Adviser establishes standards for personal securities transactions by employees covered under the Codes of Ethics. Under the Codes of Ethics, employees have a duty at all times to place the interests of shareholders above their own, and never to take inappropriate advantage of their position. As such, employees are prohibited from engaging in, or recommending, any securities transaction that involves any actual or potential conflict of interest, or any abuse of an employee’s position of trust and responsibility.

          The Code of Ethics adopted by GAM USA, a registered investment adviser and affiliate of GIML, applies to it and certain affiliates, and has been adopted by the Company and the Company’s principal underwriter. All employees of GIML and GAM USA are prohibited from recommending securities transactions by any Fund without disclosing his or her interest, and are prohibited from disclosing current or anticipated portfolio transactions with respect to any Fund to anyone unless it is properly within his or her duties to do so. Employees who are also deemed investment personnel under each Code of Ethics, defined as any person who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Investment Adviser, or whose functions relate to the making of any recommendations with respect to such purchases or sales, are also prohibited from: participating in initial public offerings or private placements that present conflicts of interest with the Funds; and engaging in any securities transaction for their own benefit or the benefit of others, including the Funds, while in possession of material, non-public information concerning such securities. All portfolio managers and investment related staff of GIML and GAM USA are required to notify their local compliance officer in advance of any personal dealings in securities (except for certain securities, including un-affiliated mutual funds, U.S. government securities and money market instruments) that they intend to carry out and are not permitted to deal personally in securities within seven working days (either in advance or retrospectively) of carrying out any transaction in the same security on behalf of the Fund(s) they manage.

          The Code of Ethics adopted by GAMCO is designed to ensure that access persons act in the interest of the investment companies for which GAMCO serves as investment advisor, such as GAM Gabelli Long/Short, with respect to any personal trading of securities. Under GAMCO’s Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for certain securities, including mutual funds, U.S. government securities and money market instruments) that are being purchased, sold or considered for purchase or sale by GAM Gabelli Long/Short unless their proposed purchases are approved in advance.

          The Investment Advisers have established under the Code of Ethics compliance procedures to review the personal securities transactions of their associated persons in an effort to ensure compliance with the Code of Ethics in accord with Rule 17j-1 of the Act and Rule 204A-1 of the Advisers Act.

          Copies of the Code of Ethics are on file with and publicly available from the SEC.

          Proxy Voting Policies. The Board of Directors of the Company has delegated the authority to vote proxies for the portfolio securities held by the Funds to each Fund’s respective Investment Adviser(s) in accordance with the proxy voting policies adopted by the Investment Advisers. Following is a summary of the Investment Advisers’ proxy voting policies.

          The proxy voting policy of GIML is based on the premise that the GIML exercises a voice on behalf of its Funds’ shareholders through the proxy voting process. GIML takes this fiduciary responsibility very seriously. Accordingly, proxy votes are cast utilizing a pre-established set of policy guidelines based on the

34

recommendations of Institutional Shareholder Services (“ISS”), an independent third party. ISS makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that the Funds vote in the best interests of the shareholders, and helps insulate voting decisions from any potential conflicts of interest.

          GIML’s fund managers will generally act in accordance with the policy guidelines. However, they may override the policy if they feel that shareholder interests would be better served by doing so. In such cases, the GIML has established procedures to ensure that no conflict of interest exists before a vote outside of policy is permitted. Should any material conflict of interest be identified, however, the fund manager would be prohibited from overriding the policy. The possibility exists, therefore, that certain issues may be voted differently depending on which Fund the security is held in.

          GIML’s fund managers will generally vote proxies of non-U.S. issuers in accordance with the foregoing guidelines; however, such guidelines may not be appropriate under some circumstances for non-U.S. issuers. In international markets where share blocking applies, GIML typically will not, but reserve the right to, vote proxies. Proxy voting in certain countries requires “share blocking.” With share blocking, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. Blocking typically takes place between one and 20 days before an upcoming shareholder meeting, depending on the market. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. GIML’s fund managers may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required, GIML’s fund managers may abstain from voting those shares. In such a situation, GIML’s fund managers would have determined that the cost of voting exceeds the expected benefit to the client.

          Proxy voting decisions for GAM Gabelli Long/Short are made by GAMCO in accordance with its proxy voting policies. Normally, GAMCO exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the “Proxy Guidelines”) set forth in its proxy voting policies. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select auditors, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or by-law amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders’ rights to call special meetings, to consider nonfinancial effects of a merger, to limit shareholders’ right to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, assets sales or liquidations.

          A Proxy Committee comprised of senior representatives of GAMCO and its affiliated investment advisers has the responsibility for the content, interpretation and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (i) consistent with the recommendations of the issuer’s board of directors and not contrary to the Proxy Guidelines; (ii) consistent with the recommendations of the issuer’s board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (iii) the vote is contrary to the recommendations of the issuer’s board of directors but is consistent with the Proxy Guidelines.

          All matters identified by the Chairman of the Committee, the Director of Proxy Voting Services or GAMCO’s Legal Department as (i) controversial; (ii) benefiting from deliberation of the Proxy Voting Committee; or (iii) given rise to a conflict of interest between GAMCO and GAM Gabelli Long/Short, will be presented to the Proxy Voting Committee.

          You may obtain information about each Fund’s proxy voting decisions, without charge, by accessing the Company’s website at www.gam.com or the EDGAR database on the SEC’s website at www.sec.gov.

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BROKERAGE ALLOCATION

          The Investment Advisory Agreements provide that the Investment Advisers shall be responsible for the selection of brokers and dealers for the execution of the portfolio transactions of each Fund and, when applicable, the negotiation of commissions in connection therewith.

          Purchase and sale orders will usually be placed with brokers who are selected based on their ability to achieve “best execution” of such orders. “Best execution” means prompt and reliable execution at the most favorable security price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are weighed by the Investment Advisers in determining the overall reasonableness of brokerage commissions.

          Each Investment Adviser is authorized to allocate brokerage and principal business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), for the Company and/or other accounts for which the Investment Adviser exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions for which fixed minimum commission rates are not applicable, to cause a Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Investment Adviser’s overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. In reaching such determination, the Investment Advisers will not be required to place or to attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services.

          Research services provided by brokers to the Investment Advisers includes that which brokerage houses customarily provide to institutional investors and statistical and economic data and research reports on particular companies and industries. Research furnished by brokers may be used by each Investment Adviser for any of its accounts, and not all such research may be used by the Investment Advisers for the Funds.

          The amount of brokerage commissions paid by each Fund during the three fiscal years ended December 31, 2005, 2004 and 2003 are set forth below:

	GAM International Equity	GAM Asia- Pacific Equity	GAM European Equity	GAMerica	GAM Gabelli Long/Short

2005	$470,369	$75,206	$92,585	$211,587	$51,263
2004	$111,798	$13,616	$93,953	$29,327	$125,289
2003	$509,250	$17,019	$86,264	$13,154	$506,879

          Affiliated Transactions. GIML is an indirect wholly owned subsidiary of GAM AG, which is wholly owned by Julius Baer. The Julius Baer group is one of Switzerland’s leading banking institutions and manages substantial assets for private and institutional clients from all over the world. The services offered by the Julius Baer Group consist mainly of asset management and investment counseling, investment funds for private and

36

institutional investors as well as securities brokerage and foreign exchange. Julius Baer also maintains direct and indirect subsidiaries in the United States, including Julius Baer Securities Inc., a registered broker-dealer, and Julius Baer Investment Management LLC, a registered investment adviser. Among Julius Baer’s direct and indirect affiliates and related persons are various foreign broker dealers, investment advisers and banking organizations. GAMCO is also affiliated with a broker-dealer, Gabelli & Company.

          Accordingly, when buying or selling securities, the Funds may pay commissions to brokers that are affiliated with the Investment Advisers in accordance with procedures adopted by the Board of Directors. The Funds may purchase securities in certain underwritten offerings for which an affiliate of the Funds or the Investment Advisers may act as an underwriter. The Funds may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with the Investment Advisers or the Funds in accordance with procedures adopted by the Board of Directors.

          Prior to the Transaction, UBS AG was deemed an affiliate of GIML and GAM USA.

          For the fiscal year ended December 31, 2005, the Funds paid brokerage commissions to affiliated broker-dealers as set forth below:

GAM Gabelli Long/Short:

Affiliated Broker	Aggregate Dollar Amount of Commissions Paid	% of Aggregate Commissions Paid to Gabelli & Company	% of Aggregate Dollar Amount of Transactions Paid to Gabelli & Company

Gabelli & Company	$13,000	25.36%	27.31%

Affiliated Broker	Aggregate Dollar Amount of Commissions Paid	% of Aggregate Commissions Paid to UBS	% of Aggregate Dollar Amount of Transactions Paid to UBS

SBC WARBURG ASIA LTD	$759	1.48%	0.68%

          For the fiscal year ended December 31, 2004, the Funds paid brokerage commissions to affiliated broker-dealers as set forth below:

GAM Gabelli Long/Short:

Affiliated Broker	Aggregate Dollar Amount of Commissions Paid	% of Aggregate Commissions Paid to UBS	% of Aggregate Dollar Amount of Transactions Paid to UBS

UBS AG (London Branch)	$200	0.16%	0.05%

Affiliated Broker	Aggregate Dollar Amount of Commissions Paid	% of Aggregate Commissions Paid to Gabelli & Company	% of Aggregate Dollar Amount of Transactions Paid to Gabelli & Company

Gabelli & Company	$13,639	10.89%	9.38%

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          For the fiscal year ended December 31, 2003, the Funds paid brokerage commissions to affiliated broker-dealers as set forth below:

GAM Gabelli Long/Short:

Affiliated Broker	Aggregate Dollar Amount of Commissions Paid	% of Aggregate Commissions Paid to UBS	% of Aggregate Dollar Amount of Transactions Paid to UBS

UBS Paine Webber Inc.	$201	0.04%	0.04%
UBS Securities	$856	0.17%	0.10%

Affiliated Broker	Aggregate Dollar Amount of Commissions Paid	% of Aggregate Commissions Paid to Gabelli & Company	% of Aggregate Dollar Amount of Transactions Paid to Gabelli & Company

Gabelli & Company	$ 46,962	9.26%	11.34%

SHAREHOLDER INFORMATION

          The Company offers Class A, B and C Shares of GAM International Equity, GAMerica and GAM GabelliLong/Short. The Class B Shares of these Funds are only available through exchanges between the Class B Shares of other Funds and through reinvestment of dividends for existing Class B shareholders. The Company offers only Class A Shares of GAM Asia-Pacific Equity and GAM European Equity. Each Class involves different sales charges, features and expenses as described more fully in the Prospectus.

PURCHASES AND SALES THROUGH BROKERS

          The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to receive orders on the Funds’ behalf. A Fund will be deemed to have received an order when an authorized broker or broker-authorized designee receives the order. Customer orders, in such cases, will be priced at the Fund’s net asset value per share next computed after they are received by an authorized broker or the broker-authorized designee and accepted by the Fund. Investors who purchase shares on a load waived basis may be charged a fee by their broker or agent if they effect transactions in Fund shares through a broker or agent that waives the front end load.

SALES CHARGE REDUCTIONS AND WAIVERS

          Waivers of Front-End Sales Charges. Class A Front-End Sales Charge Waivers. Front-end sales charges will be waived if you buy Class A Shares with proceeds from the following sources:

          1. Redemptions from any registered mutual fund for which GAM Services or any of its affiliates serve as principal underwriter or advisor if you:

•	Originally paid a front-end sales charge on the shares; and

•	Reinvest the money within 60 days of the redemption date.

          The Funds’ front-end sales charges will also not apply to purchases of Class A Shares by or through:

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          2. Employees of the Funds’ advisers and their subsidiaries and members of the employees’ immediate families; active and retired Fund Directors and other persons affiliated with the Funds or GAM Services or its affiliates and their spouses, minor children and trusts; and members of the Board of Directors/Trustees of any investment company for which GAM Services or any of its affiliates serves as principal underwriter.

          3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

          4. Retirement plans, deferred compensation plans and trusts used to fund those plans that have assets of at least $1 million or at least 25 eligible employees.

          5. Broker-dealers and other financial institutions (including registered representatives, registered investment advisers and financial planners) that have entered into a selling agreement with GAM Services (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

          6. Employees of broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with GAM Services (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

          7. Insurance company separate accounts.

          8. Reinvestment of capital gains distributions and dividends.

          9. College savings plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”) whose sponsors or administrators have entered into an agreement with GAM Services, or any of its affiliates to perform advisory or administrative services.

          10. Companies exchanging shares with or selling assets to a Fund pursuant to a merger, acquisition or exchange offer.

          11. Accounts managed by an affiliate of GAM Services.

          12. Organizations described in Section 501(c)(3) of the Code.

          13. Charitable remainder trusts.

          14. Certain tax qualified plans of administrators who have entered into a service agreement with GAM Services or the Fund.

          15. Other categories of investors, at the discretion of the Board of Directors, as disclosed in the then current Prospectus of the Funds.

          Large Orders Purchases and Purchases by Eligible Plans. Purchase orders of $1 million or more and all purchase orders by employee retirement plans with more than 100 participants will not be subject to the front-end sales charge on Class A Shares. GAM Services may advance to dealers a commission from its own resources in connection with these purchases based upon cumulative sales in each year or portion thereof except when such orders are received from other registered investment companies or investment funds. GAM Services will pay 1% of sales of more than $1 million but less than $3 million; 0.75% on sales of more than $3 million but less than $5 million, 0.50% on sales of more than $5 million but less than $50 million, and 0.25% on sales of $50 million and above. Those purchases for which GAM Services pays a commission (and the payment of which has not been waived by the dealer) are subject to a 1% contingent deferred sales charge (“CDSC”) on any shares sold within 12 months of purchase. In the case of eligible retirement plans, the CDSC will apply to redemptions at the plan level

39

only. 12b-1 fees earned on assets representing large order purchases or purchases by eligible plans will be retained by GAM Services for one year after the purchase is effected in order to reimburse it for a portion of the dealer payment.

          Contingent Deferred Sales Charge Waivers. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the applicable period 12 months for Class A; 8, 6, 4, 3 or 2 years, as applicable, for Class B; and one year for Class C (i) preceding the redemption; (ii) the current net asset value of shares purchased prior to the applicable period; or (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of other Funds. Moreover, in determining whether a CDSC is applicable, it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

          In addition, the CDSC, if otherwise applicable, will be waived in the case of:

          (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account (“IRA”) or Custodial Account under Section 403(b)(7) (“403(b) Custodial Account”) of the Code, provided in either case that the redemption is requested within one year of the death or initial determination of disability;

          (2) redemptions in connection with minimum required distributions from a qualified corporate or self-employed retirement plan following retirement or attainment of age 70 1/2, or from an IRA or 403(b) Custodial Account following attainment of age 59 1/2, but only with respect to that portion of the minimum distribution which bears the same relation to the entire mandatory distribution as the shares of each class bear to the total assets in the plan;

          (3) all redemptions of shares held for the benefit of a participant in a Qualified Retirement Plan which offers investment companies managed by an affiliate of GAM Services (“Eligible Plan”), provided that the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants;

          (4) redemptions under the Systematic Withdrawal Plan, subject to a maximum of 10% per year of the account balance, and further subject to a minimum balance of $10,000 at the beginning of the Systemic Withdrawal Plan; and

          (5) in connection with exchanges for shares of the same class of another GAM Fund.

          With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term “distribution” does not encompass direct transfer of IRA, 403(b) Custodial Accounts or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder’s entitlement.

          Conversion Feature. Class B Shares are sold at net asset value without an initial sales charge so that the full amount of an investor’s purchase payment may be immediately invested in the Fund. A CDSC, however, will be imposed on Class B Shares redeemed within six years, four years, three years or two years after purchase, depending on the amount purchased and the date of purchase, as more fully described in the Prospectus. Class B Shares will convert automatically into Class A Shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately eight (8), six (6), four (4), three (3) or two (2) years after the date of the original purchase, depending on the amount of Class B Shares purchased and when. In the case of Class B Shares previously exchanged (see “How to Exchange Shares” in the Prospectus), the period of time the shares were held in the GAM Money Market Account is included in the holding period for conversion.

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          Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that: (i) the conversion of shares does not constitute a taxable event under the Code, (ii) Class A Shares received on conversion will have a basis equal to the shareholder’s basis in the converted Class B Shares immediately prior to the conversion, and (iii) Class A Shares received on conversion will have a holding period that includes the holding period of the converted Class B Shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B Shares would continue to be subject to Class B 12b-1 fees.

          Redemption Fees. With respect to retirement plans administered by Fidelity Investments Institutional Operations Company, Inc., any redemption fee charged will be assessed on redemption proceeds on the basis of the value of the shares at the time of redemption.

NET ASSET VALUE, DIVIDENDS AND TAXES

          Net Asset Value. Each Fund determines its net asset value each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays, in addition to Saturdays and Sundays: New Year’s Day, President’s Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

          Portfolio securities, including ADR’s, EDR’s and options, which are traded on stock exchanges will be valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the counter market and listed on The Nasdaq Stock Market (“Nasdaq”) are normally valued at the Nasdaq Official Closing Price. Other over-the-counter market securities will be valued at the last available bid price in the over-the-counter market prior to the time of valuation. Money market securities will be valued at market value, except that instruments maturing within 60 days of the valuation are valued at amortized cost. The other securities and assets of each Fund for which market quotations may not be readily available (including restricted securities which are subject to limitations as to their sale) will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. Securities quoted in foreign currencies will be converted to U.S. dollar equivalents using prevailing market exchange rates.

          Suspension of the Determination of Net Asset Value. The Board of Directors may suspend the determination of net asset value and, accordingly, redemptions for a Fund for the whole or any part of any period during which (i) the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted, (iii) an emergency exists as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) the SEC may by order permit for the protection of the holders of the Fund’s shares.

          Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

          Distributions of Capital Gains. A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

          Effect of Foreign Withholding Taxes. The Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to you.

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          Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

          Pass-through of foreign tax credits. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

          The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by a Fund) will be reduced if you receive from a Fund qualified dividend income from foreign corporations. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

          PFIC securities. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). When investing in PFIC securities, a Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security would cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will not qualify for the reduced rate of taxation on qualified dividend income for individuals when distributed to you by the Fund.

          Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income qualified dividends or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable Distributions declared by a Fund in December, but paid in January, are taxable to you as if they were paid in December.

          Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Directors reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Fund’s earnings and profits.

          Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month

42

period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

          Redemption of Fund Shares. Redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

          Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

          Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

          Deferral of basis. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

•	In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
•	You sell some or all of your original shares within 90 days of their purchase, and
•	You reinvest the sales proceeds in the Fund or in another GAM Fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN:

In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

          U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on Fund investments in other certain obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

          Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

          Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

43

          While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

          After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

          Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

          Investment in Complex Securities. The Funds may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund. For example:

          Derivatives. Each Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

          Short sales and securities lending transactions. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

          Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

          Non-U.S. Investors. Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Foreign persons should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

44

          The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends. In general, capital gain dividends paid by a Fund from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

          Also, interest-related dividends paid by a Fund from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.

          Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the United States on a net basis, in which case you may be required to file a nonresident U.S. income tax return. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

          A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2005 and before January 1, 2008.

          Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

          You should consult your tax advisor about the federal, state, local or foreign tax consequences of an investment in the Fund.

PERFORMANCE INFORMATION

          Comparative performance information may be used from time to time in advertising each Fund’s shares. The performance of GAM International Equity may be compared to the MSCI Europe, Australia, Far East (“EAFE”) Index. The performance of GAM Asia-Pacific Equity may be compared to the MSCI Pacific Index. The performance of GAM Gabelli Long/Short and GAMerica may be compared to the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average. The performance of GAM European Equity may be compared to the MSCI Europe and Financial Times Actuaries World Indices-Europe. Each stock index is an unmanaged index of common stock prices, converted into U.S. dollars where appropriate. Any index selected by a Fund may not compute total return in the same manner as the Funds and may exclude, for example, dividends paid on stocks included in the index and brokerage or other fees.

DESCRIPTION OF SHARES

          GAM Funds, Inc., a Maryland corporation, was organized on May 7, 1984. The Company has five series of common stock outstanding, each of which may be divided into three classes of shares: Class A,

45

Class B and Class C. Class B Shares include Sub-Class B-0 Shares, Sub-Class B-1 Shares, Sub-Class B-2 Shares, Sub-Class B-3 Shares and Sub-Class B-4 Shares. The three classes of shares of a series represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by the Act or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution fees and other expenses of each class. Class B and Class C Shares pay higher 12b-1 fees than Class A Shares, which will cause the Class B and Class C Shares to pay lower dividends than the Class A Shares. The Directors, in the exercise of their fiduciary duties under the Act and Maryland law, will seek to ensure that no conflicts arise among the classes of shares of a Fund.

          Each share outstanding is entitled to share equally in dividends and other distributions and in the net assets of the respective class of the respective series on liquidation. Shares are fully paid and non-assessable when issued, freely transferable, have no pre-emptive or subscription rights, and are redeemable and subject to redemption under certain conditions described above. The Funds do not generally issue certificates for shares purchased.

          Each share outstanding entitles the holder to one vote. If a Fund is separately affected by a matter requiring a vote, the shareholders of each such Fund shall vote separately. The Company is not required to hold annual meetings of shareholders, although special meetings will be held for purposes such as electing or removing directors, changing fundamental policies, or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a director as if Section 16 (c) of the Act were applicable.

FINANCIAL STATEMENTS

          The audited financial statements of each Fund for the fiscal year ended December 31, 2005 and the report of the Fund’s independent registered public accounting firm in connection therewith are included in the 2005 Annual Report to Shareholders and are incorporated by reference in this Statement of Additional Information.

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APPENDIX A – PORTFOLIO MANAGERS

As of December 31, 2005

INVESTMENTS IN EACH FUND

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF INVESTMENTS IN EACH FUND[1]

GAM INTERNATIONAL EQUITY
Sean Taylor	None

GAM ASIA-PACIFIC EQUITY
Lesley Kaye	None
Michael Lai	None

GAM EUROPEAN EQUITY
John Bennett	None

GAMERICA
Gordon Grender	None

GAM GABELLI LONG/SHORT
Mario J. Gabelli	None
Henry Van der Eb	None

DESCRIPTION OF COMPENSATION STRUCTURE

Portfolio managers receive a base salary, an incentive bonus opportunity and a benefits package. Portfolio manager compensation is reviewed and may be modified each year to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained Fund performance.

Each portfolio manager’s compensation consists of the following:

BASE SALARY: Each portfolio manager is paid a base salary. In setting the base salary, GAM’s intention is to be competitive in light of the particular portfolio manager’s experience and overall responsibilities.

ANNUAL BONUS: Each portfolio manager is eligible to receive an annual cash bonus, which is determined based on an incentive pool. Each portfolio manager’s incentive pool is calculated using a formula that takes assets and fees into consideration.

1 This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

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PERFORMANCE FEE BONUS: With the exception of GAM Gabelli Long/Short, none of the Funds allow for the payment of a performance fee. Other commingled pools and accounts may, however, provide for the payment of a performance fee and in those instances the incentive pool of the portfolio manager may be credited with a percentage of the net performance fee earned, if any. For the commingled pools identified below as including a performance fee for Funds other than GAM Gabelli Long/Short, the annual incentive fee to the portfolio manager is equal to a percentage of the net realized gain of each class of shares for the year. The net realized and unrealized gain for such Funds shall, in general, be the increase in the net asset value of each class of shares as adjusted to exclude additions by way of subscriptions and withdrawals by way of redemptions during the year. If, however, each class of shares has a net loss in any year followed by a net gain in a subsequent year or years, no incentive fee will be payable by that class until, generally, the amount of that net loss relative to the shares in issue has been recouped.

GAMCO serves as Co-Investment Adviser to GAM Gabelli Long/Short pursuant to an investment advisory agreement that, among other things, contains the investment advisory fee arrangement. GAMCO is not affiliated with GIML. The investment advisory agreement is reviewed annually by the Board, taking into account numerous factors as more described in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES—Investment Advisory Contracts.” The investment advisory agreement is between the Fund and GAMCO, not between the Fund and the individual portfolio managers. The compensation structure of the portfolio managers at GAMCO is determined by GAMCO in accordance with its internal policies, which are summarized below.

Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Co-Investment Adviser for managing the Fund. Additionally, he receives similar incentive based variable compensation for managing other registered investment companies, other accounts and pooled investment vehicles within the firm. Mr. Gabelli also receives a percentage of net operating profits as an executive officer of GAMI. This method of compensation is based on the premise that superior long-term performance in managing a portfolio will be rewarded through growth of assets through appreciation and cash flow. Mr. Gabelli receives no base salary, no annual bonus and no stock options. Compensation for managing the pooled investment vehicles and other accounts that have a performance-based fee will have two components. One component of the fee is based on a percentage of net revenues received by the adviser for managing the account or pooled investment vehicle. The second component of the fee is based on absolute performance from which a percentage of such fee is paid to Mr. Gabelli. The compensation committee of the Board of Directors of GAMI reviews his compensation arrangements annually.

The compensation of the portfolio managers is structured to enable the adviser to attract and retain highly qualified professionals in a competitive environment. Mr. Van der Eb receives a compensation package that includes a minimum draw or base salary, equity based incentive compensation via awards of stock options, and incentive based variable compensation based on a percentage of net revenues received by the Co-Investment Adviser for managing the Fund to the extent that it exceeds a minimum level of compensation. This method of compensation is based on the premise that superior long-term performance in managing a portfolio will be rewarded through growth of assets through appreciation and cash flow. Incentive based equity compensation is based on an evaluation of quantitative and qualitative performance evaluation criteria.

Compensation for managing other accounts is based on a percentage of net revenues received by the adviser for managing the account. Compensation for managing the pooled investment vehicles and other accounts that have a performance-based fee will have two components. One component of the fee is based on a percentage of net revenues received by the adviser for managing the account or pooled investment vehicle. The second component of the fee is based on absolute performance from which a percentage of such fee is paid to the portfolio manager.

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OTHER MANAGED ACCOUNTS

GAM INTERNATIONAL EQUITY

SEAN TAYLOR	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE

Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	3	$109.3 million	1	$83.9 million

Other Accounts[2]	0	0	0	0

GAM ASIA-PACIFIC EQUITY

LESLEY KAYE	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE

Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	5	$4.1 billion	1	$645.9 million

Other Accounts[2]	4	$374.5 million	0	0

MICHAEL LAI	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE

Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	4	$1.3 billion	1	$87.5 million

Other Accounts[2]	1	$151.2 million	0	0

2 These are separately managed accounts of institutional or high net-worth investors for which the portfolio managers provide investment advice.

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GAM EUROPEAN EQUITY

JOHN BENNETT	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE

Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	3	$2.0 billion	1	$919.5 million

Other Accounts[2]	2	$198.3 million	0	0

GAMERICA

GORDON GRENDER	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE

Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	2	$670.7 million	0	0

Other Accounts[2]	0	0	0	0

GAM GABELLI LONG/SHORT

MARIO J. GABELLI	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE

Registered Investment Companies	24	$13.0 Billion*	5	$4.7 Billion

Other Pooled Investment Vehicles	20	$946.4 Million*	19	$704.6 Million

Other Accounts[2]	1882	$10.0 Billion	5	$1.3 Billion

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HENRY VAN DER EB	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE

Registered Investment Companies	1	$37.7 Million	0	$0

Other Pooled Investment Vehicles	1	$20.2 Million*	1	$20.2 Million

Other Accounts[2]	16	$28.4 Million	0	$0

* Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other portfolio managers.

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a portfolio manager who manages multiple funds and/or other accounts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.

•

If a portfolio manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.

•

At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he or she exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

•

With respect to securities transactions for the funds, the Advisers determine which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisers or their affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

•

The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Advisers and the Funds have adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

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PART C

OTHER INFORMATION

ITEM 23.      EXHIBITS.

(a)(1)	Articles of Incorporation of Registrant, as filed with the State of Maryland on May
7, 1984, as amended or supplemented from time to time, are incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration
Statement on Form N-1A, as filed with the U.S. Securities and Exchange
Commission (“Commission”) via EDGAR on November 16, 2001 (“PEA 35”).

(a)(2)	Articles Supplementary to the Registrant’s Articles of Incorporation, adding GAM
Global Fund, as filed with the State of Maryland on January 16, 1986, are incorporated herein by reference to PEA 35.

(a)(3)	Articles of Amendment to the Registrant’s Articles of Incorporation, changing the name of the Registrant from GAM International, Inc. to GAM Funds, Inc., as filed with the State of Maryland on February 18, 1986, are incorporated herein by reference to PEA 35.

(a)(4)	Articles Supplementary to the Registrant’s Articles of Incorporation, adding GAM
Tokyo Fund, as filed with the State of Maryland on December 30, 1986, are incorporated herein by reference to PEA 35.

(a)(5)	Articles Supplementary to the Registrant’s Articles of Incorporation, adding GAM
Pacific Basin Fund, as filed with the State of Maryland on March 10, 1987, are incorporated herein by reference to PEA 35.

(a)(6)	Articles of Amendment to the Registrant’s Articles of Incorporation, amending the indemnification provisions of Article NINTH and amending Article FIFTH, as filed with the State of Maryland on September 14, 1988, are incorporated herein by reference to PEA 35.

(a)(7)	Articles Supplementary to the Registrant’s Articles of Incorporation, adding GAM
Europe Fund and GAM North America Fund, as filed with the State of Maryland on October 18, 1989, are incorporated herein by reference to PEA 35.

(a)(8)	Articles Supplementary to the Registrant’s Articles of Incorporation, adding GAM
Japan Capital Fund, as filed with the State of Maryland on April 29, 1994, are incorporated herein by reference to PEA 35.

(a)(9)	Articles Supplementary to the Registrant’s Articles of Incorporation, adding
GAMerica Capital Fund and redesignating GAM Tokyo Fund as GAM Asian
Capital Fund, as filed with the State of Maryland on March 16, 1995, are incorporated herein by reference to PEA 35.

1

(a)(10)	Articles of Amendment to the Registrant’s Articles of Incorporation, redesignating the shares of each of the Funds as Class A Shares, as filed with the State of
Maryland on August 30, 1995, are incorporated herein by reference to Post-
Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-
1A, as filed with the Commission via EDGAR on April 30, 1996 (“PEA 27”).

(a)(11)	Articles Supplementary to the Registrant’s Articles of Incorporation, adding GAM
Mid-Cap U.S. Fund and creating Class D shares of each existing series, as filed with the State of Maryland on August 30, 1995, are incorporated herein by reference to PEA 27.

(a)(12)	Articles Supplementary to the Registrant’s Articles of Incorporation, increasing the number of authorized shares and allocating such shares among the classes of the existing Funds, as filed with the State of Maryland on December 15, 1995, are incorporated herein by reference to PEA 35.

(a)(13)	Certificate of Correction to the Registrant’s Articles of Incorporation, correcting the Articles Supplementary filed December 15, 1995, as filed with the State of
Maryland on February 22, 1996, is incorporated herein by reference to PEA 35.

(a)(14)	Articles Supplementary to the Registrant’s Articles of Incorporation, increasing the number of authorized shares and allocating such shares to certain classes of certain Funds, as filed with the State of Maryland on February 22, 1996, are incorporated herein by reference to PEA 35.

(a)(15)	Articles Supplementary to Registrant’s Articles of Incorporation, increasing the number of authorized shares, adding shares of certain Funds as Class B and Class
C shares of the existing series and creating GAM Emerging Markets Capital Fund, as filed with the State of Maryland on May 7, 1998, are incorporated herein by reference to PEA 35.

(a)(16)	Articles Supplementary to Registrant’s Articles of Incorporation, reallocating shares due to the closing of GAM Asian Capital Fund, as filed with the State of
Maryland on May 13, 1999, are incorporated herein by reference to Post-Effective
Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, as filed with the Commission via EDGAR on February 29, 2000 (“PEA 33”).

(a)(17)	Articles Supplementary to Registrant’s Articles of Incorporation, redesignating the
Class A, B and C shares of the GAM North America Fund series to reflect a name change to GAM American Focus Fund, as filed with the State of Maryland on
June 22, 2001, are incorporated herein by reference to PEA 35.

(a)(18)	Articles Supplementary to Registrant’s Articles of Incorporation, adding GAM
International Long/Short Fund and GAM American Focus Long/Short Fund series of the Registrant and adding Class Y shares to each of the Funds of the Registrant, as filed with the State of Maryland on December 10, 2001, are incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Registration

2

Statement on Form N-1A, as filed with the Commission via EDGAR on January
30, 2002 (“PEA 36”).

(a)(19)	Articles of Amendment to Registrant’s Articles of Incorporation, redesignating the shares of each Sub-Class B-1 class of shares of each of the Funds as Sub-Class B-
0 and redesignating the shares of each Sub-Class B-2 class of shares of each of the
Funds as Sub-Class B-1, as filed with the State of Maryland on May 31, 2002, incorporated herein by reference to Post-Effective Amendment No. 38 to
Registrant’s Registration Statement on Form N-1A, as filed with the Commission via EDGAR on February 28, 2003 (“PEA 38”).

(a)(20)	Articles Supplementary to Registrant’s Articles of Incorporation, reallocating shares of the Classes and Funds, as filed with the State of Maryland on May 31,
2002, are incorporated herein by reference to PEA 38.

(a)(21)	Articles of Amendment to Registrant’s Articles of Incorporation, redesignating the
GAM American Focus Long/Short Fund as the GAM Gabelli Long/Short Fund, as
filed with the State of Maryland on November 22, 2002, are incorporated herein by reference to PEA 38.

(a)(22)	Articles of Amendment to Registrant’s Articles of Incorporation, redesignating the
GAM International Fund as GAM International Equity, GAM Pacific Basin Fund
as GAM Asia Pacific Equity, GAM Europe Fund as GAM European Equity, GAM
American Focus Fund as GAM American Focus Equity, GAMerica Capital Fund
as GAMerica and GAM Gabelli Long/Short Fund as GAM Gabelli Long/Short as
well as redesignating each Class and Sub-Class of stock of each such Fund with the Fund’s new name, as filed with the State of Maryland on April 22, 2005, are incorporated herein by reference to PEA 38.

(b)	Second Amended By-Laws of Registrant are incorporated herein by reference to
PEA 33.

(c)	See Articles FIFTH, SIXTH and EIGHTH of the Registrant’s Articles of
Incorporation, as filed with the State of Maryland on May 7, 1984, as amended or supplemented from time to time, which are incorporated herein by reference.

See also, the following sections of the Second Amended By-Laws of the
Registrant, which are incorporated herein by reference: By-Law Two:
Stockholders; By-Law Three: Directors, Article 3.3, Majority To Be Elected by
Stockholders; By-Law Five: General Provisions, Article 5.1, Waiver of Notice;
and By-Law Six: Certificates of Stock.

(d)(1)	Second Amended and Restated Investment Advisory Agreement with GAM
International Management Limited, dated December 14, 2004, is incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s registration statement on Form N-1A, as filed with the Commission via EDGAR on February 25, 2005 (“PEA 42”).

3

(d)(2)	Investment Advisory Agreement (Interim) with Global Asset Management (USA),
Inc. for the GAM American Focus Fund, dated March 26, 2001, is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s
Registration Statement on Form N-1A, as filed with the Commission via EDGAR on April 23, 2001 (“PEA 34”).

(d)(3)	Amended and Restated Investment Advisory Agreement with GAM USA Inc. for the GAM American Focus Fund, dated December 14, 2004, is incorporated herein by reference to PEA 42.

(d)(4)	Amendment to Amended and Restated Investment Advisory Agreement with
GAM International Management Limited, dated December 17, 1999, as approved by the Board of Directors and effective upon shareholder approval of the
Investment Advisory Agreement with Global Asset Management (USA) Inc., dated April 25, 2001, is incorporated herein by reference to PEA 34.

(d)(5)	Amended and Restated Investment Advisory Agreement with Global Asset
Management (USA) Inc., dated October 23, 2001, adding the GAM American
Focus Long/Short Fund series of the Registrant, is incorporated herein by reference to PEA 38.

(d)(6)	Investment Advisory Agreement with GAM International Management Limited for the GAM Gabelli Long/Short Fund, dated October 9, 2002, is incorporated herein by reference to PEA 38.

(d)(7)	Investment Advisory Agreement with GAMCO Investors, Inc. for the GAM
Gabelli Long/Short Fund, dated October 9, 2002, is incorporated herein by reference to PEA 38.

(d)(8)	Investment Advisory Agreement (Interim) with GAM International Management
Limited, dated November 9, 2005, for GAM International Equity, GAM Asia-
Pacific Equity, GAM European Equity and GAMerica, is incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration
Statement on Form N-1A filed with the Commission via EDGAR on February 24,
2006 (“PEA 44”).

(d)(9)	Investment Advisory Agreement with GAM International Management Limited, dated November 9, 2005, for GAM International Equity, GAM Asia-Pacific
Equity, GAM European Equity and GAMerica, is incorporated herein by reference to PEA 44.

(d)(10)	Investment Advisory Agreement (Interim) with GAM International Management
Limited, dated November 9, 2005, for GAM Gabelli Long/Short, is incorporated herein by reference to PEA 44.

(d)(11)	Investment Advisory Agreement with GAM International Management Limited, dated November 9, 2005, for GAM Gabelli Long/Short, is incorporated herein by reference to PEA 44.

4

(e)(1)	Third Amended and Restated Distribution Agreement for Class A Shares with
GAM Services Inc., dated as of May 1, 2000, is incorporated herein by reference to PEA 35.

(e)(2)	First Amended and Restated Distribution Agreement for Class B Shares with
GAM Services Inc., dated as of May 1, 2000, is incorporated herein by reference to PEA 35.

(e)(3)	First Amended and Restated Distribution Agreement for Class C Shares with
GAM Services Inc., dated as of May 1, 2000, is incorporated herein by reference to PEA 35.

(e)(4)	Second Amended and Restated Distribution Agreement for Class D Shares with
GAM Services Inc., dated as of May 1, 2000, is incorporated herein by reference to PEA 35.

(e)(5)	Distribution Agreement for Class Y Shares with GAM Services Inc., dated as of
October 23, 2001, is incorporated herein by reference to PEA 35.

(e)(6)	Distribution Agreement for Class A Shares with GAM Services Inc., dated as of
December 2, 2005, is incorporated herein by reference to PEA 44.

(e)(7)	Distribution Agreement for Class B Shares with GAM Services Inc., dated as of
December 2, 2005, is incorporated herein by reference to PEA 44.

(e)(8)	Distribution Agreement for Class C Shares with GAM Services Inc., dated as of
December 2, 2005, is incorporated herein by reference to PEA 44.

(f)	Not Applicable.

(g)(1)	Custodian Agreement with Brown Brothers Harriman & Co., dated June 27, 2001, is incorporated herein by reference to PEA 35.

(g)(2)	Addendum dated November 12, 2001 to the Custodian Agreement with Brown
Brothers Harriman & Co., dated June 27, 2001, adding the GAM International
Long/Short Fund and the GAM American Focus Long/Short Fund series of the
Registrant, is incorporated herein by reference to PEA 35.

(g)(3)	Addendum dated December 3, 2004 to the Custodian Agreement with Brown
Brothers Harriman & Co., dated June 27, 2001, removing the GAM Global Fund and the GAM Japan Fund and renaming the GAM American Focus Long/Short
Fund as the GAM Gabelli Long/Short Fund series of the Registrant, is incorporated herein by reference to PEA 42.

(h)(1)	Administration Agreement with Brown Brothers Harriman & Co., dated October
1, 1995, is incorporated herein by reference to PEA 28.

5

(h)(2)	Addendum dated November 12, 2001 to the Administration Agreement with
Brown Brothers Harriman & Co., dated October 1, 1995, adding the GAM
International Long/Short Fund and the GAM American Focus Long/Short Fund
series of the Registrant, is incorporated herein by reference to PEA 35.

(h)(3)	Addendum dated December 3, 2004 to the Administration Agreement with Brown
Brothers Harriman & Co., dated October 1, 1995, removing the GAM Global
Fund and the GAM Japan Fund and renaming the GAM American Focus
Long/Short Fund as the GAM Gabelli Long/Short Fund series of the Registrant, is incorporated herein by reference to PEA 42.

(h)(4)	Form of Transfer Agency Agreement with Boston Financial Data Services is incorporated herein by reference to Post-Effective Amendment No. 41 to
Registrant’s Registration Statement on Form N-1A, as filed with the Commission via EDGAR on April 29, 2004 (“PEA 41”).

(i)(1)	Legal opinion of Venable LLP is filed herewith as Exhibit No. EX-99.i.1.

(i)(2)	Legal opinion of Proskauer Rose LLP is filed herewith as Exhibit No. EX-99.i.2.

(j)(1)	Consent of Ernst & Young LLP is filed herewith as Exhibit No. EX-99.j.1.

(j)(2)	Powers of Attorney, dated February 10, 2006, for Mr. Hanges, Mr. Landau, Mr.
McGuire, and Mr. Weiser is incorporated herein by reference to PEA 44.

(k)	Not Applicable.

(l)	None.

(m)(1)	First Amended Plan of Distribution for Class A Shares, adopted by the Registrant pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended,
(the “1940 Act”), is incorporated herein by reference to PEA 35.

(m)(2)	First Amended Plan of Distribution for Class B Shares, adopted by the Registrant pursuant to Rule 12b-1 under the 1940 Act, is incorporated herein by reference to
PEA 35.

(m)(3)	First Amended Plan of Distribution for Class C Shares, adopted by the Registrant pursuant to Rule 12b-1 under the 1940 Act, is incorporated herein by reference to
PEA 35.

(m)(4)	First Amended Plan of Distribution for Class D Shares, adopted by the Registrant pursuant to Rule 12b-1 under the 1940 Act, is incorporated herein by reference to
PEA 35.

(m)(5)	Second Amended Plan of Distribution for Class A Shares, adopted by the
Registrant on October 23, 2001 pursuant to Rule 12b-1 under the 1940 Act, effective as of January 30, 2002, is incorporated herein by reference to PEA 35.

6

(m)(6)	Second Amended Plan of Distribution for Class B Shares, adopted by the
Registrant on October 23, 2001 pursuant to Rule 12b-1 under the 1940 Act, effective as of January 30, 2002, is incorporated herein by reference to PEA 35.

(m)(7)	Second Amended Plan of Distribution for Class C Shares, adopted by the
Registrant on October 23, 2001 pursuant to Rule 12b-1 under the 1940 Act, effective as of January 30, 2002, is incorporated herein by reference to PEA 35.

(m)(8)	Second Amended Plan of Distribution for Class D Shares, adopted by the
Registrant on October 23, 2001 pursuant to Rule 12b-1 under the 1940 Act, effective as of January 30, 2002, is incorporated herein by reference to PEA 35.

(n)	Rule 18f-3 Multiple Class Plan for Classes A, B, C, D and Y shares adopted by the
Registrant on October 23, 2001 pursuant to Rule 18f-3 under the 1940 Act, as amended and restated on April 30, 2002, is incorporated herein by reference to
PEA 38.

(o)	Reserved.

(p)(1)	Joint Code of Ethics for GAM USA Inc., GAM International Management
Limited, GAM Services Inc. and the Registrant, pursuant to Rule 17j-1 of the 1940
Act and Rule 204A-1 of the Investment Advisers Act of 1940, is incorporated herein by reference to PEA 44.

(p)(2)	Code of Ethics for GAMCO Asset Management Inc. (formerly known as GAMCO
Investors, Inc.), pursuant to Rule 17j-1 of the 1940 Act, is incorporated herein by reference to PEA 42.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

None.

ITEM 25.	INDEMNIFICATION.

                      All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article NINTH of the Articles of Incorporation of the Registrant, as amended, for a more complete description of matters related to indemnification.

                      GAM Services Inc. (“GAM Services”), the Registrant’s principal underwriter, will be indemnified against all claims, demands, liabilities and expenses which may be incurred by it arising out of any untrue statement, or alleged untrue statement, of a material fact contained in the Registrant’s registration statement or material omission, or alleged material omission, therein.

7

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

                      GAM International Management Limited (“GIML”) and GAMCO Asset Management Inc. (formerly known as GAMCO Investors, Inc., “GAMCO”) are the investment advisers and co-investment advisers to the Registrant. GIML and GAMCO also provide investment advisory services to a number of other investment companies.

                      Additional information as to GIML and the directors and officers of GIML is included in GIML’s Form ADV filed with the Commission (File No. 801-22307), which is incorporated herein by reference and sets forth the officers and directors of the adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

                      Additional information as to GAMCO and the directors and officers of GAMCO is included in GAMCO’s Form ADV filed with the Commission (File No. 801-14132), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.     PRINCIPAL UNDERWRITERS.

                      (a)     None.

(b)	Name and Principal	Position & Offices	Positions & Offices
	Business Address	with Underwriter	with Registrant

	Frank Harte	Treasurer	-
330 Madison Avenue
New York, NY 10017

	Kenneth A. Dursht	General Counsel and	General Counsel and
	330 Madison Avenue	Secretary	Secretary
New York, NY 10017

	Jaime McPhee	Associate Counsel and	Associate Counsel,
	330 Madison Avenue	Assistant Secretary	Assistant Secretary and
	New York, NY 10017		Chief Compliance Officer

	Teresa B. Riggin	Senior Vice President –	Assistant Secretary
	330 Madison Avenue	Administration and
	New York, NY 10017	Assistant Secretary

	Hendricus Bocxe	Chief Compliance Officer	-
330 Madison Avenue
New York, NY 10017

	Dianne C. King	Director	-

8

                      (c)      Not Applicable.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS.

                       The accounts, books and other documents required to be maintained by Registrant pursuant to Rule 31a-1(a) of the Act are maintained as follows:

Accounts and Records Pursuant to Rule:			Location

31a	–	1(b)(1)	Brown Brothers Harriman & Co.
31a	–	1(b)(2)(i)	40 Water Street
31a	–	1(b)(2)(ii)	Boston, MA 02109
31a	–	1(b)(2)(iii)
31a	–	1(b)(3)
31a	–	1(b)(5)-(8)
31a	–	1(b)(10)

31a	–	1(b)(1)	Boston Financial Data Services, Inc.
31a	–	1(b)(2)(iv)	PO Box 8264
Boston, MA 02266

31a	–	1(b)(9)-(11)	GAM International Management Limited
12 St. James’s Place
London SW1A 1NX, England

GAM USA Inc.
330 Madison Avenue
New York, NY 10017

GAMCO Asset Management Inc.
One Corporate Center
Rye, NY 10580-1422

31a	–	1(b)(4)	Proskauer Rose LLP
1585 Broadway
New York, NY 10036-8299

GAM USA Inc.
330 Madison Avenue
New York, NY 10017

9

ITEM 29.      MANAGEMENT SERVICES.

                       Not Applicable.

ITEM 30.      UNDERTAKINGS.

                       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

10

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 28th day of April, 2006.

GAM Funds, Inc.

/s/ Kenneth A. Dursht

Kenneth A. Dursht
Secretary

          Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature		Title	Date

/s/Andrew Hanges	*	Chairman, President and Director	April 28, 2006

Andrew Hanges
(Principal Executive Officer)

/s/Joseph Cheung		Treasurer	April 28, 2006
(Principal Financial
Joseph Cheung		and Accounting Officer)

/s/Roland Weiser	*	Director	April 28, 2006

Roland Weiser

/s/George W. Landau	*	Director	April 28, 2006

George W. Landau

/s/Robert J. McGuire	*	Director	April 28, 2006

Robert J. McGuire

* By	/s/ Kenneth A. Dursht

Executed by Kenneth A. Dursht on behalf of those indicated pursuant to Powers of
Attorney as filed herewith.

11

EXHIBIT INDEX

FORM N-1A			EDGAR
EXHIBIT NO.		DESCRIPTION	EXHIBIT NO.

Item	23(i)(1)	Legal opinion of Venable LLP	EX-99.i.1

Item	23(i)(2)	Legal opinion of Proskauer Rose LLP	EX-99.i.2

Item	23(j)(1)	Consent of Ernst & Young LLP	EX-99.j.1

12